N-4		12 Months Ended
	Apr. 30, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4/A
Entity Registrant Name	Athene Annuity & Life Assurance Company of New York
Entity Central Index Key	0001590625
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	We will apply positive or negative Segment Credits to amounts allocated to the Index-Linked Segment Options on the Segment End Date based, in part, on the performance of the Reference Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Reference Index declines in value.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the application of these adjustments.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Any Withdrawal (including Free Withdrawal amount or surrender of your Contract) or payment of a Death Benefit from an Index-Linked Segment Option on any date prior to the Segment End Date will include any applicable Equity Adjustments. Any portion of a Withdrawal that is subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. The portion of amounts withdrawn that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment, which may be positive or negative, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. The reduction of your Contract Value due to a Withdrawal will be greater if there is a negative Interest Adjustment, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, a Required Minimum Distribution, surrender, payment of a Death Benefit, application of Contract Value to a Settlement Option, or exercise a Performance Lock, the amount of Contract Value withdrawn from any Index-Linked Segment Option will include an Equity Adjustment, which may be positive or negative.

In extreme situations you could lose up to 100% of your Base Segment Value due to a negative Interest Adjustment. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount, you could lose up to $100,000 due to a negative Interest Adjustment. In extreme circumstances you could also lose up to 100% of your Base Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. Such losses will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes, or tax penalties.
Fee Table

Charges and Adjustments – Withdrawal Charges

Charges and Adjustments – Interest Adjustment

Charges and Adjustments –Equity Adjustment

Appendix B - Cash Surrender Value Examples Under Different Equity and Interest Adjustment Scenarios

Appendix C - Performance Lock and Re-Entry Examples

Are There Transaction Charges?	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.	N/A

Are There Ongoing Fees and Expenses?
Yes, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point Buffer, Trigger Buffer, Dual Trigger Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses.

			Fee Table
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. Currently, the Index-Linked Segment Options offered can have a Buffer Rate of 10%, 20%, or 30%. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated. The Buffer Rate will always be at least 10%.

			Principal Risks of Investing in the Contract - Risk of Loss
	Buffer Rate	Lowest Potential Negative Segment Credit due to poor Reference Index performance
	10%	-90%
	20%	-80%
	30%	-70%

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date will include an Equity Adjustment, which may be negative. Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Base Contract Value. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result insignificant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Base Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date. Base Segment Value in an Index-Linked Segment Option will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Base Segment Value on the Segment End Date, your Base Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock, do not submit a Re-Entry Request, and do not instruct us otherwise, the Segment Value will be re-allocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. Please see the “Performance Lock and Re-Entry” section for more information.
Principal Risks of Investing in the Contract - Liquidity Risk

What Are the Risks Associated with the Segment Options?
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).For example, if a Dual Trigger Buffer Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, absent a Re-Entry Request, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.
Principal Risks of Investing in the Contract

For investments in a Dual Direction Buffer Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Buffer Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Segment Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.
Principal Risks of Investing in the Contract - Our Financial Strength and Claims Paying Ability

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date, except by exercising a Performance Lock. Following the Performance Lock, you may submit a Re-Entry Request as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary to transfer the Segment Value (including any fixed interest accrued since the Performance Lock Date) to any currently-available Segment Option with a 1-year or 2-year Segment Term Period. Alternatively, you may submit transfer instructions to any currently-available Segment Option for the next Segment Anniversary at least two Business Days before the next Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Contract Value, which includes any applicable Equity Adjustments. For Withdrawals and surrenders, Withdrawal Charges and Interest Adjustments may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. The Performance Blend Buffer Segment Option and Dual Direction Buffer Segment Option are available only with a 6-year Segment Term Period. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date. If you do not request a transfer or withdraw the Segment Value, Segment Options will follow the default re-allocation rules.

If the publication of a Reference Index is discontinued or the calculation of the Reference Index is substantially changed, we have the right to substitute an alternative Reference Index prior to the Segment End Date. If we substitute a Reference Index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new Reference Index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

The Insurance Company and Investment Options - The Segment Options

Principal Risks of Investing in the Contract - Discontinuation or Substitution of an Index

Appendix D - Financial Intermediary Variation Chart

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.
Benefits Available Under the Contract Appendix D - Financial Intermediary Variation Chart
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How are Financial Professionals Compensated?
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
Other Information - Distribution
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Other Information - Distribution

Charges for Early Withdrawals [Text Block]
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. The portion of amounts withdrawn that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment, which may be positive or negative, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. The reduction of your Contract Value due to a Withdrawal will be greater if there is a negative Interest Adjustment, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, a Required Minimum Distribution, surrender, payment of a Death Benefit, application of Contract Value to a Settlement Option, or exercise a Performance Lock, the amount of Contract Value withdrawn from any Index-Linked Segment Option will include an Equity Adjustment, which may be positive or negative.

In extreme situations you could lose up to 100% of your Base Segment Value due to a negative Interest Adjustment. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount, you could lose up to $100,000 due to a negative Interest Adjustment. In extreme circumstances you could also lose up to 100% of your Base Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. Such losses will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes, or tax penalties.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you make a Withdrawal from your Contract, including a partial Withdrawal, a Required Minimum Distribution, surrender, payment of a Death Benefit, application of Contract Value to a Settlement Option, or exercise a Performance Lock, the amount of Contract Value withdrawn from any Index-Linked Segment Option will include an Equity Adjustment, which may be positive or negative.
Transaction Charges [Text Block]	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.
Ongoing Fees and Expenses [Table Text Block]
Yes, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point Buffer, Trigger Buffer, Dual Trigger Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses.

Index-Linked Option, Implicit Ongoing Fees [Text Block]	there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point Buffer, Trigger Buffer, Dual Trigger Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than index gains.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on index gains, you will receive some protection from index losses.
Risks [Table Text Block]

	FEES, EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. The portion of amounts withdrawn that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment, which may be positive or negative, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. The reduction of your Contract Value due to a Withdrawal will be greater if there is a negative Interest Adjustment, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, a Required Minimum Distribution, surrender, payment of a Death Benefit, application of Contract Value to a Settlement Option, or exercise a Performance Lock, the amount of Contract Value withdrawn from any Index-Linked Segment Option will include an Equity Adjustment, which may be positive or negative.

In extreme situations you could lose up to 100% of your Base Segment Value due to a negative Interest Adjustment. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount, you could lose up to $100,000 due to a negative Interest Adjustment. In extreme circumstances you could also lose up to 100% of your Base Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. Such losses will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes, or tax penalties.
Fee Table

Charges and Adjustments – Withdrawal Charges

Charges and Adjustments – Interest Adjustment

Charges and Adjustments –Equity Adjustment

Appendix B - Cash Surrender Value Examples Under Different Equity and Interest Adjustment Scenarios

Appendix C - Performance Lock and Re-Entry Examples

Are There Transaction Charges?	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.	N/A

Are There Ongoing Fees and Expenses?
Yes, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point Buffer, Trigger Buffer, Dual Trigger Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses.

			Fee Table
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. Currently, the Index-Linked Segment Options offered can have a Buffer Rate of 10%, 20%, or 30%. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated. The Buffer Rate will always be at least 10%.

			Principal Risks of Investing in the Contract - Risk of Loss
	Buffer Rate	Lowest Potential Negative Segment Credit due to poor Reference Index performance
	10%	-90%
	20%	-80%
	30%	-70%

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date will include an Equity Adjustment, which may be negative. Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Base Contract Value. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result insignificant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Base Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date. Base Segment Value in an Index-Linked Segment Option will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Base Segment Value on the Segment End Date, your Base Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock, do not submit a Re-Entry Request, and do not instruct us otherwise, the Segment Value will be re-allocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. Please see the “Performance Lock and Re-Entry” section for more information.
Principal Risks of Investing in the Contract - Liquidity Risk

What Are the Risks Associated with the Segment Options?
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).For example, if a Dual Trigger Buffer Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, absent a Re-Entry Request, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.
Principal Risks of Investing in the Contract

For investments in a Dual Direction Buffer Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Buffer Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Segment Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.
Principal Risks of Investing in the Contract - Our Financial Strength and Claims Paying Ability

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date, except by exercising a Performance Lock. Following the Performance Lock, you may submit a Re-Entry Request as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary to transfer the Segment Value (including any fixed interest accrued since the Performance Lock Date) to any currently-available Segment Option with a 1-year or 2-year Segment Term Period. Alternatively, you may submit transfer instructions to any currently-available Segment Option for the next Segment Anniversary at least two Business Days before the next Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Contract Value, which includes any applicable Equity Adjustments. For Withdrawals and surrenders, Withdrawal Charges and Interest Adjustments may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. The Performance Blend Buffer Segment Option and Dual Direction Buffer Segment Option are available only with a 6-year Segment Term Period. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date. If you do not request a transfer or withdraw the Segment Value, Segment Options will follow the default re-allocation rules.

If the publication of a Reference Index is discontinued or the calculation of the Reference Index is substantially changed, we have the right to substitute an alternative Reference Index prior to the Segment End Date. If we substitute a Reference Index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new Reference Index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

The Insurance Company and Investment Options - The Segment Options

Principal Risks of Investing in the Contract - Discontinuation or Substitution of an Index

Appendix D - Financial Intermediary Variation Chart

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.
Benefits Available Under the Contract Appendix D - Financial Intermediary Variation Chart
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How are Financial Professionals Compensated?
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
Other Information - Distribution
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Other Information - Distribution

Investment Restrictions [Text Block]
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date, except by exercising a Performance Lock. Following the Performance Lock, you may submit a Re-Entry Request as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary to transfer the Segment Value (including any fixed interest accrued since the Performance Lock Date) to any currently-available Segment Option with a 1-year or 2-year Segment Term Period. Alternatively, you may submit transfer instructions to any currently-available Segment Option for the next Segment Anniversary at least two Business Days before the next Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Contract Value, which includes any applicable Equity Adjustments. For Withdrawals and surrenders, Withdrawal Charges and Interest Adjustments may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. The Performance Blend Buffer Segment Option and Dual Direction Buffer Segment Option are available only with a 6-year Segment Term Period. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date. If you do not request a transfer or withdraw the Segment Value, Segment Options will follow the default re-allocation rules.

If the publication of a Reference Index is discontinued or the calculation of the Reference Index is substantially changed, we have the right to substitute an alternative Reference Index prior to the Segment End Date. If we substitute a Reference Index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new Reference Index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

Key Information, Benefit Restrictions [Text Block]
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.

Investment Professional Compensation [Text Block]
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making Withdrawals from a Segment Option or from the Contract. Please refer to your Contract Schedule for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the Contract, surrender or make Withdrawals from a Segment Option or from the Contract, or transfer Base Contract Value between Segment Options.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1,2]	8%
Transfer Fee	None
[1] The Withdrawal Charge percentage is deducted upon a withdrawal of amounts in excess of the 10% Free Withdrawal amount. For a complete description of charges, please see Charges and Adjustments – Withdrawal Charges in the prospectus.
[2] The amount of the Withdrawal Charge decreases over time, measured from the date the Purchase Payment is credited to the Contract. The Withdrawal Charge percentages are shown below.

Contract Years Since Purchase Payment	1	2	3	4	5	6	7+
Withdrawal Charge (%)	8%	8%	7%	6%	5%	4%	0%

The next table describes the adjustments, in addition to any transaction fees, that apply if all or a portion of the Base Contract Value is removed from a Segment Option or from the Contract before the expiration of a specified period.

Adjustments
Maximum Potential Loss Due to Equity Adjustment (as a percentage of Base Contract Value on the Segment Start Date)[1]	100%
Maximum Potential Loss Due to Interest Adjustment (as a percentage of Base Contract Value withdrawn from an Index-Linked Segment Option)[2]	100%
[1] Contract transactions subject to an Equity Adjustment are a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, application of the Contract Value to a Settlement Option, or exercise of a Performance Lock for an Index-Linked Segment Option on any date before the Segment Term End Date. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
[2]     Withdrawals from your contract (including both partial Withdrawals and a surrender of your contract) that are subject to a Withdrawal Charge will also be subject to an Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. The Fixed Segment Option is subject to Standard Nonforfeiture Law NYSIL § 4223 for Individual Deferred Annuities, and a negative Interest Adjustment will not cause the amount payable upon Withdrawal from the Fixed Segment Option to be less than the minimum nonforfeiture amount required by the state of New York. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
The next table describes the fees that you will pay each year during the time that you own the Contract.

Annual Contract Expenses
Administrative Expenses	None
Base Contract Expenses (as a percentage of average account value or Contract Value)	None
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value))	None

In addition to the fees described above, we may limit the amount you can earn on the Index-Linked Segment Options. This means your Segment Credits may be lower than the positive Index Change. In return for accepting this limit on index gains, you will receive some protection from index losses.

Transaction Expenses [Table Text Block]

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1,2]	8%
Transfer Fee	None
[1] The Withdrawal Charge percentage is deducted upon a withdrawal of amounts in excess of the 10% Free Withdrawal amount. For a complete description of charges, please see Charges and Adjustments – Withdrawal Charges in the prospectus.
[2] The amount of the Withdrawal Charge decreases over time, measured from the date the Purchase Payment is credited to the Contract. The Withdrawal Charge percentages are shown below.

Contract Years Since Purchase Payment	1	2	3	4	5	6	7+
Withdrawal Charge (%)	8%	8%	7%	6%	5%	4%	0%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0
Other Transaction Fee, Current [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Withdrawal Charge percentage is deducted upon a withdrawal of amounts in excess of the 10% Free Withdrawal amount. For a complete description of charges, please see Charges and Adjustments – Withdrawal Charges in the prospectus.
[2] The amount of the Withdrawal Charge decreases over time, measured from the date the Purchase Payment is credited to the Contract. The Withdrawal Charge percentages are shown below.

Contract Years Since Purchase Payment	1	2	3	4	5	6	7+
Withdrawal Charge (%)	8%	8%	7%	6%	5%	4%	0%

Transactions Subject to Contract Adjustment, Fee Table [Text Block]	Contract transactions subject to an Equity Adjustment are a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, application of the Contract Value to a Settlement Option, or exercise of a Performance Lock for an Index-Linked Segment Option on any date before the Segment Term End Date. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information. [2] Withdrawals from your contract (including both partial Withdrawals and a surrender of your contract) that are subject to a Withdrawal Charge will also be subject to an Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. The Fixed Segment Option is subject to Standard Nonforfeiture Law NYSIL § 4223 for Individual Deferred Annuities, and a negative Interest Adjustment will not cause the amount payable upon Withdrawal from the Fixed Segment Option to be less than the minimum nonforfeiture amount required by the state of New York. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
Contract Adjustments, Fee Table [Table Text Block]

Adjustments
Maximum Potential Loss Due to Equity Adjustment (as a percentage of Base Contract Value on the Segment Start Date)[1]	100%
Maximum Potential Loss Due to Interest Adjustment (as a percentage of Base Contract Value withdrawn from an Index-Linked Segment Option)[2]	100%
[1] Contract transactions subject to an Equity Adjustment are a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, application of the Contract Value to a Settlement Option, or exercise of a Performance Lock for an Index-Linked Segment Option on any date before the Segment Term End Date. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
[2] Withdrawals from your contract (including both partial Withdrawals and a surrender of your contract) that are subject to a Withdrawal Charge will also be subject to an Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. The Fixed Segment Option is subject to Standard Nonforfeiture Law NYSIL § 4223 for Individual Deferred Annuities, and a negative Interest Adjustment will not cause the amount payable upon Withdrawal from the Fixed Segment Option to be less than the minimum nonforfeiture amount required by the state of New York. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses
Administrative Expenses	None
Base Contract Expenses (as a percentage of average account value or Contract Value)	None
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value))	None

Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]
In addition to the fees described above, we may limit the amount you can earn on the Index-Linked Segment Options. This means your Segment Credits may be lower than the positive Index Change. In return for accepting this limit on index gains, you will receive some protection from index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
12. Principal Risks of Investing in the Contract
Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss
    Amounts allocated to Index-Linked Segment Options will fluctuate in value based on the performance of the Reference Index. You may lose money, including your principal and previously credited Segment Credits. Such losses may be substantial, depending on the performance of the Reference Index and the Index-Linked Segment
Options to which you allocate your Purchase Payment. Due to negative index performance, Segment Credits on Index-Linked Segment Options may be negative after application of the Buffer Rate, and you bear the portion of the loss that exceeds the Buffer Rate.

Potential for Significant Loss on Index-Linked Segment Options
    If there is a steep decline in the Reference Index, the risk of loss due to negative Segment Credits could be significant on an Index-Linked Segment Option. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Segment Credit percentage may be as low as -90%, which could lead to a substantial loss of principal and previously credited Segment Credits. Currently, the Index-Linked Segment Options offered can have a Buffer Rate of 10%, 20%, or 30%. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated. The Buffer Rate will always be at least 10%.

Buffer Rate	Lowest Potential Negative Segment Credit due to poor Reference Index performance
10%	-90%
20%	-80%
30%	-70%

Even with a 10% Buffer, any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Such losses of principal and previously credited Segment Credits may be significant. It is possible to lose your entire investment. Please see “The Insurance Company and Investment Options” section for further details.

The risk of loss on the Performance Blend Buffer Segment Option may differ from other Point-to-Point Buffer Segment Options based on a single Reference Index because the Segment Credit applied on the Performance Blend Buffer Segment Option is based on the ranked and weighted performance of three Indices, which may have different returns.

Index Performance Used to Calculate Segment Credits is Based Only on the Segment Start Date and Segment End Date
    The Index Change or Aggregate Index Change used in the determination of Segment Credits for Index-Linked Segment Options using the Point-to-Point Crediting Method, Performance Blend Crediting Method, Trigger Crediting Method, Dual Trigger Crediting Method, or Dual Direction Crediting Method reflects only the difference in the value of the Reference Index on the Segment Start Date and the Segment End Date. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points during or through most of the Segment Term Period.

Withdrawal Increases Risk of Loss
    The risk of loss becomes greater if you take a Withdrawal or surrender the Contract. The Equity Adjustment, which is included on Withdrawals and surrenders from Index-Linked Segment Options before the Segment End Date, may be negative even when the value of the Reference Index has increased or has declined less than the Buffer Rate. If the applicable Equity Adjustment is negative at the time of a Withdrawal, the reduction in the Base Contract Value as a result of the deduction of the Proportional Withdrawal will be greater than the net proceeds you receive. This will also reduce your future growth potential because any subsequent positive Segment Credits will be lower due to the reduction in the Base Contract Value. The Interest Adjustment, which applies during the first six Contract Years, will be negative if interest rates have risen since your Contract Date. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.
During the first six Contract Years, the Withdrawal Charge will further reduce proceeds payable on a Withdrawal greater than the Free Withdrawal amount or on a surrender of the Contract. If you request a specific amount as the net proceeds of a Withdrawal, we will determine the Withdrawal and Proportional Withdrawal needed to achieve this result.
Liquidity Risk
    We designed the Contract to be a long-term investment, which you can use to help build and provide income for retirement. As such, it is not suitable as a short-term investment vehicle. You may withdraw up to 10% of your Contract Value as of the prior Segment Anniversary annually without incurring a Withdrawal Charge. An Equity Adjustment will be included on Withdrawals from an Index-Linked Segment Option on any date other than a Segment End Date. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.

    Segment Credits for Index-Linked Segment Options are credited to the Base Segment Value on the Segment End Date. The method we use to calculate Contract Value, which includes any applicable Equity Adjustment, available for Withdrawals from an Index-Linked Segment Option on any day other than a Segment End Date may result in an amount that is less than the amount you would receive if you waited until the Segment End Date to withdraw funds. Even if the performance of the Reference Index has been positive during the Segment Term Period, or losses are within the Buffer Rate for an Index-Linked Segment Option, the Contract Value and/or Interest Adjustment applied to Withdrawal proceeds may be negative until the Segment End Date.
Changes to Cap Rates, Participation Rates, Downside Participation Rates, Buffer Rates, Trigger Rates, and Annual Interest Rates
    The Buffer Rate on available Index-Linked Segment Options is stated in your Contract Schedule and will not change after the Contract Date. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates may vary from one Segment Term Period to another. The Cap Rate or Trigger Rate may limit your participation in any increases in the underlying Reference Index associated with a Segment Option and could cause your returns to be lower than if you had invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Reference Index.

    We declare a Cap Rate for each new Segment Term Period for Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Options. The Cap Rate for a new Segment Term Period may be higher, lower, or equal to the Cap Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Cap Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Cap Rate will always be at least 4% on any Segment Option we establish under the Contract. Specifically, we guarantee that the minimum Cap Rate for each Index-Linked Segment Option will never be less than the values stated in the table below for each combination of Segment Term Period and Buffer Rate.

Term	Buffer Rate	Minimum Cap Rate
1-Year	20%	4.00%
	10%	5.00%
2-Year	20%	8.00%
	10%	10.00%
6-Year	30%	18.00%
	20%	24.00%
	10%	30.00%
We declare a Participation Rate for each new Segment Term Period for Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Options, subject to a minimum Participation Rate of 100%. The Participation Rate for a new Segment Term Period may be higher, lower, or equal to the Participation Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Participation Rate will always be at least 100% on any Segment Option we establish under the Contract.

We declare a Downside Participation Rate for each new Segment Term Period for Dual Direction Buffer Segment Options, subject to a minimum Downside Participation Rate of 100%. The Downside Participation Rate for a new Segment Term Period may be higher, lower, or equal to the Downside Participation Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Downside Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Downside Participation Rate will always be at least 100% on any Segment Option we establish under the Contract.

We declare a Trigger Rate for each new Segment Term Period for Trigger Buffer Segment Options and Dual Trigger Buffer Segment Options. The Trigger Rate for a new Segment Term Period may be higher, lower, or equal to the Trigger Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Trigger Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Trigger Rate will always be at least 5% on any Segment Option we establish under the Contract. Specifically, we guarantee that Trigger Rates for Trigger Buffer and Dual Trigger Buffer Segment Options will never be less than the values stated in the table below for each combination of Segment Term Period and Buffer Rate.

Term	Buffer Rate	Minimum Trigger Rate
Trigger Buffer Segment Options
1-Year	10%	5.00%
Dual Trigger Buffer Segment Options
1-Year	10%	5.00%
6-Year	30%	18.00%
	20%	24.00%
	10%	30.00%

    We declare an Annual Interest Rate for each new Segment Term Period for the Fixed Segment Option, subject to a minimum Annual Interest Rate of 1.00%. The Annual Interest Rate for a new Segment Term Period may be higher, lower, or equal to the Annual Interest Rate for the current Segment Term Period. If it is lower, it will reduce the amount of Segment Credit you will receive. You risk the possibility that the Annual Interest Rate declared for a new Segment Term Period will be lower than you would find acceptable.
Risks Associated with Performance Lock and Re-Entry
If a Performance Lock is exercised:
•It is irrevocable.
•You will no longer participate in the performance of the Reference Index, whether positive or negative, for the remainder of the Segment Term Period for the locked Index-Linked Segment Option.
•The Equity Adjustment will not cause any further change in the Segment Value from the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock.
•You will not receive a Segment Credit for the locked Index-Linked Segment Option at the end of its current Segment Term Period. From the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will earn interest at the current Annual Interest Rate used for the Fixed Segment Option. The Annual Interest Rate may be as low as 1.00%.
•We will lock in the next calculated Segment Value after we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Segment Value in advance. Therefore, your Segment Value may be higher or lower than it was at the point in time you requested a Performance Lock.
•We will not provide advice or notify you regarding whether you should exercise a Performance Lock or Re-Entry Request or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock or Re-Entry Request at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock or Re-Entry Request.
•There may not be an optimal time to exercise a Performance Lock and Re-Entry Request during a Segment Term Period. It may be better for you if you do not exercise a Performance Lock or submit a Re-Entry Request. It is impossible to know with certainty whether or not a Performance Lock or Re-Entry Request should be exercised.
•If a Performance Lock is exercised when your Segment Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Segment Value includes the Equity Adjustment, the Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option.
•If you take a Withdrawal and do not instruct us otherwise, we will take the Withdrawal first from the Fixed Segment Option, and then pro rata from the Index-Linked Segment Options, starting with those with the shortest Segment Term Period. Any Withdrawals taken from a locked Index-Linked Segment Option after the exercise of a Performance Lock will not receive any adjustment from that Segment Option's Equity Adjustment beyond what they already locked in on the Performance Lock Date (though any applicable Interest Adjustment and Withdrawal Charges will still apply). Therefore, net proceeds from Withdrawals may be lower than they would have been if the Performance Lock had not been exercised and Withdrawals had been taken from an Index-Linked Segment Option that wasn't locked.
•There are limits on Re-Entry Requests. A Re-Entry Request may be made no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16. After the maximum is reached, you may not make a Re-Entry Request on any locked Index-Linked Segment Option for the remainder of the Segment Year. These limitations mean you may not be able to take advantage of positive changes to Index values during the 14 calendar days prior to the next Segment Anniversary, or the time between your sixteenth Re-Entry Request and the next Segment Anniversary, which may limit your return potential.
•If you exercise a Performance Lock, the Segment Value will be re-allocated to one or more Segment Options at the earlier of the next Segment Anniversary or us receiving a valid Re-Entry Request, and will be subject to a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. The rates for the new Segment Option(s) may be less than the rates received in the current Segment Term Period.
•A Re-Entry Request may not transfer Segment Value into any Segment Option with a 6-year Segment Term Period. This limitation means you will not be able to allocate funds to any Segment Option with a 6-year Segment Term Period until the next Segment Anniversary.
Risks Associated with Indices
    Index-Linked Segment Options do not directly participate in the returns of the underlying securities of any Reference Index. Price return Indices do not include dividends that may become payable on the underlying securities, and would have a higher Index Change if the dividends from the underlying securities were included.

    The historical performance of the Indices does not guarantee future results. The S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100® Index are each comprised of a collection of equity securities. For each Index, the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. During periods of market stress, the component securities may move in the same direction, causing the Index to go up or down rapidly and unpredictably. In addition, the value of the component securities may decline for reasons directly related to the issuers of the securities.

There is no guarantee that a Reference Index will be available for the entire term of your Contract. If a Reference Index is substituted with a comparable Reference Index, there is a risk that the performance of the new Reference Index may not be as good as the performance of the existing Reference Index as measured from the date of substitution to the end of the Segment Term Period. As a result, funds allocated to the substituted Reference Index may earn a return that is lower than the return they would have earned if the Reference Index were not substituted.
S&P 500® Price Return Index
    The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. See the “The Insurance Company and Investment Options” section for more information.
Russell 2000® Price Return Index
    The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. See the “The Insurance Company and Investment Options” section for more information.
MSCI EAFE Price Return Index
    The MSCI EAFE Index is an equity Index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. See the “The Insurance Company and Investment Options” section for more information.
Nasdaq-100® Price Return Index
The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). See “The Insurance Company and Investment Options” section for more information.
Availability of Segment Options
Upon the expiration of each Segment Term Period, the Base Segment Value will be reallocated to the same Segment Option, unless you instruct otherwise. If an expiring Segment Option is no longer available, the Base Segment Value will be transferred to the Fixed Segment Option, unless you instruct otherwise. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date.
Our Financial Strength and Claims-Paying Ability
    As an insurance company, we are required by state law to hold a specified amount of reserves in order to meet all contractual obligations of our General Account to Owners. We monitor our reserves so that we hold sufficient amounts to meet actual or expected Contract or claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims paying obligations and that there are risks to purchasing any insurance product. We encourage both existing and future Owners to read and understand our financial statements, prepared in accordance with accounting practices prescribed and permitted by the New York Department of Financial Services, which are included in the Statement of Additional Information.

    No Company other than Athene Annuity & Life Assurance Company of New York has any legal responsibility to pay amounts owed under the Contracts. You should look to the financial strength of the Company for its claims paying ability to pay amounts owed under the Contract.

The General Account holds all our assets other than the assets of our Separate Accounts. The General Account assets support the guarantees under the Contracts as well as our other general obligations. Assets in the General Account are not segregated for the benefit of any particular Contract or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as payment of salaries, rent and ordinary business expenses.
Reliance on Rule 12h-7
The Company relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Regulatory Protection
    The Company is not an investment company and is not registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.
No Ownership of Underlying Securities
    Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.
The Separate Account
    The Separate Account is the non-unitized separate account, established by the Company under New York law, in which we hold reserves for Index-Linked Segment Options we provide under the Contract. We will maintain assets in the Separate Account with an aggregate value at least equal to the reserves and other Contract liabilities of the Separate Account. Owners do not participate in the performance of assets held in the Separate Account and do not have any claim on such assets. The obligations under this Contract are independent of the investment performance of the Separate Account and are obligations of the Company. The Separate Account is not registered under the Investment Company Act of 1940. The Separate Account complies with New York law and has been authorized by the New York Department of Financial Services.
    We own the assets of the Separate Account, as well as any favorable investment performance on those assets. We are obligated to pay all money we owe under the Contract. If the assets in the Separate Account are insufficient to pay when due amounts guaranteed under the Contracts, the General Account may fund shortfalls in the Separate Account or guarantee the performance of such obligations by making such payments. Any excess in assets in the Separate Account over the amount which qualifies to be applied against the reserves and other liabilities under the Contract may be transferred to the General Account.

    General Account assets support guarantees under the Contract as well as our other general obligations. General Account assets are not segregated for the benefit of any particular Contract or obligation. We guarantee all benefits relating to your value in the Contract, regardless of whether assets supporting it are held in the Separate Account or our General Account. You should look to the financial strength of the Company for its claims-paying ability to pay amounts owed under the contract.
Cybersecurity and Business Continuity Risk
    Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information systems failure (e.g. hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service on our website, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, the Indices, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of transfer requests, impact our ability to calculate Base Segment Values or Segment Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the underlying securities in which the Indices invest, which may cause the Indices in your Contract to lose value. We may not be able to anticipate, detect, repel or implement effective preventative measures against all such threats, particularly because the techniques used are constantly evolving and increasingly sophisticated.

All of these risks are also applicable where the Company relies on third-party suppliers to provide products and services to the Company’s customers. While the Company requires critical third party suppliers to implement and maintain effective cybersecurity and data protection measures, we cannot guarantee that third parties and infrastructure in our supply chain have not been compromised or that they do not contain exploitable defects that could result in a disruption to our information technology systems or third party information technology systems that support the Company's insurance products. Our ability to monitor these third parties’ information securities practices is limited, and these third party suppliers may not have adequate information security measures in place. In addition, if one of the Company’s third party suppliers suffers a security breach, which has happened in the past, the Company's ability to respond may be limited because we do not have direct access to the third party’s supplier’s systems, logs and other information related to the security breach.

    Other disruptive events, including but not limited to natural disasters and public health crises may adversely affect our ability to conduct business, including if our employees or employees of service providers are unable to perform their responsibilities as a result of such event. Cybersecurity breaches and other disruptions to our business can interfere with our processing Contract transactions, such as the processing of transfers between Segment Options on the Segment End Date, impact our ability to calculate the various components of Contract Value, cause the release of confidential information, or other operational issues.
Company Related Risk Factors
Risks Relating to Business Operations

The Company’s financial condition, results of operations, liquidity and cash flows depend on the accuracy of our management’s assumptions and estimates, and we could experience significant gains or losses if these assumptions and estimates differ significantly from actual results.

    The Company makes and relies on certain assumptions and estimates regarding many matters related to its business, including valuations, interest rates, investment returns, expenses and operating costs, tax assets and liabilities, tax rates, business mix, surrender activity, mortality and contingent liabilities. The Company also uses these assumptions and estimates to make decisions crucial to its business operations, including establishing pricing, target returns and expense structures for its products and pension group annuity transactions; determining the amount of reserves it is required to hold for its policy liabilities; determining the price it will pay to acquire or reinsure business; determining the hedging strategies we employ to manage risks to its business and operations; and determining the amount of regulatory and rating agency capital it must hold to support its business. The factors influencing these assumptions and estimates cannot be calculated or predicted with certainty, and if these assumptions and estimates differ significantly from actual outcomes and results, the Company’s financial condition, result of operations, liquidity and cash flows may be materially and adversely affected. Certain of the assumptions relevant to the Company's business are discussed in greater detail below.

•Insurance Products and Liabilities. Pricing of the Company’s annuity and other insurance products, whether issued by the Company or acquired through reinsurance or acquisitions, is based upon assumptions about persistency, mortality and the rates at which optional benefits are elected. A factor which may affect persistency for some of the Company's products is the value of guaranteed minimum benefits. An increase in the value of guaranteed minimum benefits could result in the Company's policies remaining in force longer than we have estimated, which could adversely affect the Company's results of operations. This could be caused by extended periods of poor equity market performance and/or low interest rates, developments affecting customer perception and other factors outside the Company's control. Alternatively, the Company's persistency estimates could be negatively affected during periods of rising equity markets or interest rates or by other factors outside the Company's control, which could result in fewer policies remaining in force than estimated. Therefore, the Company's results will vary based on deviations from expected policyholder behavior.
If emerging or actual experience deviates from the Company’s assumptions, such deviations could have a significant effect on the Company's business, financial condition, results of operations, liquidity and cash flows. For example, a significant portion of the Company’s in-force and newly issued products contain riders that offer guaranteed lifetime income or death benefits. These riders expose the Company to mortality, longevity and policyholder behavior risks. If actual utilization of certain rider benefits is adverse when compared to the Company’s estimates used in setting its reserves for future policy benefits, these reserves may prove to be inadequate and the Company may be required to increase such reserves. More generally, deviations from the Company's pricing expectations could result in the Company earning less of a spread between the investment income earned on the Company's assets and the interest credited to such products and other costs incurred in servicing the products, or may require the Company to make more payments under certain products than it had projected.
•Determination of Fair Value. The Company holds securities, derivative instruments and other assets and liabilities that must be, or at the Company's election are, measured at fair value. Fair value represents the anticipated amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction. The determination of fair value involves the use of various assumptions and estimates, and considerable judgment may be required to estimate fair value. Accordingly, estimates of fair value are not necessarily indicative of the amounts that could be realized in a current or future market exchange. As such, changes in, or deviations from, the assumptions used in such valuations can significantly affect the Company’s financial condition and results of operations. During periods of market disruption, including periods of rapidly changing credit spreads or illiquidity, if trading becomes less frequent or market data becomes less observable, it will likely be difficult to value certain of the Company’s investments. Further, rapidly changing credit and equity market conditions could materially impact the valuation of investments as reported within the Company's financial statements, and the period-to-period changes in value could vary significantly. Even if the Company’s assumptions and valuations are accurate at the time that they are made, the market value of the Company’s investments could subsequently decline, which could materially and adversely impact the financial condition, results of operations or cash flows.
•Hedging Strategies. The Company uses, and may in the future use, derivatives and reinsurance contracts to hedge risks related to current or future changes in the fair value of its assets and liabilities; current or future changes in cash flows; changes in interest rates, equity markets and credit spreads; the occurrence of credit defaults; foreign currency fluctuations; and changes in mortality and longevity. The Company uses equity derivatives to hedge the liabilities associated with its indexed annuities. The Company’s hedging strategies rely on assumptions and projections regarding the Company’s assets and liabilities, as well as general market factors and the creditworthiness of the Company’s counterparties, any or all of which may prove to be incorrect or inadequate. Additionally, the derivatives market has become the subject of comprehensive regulation, which may impact the availability and cost of derivatives that we use. Accordingly, the Company’s ability to hedge and its hedging activities may be adversely impacted or not have the desired impact. The Company may also incur significant losses on hedging transactions.
•Financial Statements. The preparation of the consolidated financial statements of the Company requires management to make various estimates and assumptions that affect the amounts reported therein. These significant estimates and assumptions include, but are not limited to, the fair value of investments; impairment of investments and allowances for expected credit losses; derivatives valuation, including embedded derivatives; future policy benefit reserves; market risk benefit assets and liabilities; consolidation of VIEs; and income taxes. The estimates and assumptions required for these calculations involve judgment and by nature are imprecise and subject to changes and revisions over time. Accordingly, the Company’s financial condition and results of operations may be adversely affected if actual results differ from the estimates we use or if assumptions are materially revised.

The Company relies significantly on third parties for various services, and the Company may be held responsible for obligations that arise from the acts or omissions of third parties under the third parties’ respective agreements with the Company if the third parties are deemed to have acted on the Company’s behalf.

The Company relies significantly on third parties to provide various services that are important to the Company’s business, including investment, distribution and administrative services. As such, the Company’s business may be affected by the performance of those parties. Additionally, the Company’s operations are dependent on various technologies, some of which are provided or maintained by certain key outsourcing partners and other parties.

Many of the Company’s products and services are sold through third-party intermediaries. In particular, the Company is reliant on such intermediaries to describe and explain these products and services to potential customers, and although the Company takes precautions to avoid this result, such intermediaries may be deemed to have acted on its behalf. If that occurs, the intentional or unintentional misrepresentation of the Company’s products and services in advertising materials or other external communications, or inappropriate activities by an intermediary or personnel employed by an intermediary could result in liability for the Company and have an adverse effect on its reputation and business prospects, as well as lead to potential regulatory actions or litigation involving or against the Company. In addition, the Company relies on third-party administrators (“TPAs”) to administer a portion of its annuity contracts, as well as its legacy life insurance business. Some of the Company’s reinsurers also use TPAs to administer business which the Company reinsures to them. To the extent any of these TPAs do not administer such business appropriately, the Company may experience customer complaints, regulatory intervention and other adverse impacts, which could affect its future growth and profitability. If any of these TPAs or their employees are found to have made material misrepresentations to the Company’s policyholders, violated applicable insurance, privacy or other laws and regulations or otherwise engaged in misconduct, the Company could be held liable for their actions and be subject to regulatory scrutiny, which could adversely affect the Company’s reputation, business prospects, financial condition, results of operations, and cash flows.

Additionally, past or future misconduct by the Company’s agents that distribute the Company's products or by employees of the Company's vendors could result in violations of law by the Company, regulatory sanctions and/or serious reputational or financial harm and the precautions the Company takes to prevent and detect this activity may not be effective in all cases. Although the Company employs controls and procedures designed to monitor associates’ business decisions and to prevent the Company from taking excessive or inappropriate risks, associates may take such risks regardless of such controls and procedures.

Risks Relating to Market and Credit Risk

The Company is dependent on a reinsurance arrangement with AAIA.

The Company has entered into a coinsurance funds withheld agreement (“FWH Agreement”) with Athene Annuity and Life Company (“AAIA”). Pursuant to the FWH Agreement, the Company cedes to AAIA a 90% quota share of certain portions of its retail annuity business. The Company does not expect to cede to AAIA or any other affiliate any liabilities arising out of the Contract. Under the FWH Agreement, the Company transfers the reserves to AAIA and is required to establish a funds withheld account at the inception of the reinsurance relationship with assets equal to the gross statutory reserves corresponding to the ceded business (the “Reserves”). Payments on the liabilities ceded by the Company are made from the applicable funds withheld account when due. To the extent that the assets maintained in the funds withheld account are less than the corresponding Reserves, AAIA is required to transfer assets to the Company to be deposited into the applicable funds withheld account upon settlement. Should AAIA fail to make any such transfer, the Company’s ability to make payments on a ceded liability could be adversely affected. Due to the FWH Agreement, the amount of capital and surplus that the Company is required to maintain is less than what would be required if the insurance liabilities were not ceded to AAIA. Therefore, the Company may have fewer assets available to make payments under its insurance liabilities in the event of a default by AAIA., The Company remains primarily liable for the policies ceded to AAIA and may have fewer assets available to make payments under its insurance liabilities in the event of a default by AAIA. AAIA, on the one hand, and the Company, on the other hand, may agree to modify or terminate the FWH Agreement without the consent of policyholders, and such modification or termination may be detrimental to the interests of such policyholders and the Company’s ability to satisfy its financial obligations may be adversely affected.

Risks Relating to Liquidity and Regulatory Capital

As a financial services company, the Company is exposed to liquidity risk, which is the risk that the Company is unable to meet near-term obligations as they come due.

Liquidity risk is a manifestation of events that are driven by other risk types (e.g. market, policyholder behavior, operational). A liquidity shortfall may arise in the event of insufficient funding sources or an immediate and significant need for cash or collateral. In addition, it is possible that expected liquidity sources, such as the Company's credit facilities, may be unavailable or inadequate to satisfy the liquidity demands described below. In particular, adverse economic and geopolitical conditions, including the armed conflicts between Russia and Ukraine, and in the Middle East, inflationary pressures and corresponding actions taken by the US Federal Reserve, plateauing or slowing economic growth, evolving global tariff or trade policies, and sanctions imposed on Russia by the US and other countries, continue to contribute to volatility in the financial markets. These developments may restrict the liquidity sources available to the Company and may also increase the Company's liquidity needs. The Company primarily has liquidity exposure through its collateral market exposure, asset liability mismatch, dependence on the financial markets for funding and funding commitments. If a material liquidity demand is triggered and the Company is unable to satisfy the demand with the sources of liquidity readily available to us, it may have a material adverse impact on the Company's business, financial condition, results of operations, liquidity and cash flows.
General Risk Factors

The Company may be the target or subject of, and may be required to defend against or respond to, litigation, regulatory investigations, enforcement actions or reputational harm.

The Company operates in an industry in which various practices are subject to potential litigation, including class actions, and regulatory scrutiny. The Company, like other financial services companies, is involved in litigation and arbitration in the ordinary course of business and may be the subject of regulatory proceedings (including investigations and enforcement actions). Plaintiffs may seek large or indeterminate amounts of damages in litigation and regulators may seek large fines in enforcement actions. Given the large or indeterminate amounts sometimes sought, and the inherent unpredictability of litigation and enforcement actions, it is possible that an unfavorable resolution of one or more matters could have a material and adverse effect on the Company’s business, financial condition, results of operations and cash flows. Even if we ultimately prevail in any litigation or receive positive results from investigations, the Company could incur material legal costs or its reputation could be materially adversely affected.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	The Index Change or Aggregate Index Change used in the determination of Segment Credits for Index-Linked Segment Options using the Point-to-Point Crediting Method, Performance Blend Crediting Method, Trigger Crediting Method, Dual Trigger Crediting Method, or Dual Direction Crediting Method reflects only the difference in the value of the Reference Index on the Segment Start Date and the Segment End Date. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points during or through most of the Segment Term Period.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	If you select Index-Linked Segment Options, the Segment Credits may be positive, negative, or zero based on the performance of the Reference Index.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	An Equity Adjustment will be included on Withdrawals from an Index-Linked Segment Option on any date other than a Segment End Date. An Interest Adjustment will apply if you take a Withdrawal that is subject to a Withdrawal Charge at any time during the first six Contract Years, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. Any resulting losses of principal and previously credited Segment Credits may be significant. It is possible to lose your entire investment.
Index-Linked Option Details, Changes Possible [Text Block]	We may add, discontinue, or temporarily suspend any Index-Linked Segment Option at our discretion.
Index-Linked Option Details, Features [Text Block]	For a list of Index-Linked Segment Options and the Fixed Segment Option that are currently available, please see Appendix A: Investment Options Available Under the Contract.
Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]
Fundamentals of the Point-to-Point Crediting Method
    The Point-to-Point Crediting Method is used on Point-to-Point Buffer Segment Options. A Segment Option using the Point-to-Point Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate and Participation Rate). The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Point-to-Point Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, after the Cap Rate is applied, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Point-to-Point Crediting Method, a negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 99%. Please see the below examples for a demonstration of the mechanics of the Point-to-Point Crediting Method.
The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

The following examples illustrate how we calculate and credit interest under the Point-to-Point Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Example 2
For the four scenarios below, assume the following:
•Cap Rate = 15%
•Participation Rate = 105%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	15.75% (= 15% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 3
    For the four scenarios below, assume the following:
•Cap Rate = 100%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,500	125%	120% (= 100% x 120%)
2	2,000	2,100	5%	6% (= 5% x 120%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-5% (= -25% + 20%)
Fundamentals of the Performance Blend Crediting Method
    The Performance Blend Crediting Method is used on Performance Blend Buffer Segment Options (only available with a 6-year Segment Term Period). Performance Blend Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date.A Segment Option using the Performance Blend Crediting Method is determined based on Aggregate Index Change, as measured from the Segment Start Date to the Segment End Date, and the applicable Cap Rate, Participation Rate, and Buffer Rate. This Crediting Method calculates an Aggregate Index Change using three underlying Indices rather than an Index Change based on a single underlying Index.

Performance Blend Buffer Segment Options use a weighted average return of the S&P 500®, Russell 2000®, and MSCI EAFE Indices. The Index Change will be calculated for each of the three Indices on the Segment End Date. The return is then calculated by applying each Index Allocation Percentage (Allocation 1 (50%), Allocation 2 (30%), and Allocation 3 (20%)) to the Index Changes in order from highest to lowest, and adding the results together to produce the Aggregate Index Change. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. The Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Performance Blend Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Aggregate Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Aggregate Index Change, after the Cap Rate is applied, to calculate the Segment Credit;
•Index Allocation Percentages - The percentages used to calculate the portion of Index Change from each Index that will be used in the Aggregate Index Change;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Aggregate Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any Aggregate Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Aggregate Index Change.

    The Buffer Rate establishes the amount of negative aggregate index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Performance Blend Crediting Method, a negative Segment Credit will apply for any negative Aggregate Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Aggregate Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Performance Blend Crediting Method.
The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on aggregate index performance of the three underlying Indices:

Index Change	Segment Credit percentage (payoff profile)
Aggregate Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Aggregate Index Change multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Zero
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Aggregate Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

The following example illustrates how we calculate and credit interest under the Performance Blend Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Example 4
    For the four Performance Blend Buffer Segment Option scenarios below, assume the following:
•Cap Rate = 60%
•Participation Rate = 130%
•Index Allocation Percentage 1 = 50%
•Index Allocation Percentage 2 = 30%
•Index Allocation Percentage 3 = 20%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

	Index X		Index Y		Index Z
Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Aggregate Index Change	Segment Credit percentage
1	70	105	1,500	2,475	2,000	3,500	67%[1]	78% (=60% x 130%)[2]
2	70	77	1,500	1,575	2,000	1,850	5%	6.5% (= 5% x 130%)
3	70	65.8	1,500	1,372.5	2,000	1,940	-5%	0%
4	70	58.8	1,500	1,050	2,000	1,600	-20%	-10% (= -20% + 10%)
[1]    Index X had an individual Index Change of (105/70)-1 = 50%, Index Y had an individual Index Change of (2475/1500)-1 = 65%, and Index Z had an individual Index Change of (3500/2000)-1 = 75%. Therefore, Index Z was the best performing index and uses Index Allocation Percentage 1. Index Y was the second best performing index and uses Index Allocation Percentage 2. Index X was the third best performing index and uses Index Allocation Percentage 3. The Aggregate Index Change is equal to (75% x 50%) + (65% x 30%) + (50% x 20%) = 67%
[2]    Because the Aggregate Index Change is positive and above the Cap Rate, the Segment Credit percentage is equal to the Cap Rate times the Participation Rate.
Fundamentals of the Trigger Crediting Method
The Trigger Crediting Method is used on all Trigger Buffer Segment Options. A Segment Option using the Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is greater than or equal to zero. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Trigger Crediting Method.

    The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Trigger Buffer Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount
The following example illustrates how we calculate and credit interest under the Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Example 5
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)
Fundamentals of the Dual Trigger Crediting Method
The Dual Trigger Crediting Method is used on all Dual Trigger Buffer Segment Options. Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date. A Segment Option using the Dual Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is positive, zero, or negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Dual Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero or negative but fully offset by the Buffer Rate;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Dual Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Trigger Crediting Method.

The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Dual Trigger Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

The following examples illustrate how we calculate and credit interest under the Dual Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Example 6
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	11%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 7
    For the four scenarios below, assume the following:
•Trigger Rate = 50%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	3,500	75%	50%
2	2,000	2,100	5%	50%
3	2,000	1,900	-5%	50%
4	2,000	1,500	-25%	-15% (= -25% + 10%)
Fundamentals of the Dual Direction Crediting Method
The Dual Direction Crediting Method is used on Dual Direction Buffer Segment Options (only available with a 6-year Segment Term Period). A Segment Option using the Dual Direction Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate, Participation Rate, and Downside Participation Rate). This Crediting Method provides for positive Segment Credits even when performance is negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate, Participation Rate, and Downside Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Dual Direction Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, after the Cap Rate is applied, to calculate the Segment Credit;
•Downside Participation Rate - Percentage multiplied by the absolute value of the Index Change, if the Index Change is negative but fully offset by the Buffer Rate, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Dual Direction Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Direction Crediting Method.

    The following grid describes how the Cap Rate, Participation Rate, Downside Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Absolute value of the Index Change multiplied by the Downside Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount
The following example illustrates how we calculate and credit interest under the Dual Direction Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Example 8
    For the four scenarios below, assume the following:
•Cap Rate = 125%
•Participation Rate = 105%
•Downside Participation Rate = Participation Rate
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,600	130%	131.25% (= 125% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	5.25% (=|-5| x 105%)
4	2,000	1,500	-25%	-5% (= -25% + 20%)

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]	The Buffer Rate on available Index-Linked Segment Options is stated in your Contract Schedule and will not change after the Contract Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]
Segment Term Period
    The Segment Term Period for each Segment Option will be shown on the Contract Schedule. Segment Term Periods are one, two, or six years. Details on modified Segment Term Periods resulting from a Performance Lock and Re-Entry Request are described in the "Performance Lock and Re-Entry" section. Upon expiration of each Segment Option, the Base Segment Value will be reallocated to the same Segment Option, subject to a new applicable Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and/or Annual Interest Rate. If the expiring Segment Option is no longer available, the Base Segment Value will be transferred to the Fixed Segment Option. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date. Please see the “Setting Your Segment Start Date and Segment End Date” section for further details.

Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]
The Performance Blend Buffer Segment Option and Dual Direction Buffer Segment Option are available only with a 6-year Segment Term Period. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]
The bar charts shown below provide each Reference Index’s annual returns for the last ten calendar years (or for the life of the Reference Index if less than ten years), as well as the index returns after applying a hypothetical 5% Cap Rate and a hypothetical 10% Buffer Rate. These charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not an indication of future performance.

The performance below is NOT the performance of any Indexed-Linked Segment Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on index gains and losses than the Index-Linked Segment Options, and does not reflect Contract fees and charges, including Withdrawal Charges, any negative Interest Adjustments, and any negative Equity Adjustments, which reduce performance.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	We have the right to discontinue or substitute an existing Reference Index for a comparable Reference Index
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Reference Index for a comparable Reference Index if:
•the Reference Index is discontinued, or
•there is a substantial change in the calculation of the Reference Index.

Index-Linked Option Details, Index Substitution Selection [Text Block]
If we provide a substitute Reference Index, we will attempt to choose a new Reference Index that has a similar investment objective and risk profile to the original Reference Index. The selection criteria for a suitable alternative Reference Index include the following:
•There is a sufficiently large market in exchange traded and/or over-the-counter options, futures, and similar derivative instruments based on the Reference Index to allow the Company to hedge Segment Credits;
•The Reference Index is recognized as a broad-based Index for the relevant market; and
•The publisher of the Reference Index allows the Company to use the Reference Index in the Contract and other materials for a reasonable fee.

Index-Linked Option Details, Index Substitution Notification [Text Block]	If any of these conditions occur, we will either discontinue the Reference Index or substitute a comparable Reference Index. In either case, we will provide you and any assignee with at least 30 days’ prior notice of the change.
Index-Linked Option Details, Index Substitution Calculation [Text Block]
Any change in Reference Index may affect the Segment Credit you earn. If we discontinue any Reference Index during a Segment Term Period and provide a similar Reference Index, Segment Credits will be determined as follows:
•multiplying (1 + the percentage change in the Index Price of the original Reference Index from the Segment Start Date until the date of the substitution) by (1 + the percentage change in the Index Price of the substituted Reference Index from the date of the substitution until the Segment End Date);
•subtracting one from the result, and then
•applying any applicable Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Buffer Rate.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If you want to transfer Base Segment Value to one or more Segment Options, you must Notify us at least two Business Days prior to the next Segment End Date. Except for transfers after the exercise of a Performance Lock (due to us receiving transfer instructions for the next Segment Anniversary or a valid Re-Entry Request), transfers of Base Contract Value will only occur at the end of a Segment Term Period.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock and you do not provide us Notice requesting a transfer or withdraw Base Segment Value on the Segment End Date, your Base Segment Value will remain in the same Segment Option(s), subject to the new Cap Rates, Participation Rates,
Downside Participation Rates, Trigger Rates, and Annual Interest Rates, as applicable. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, transfers between Segment Options at the next Segment Anniversary will function according to the provisions described under the “Performance Lock and Re-Entry” section. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates for the new Segment Term Period will not change from the date you receive the renewal letter to the next Segment Start Date.

Index-Linked Option Details, Notification of Availability [Text Block]	At least fifteen calendar days prior to the Segment End Date, we will Notify you of the Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates applicable to available Segment Options for the next Segment Term Period. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates offered at renewal may be different from the Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates offered to new investors.
Index-Linked Option Details, Other Material Features [Text Block]
Contract Features
Performance Lock and Re-Entry
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option. A Performance Lock may be exercised for any Index-Linked Segment Option which has a positive Base Segment Value. A Performance Lock cannot be exercised on the Fixed Segment Option. A Performance Lock may be exercised at different times for each Indexed-Linked Segment Option during its Segment Term Period (other than on a Segment Start Date or Segment End Date). A Performance Lock may not be applied retroactively, must apply to the entire Segment Value, and is irrevocable once exercised. When you request a Performance Lock, we calculate the Segment Value at the end of the Performance Lock Date, after all other transactions have been recorded. Consequently, you will not be able to determine the Segment Value in advance, and the amount you capture may be more or less than the amount you expected.

Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will earn interest at the current Annual Interest Rate used for the Fixed Segment Option.

After you exercise a Performance Lock, you may choose to submit a Re-Entry Request to transfer the Segment Value, including any fixed interest accrued since the Performance Lock Date, from a locked Index-Linked Segment Option to any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period. This means you may not allocate locked funds to any Segment Option with a 6-year Segment Term Period until the next Segment Anniversary.

A Re-Entry Request may be made as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. A new Segment Start Date will be set as the Business Day we process the Re-Entry Request. The new Segment Term Period will equal (1) the number of days from and including the Business Day we process the Re-Entry Request to but excluding the next Segment Anniversary, plus (2) the length of the full Segment Term Period for the Index-Linked Segment Option selected.

After you exercise a Performance Lock, if you do not choose to submit a Re-Entry Request, you will remain in the locked Index-Linked Segment Option until the Segment Anniversary immediately following the Performance Lock. Up to two business Days prior to the Segment Anniversary, you may include instructions to transfer all of the locked Segment Value, including any fixed interest accrued since the Performance Lock Date, to one or more Index-Linked Segment Options on the Segment Anniversary. If we do not receive your transfer instructions at least two Business Days prior to that Segment Anniversary, the Segment Value, including any fixed interest accrued since the Performance Lock Date, will be reallocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. A new Segment Start Date will be set as the Segment Anniversary. The new Segment Term Period will equal the length of the full Segment Term Period for the Index-Linked Segment Option that was transferred into.
If a Performance Lock is exercised when your Segment Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Segment Value is based on the Equity Adjustment, the Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option.
See the “Performance Lock and Re-Entry” section for additional information.
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Segment Option
Fixed Option Details, Description [Text Block]
Fundamentals of the Fixed Crediting Method
    The Fixed Crediting Method is used on the Fixed Segment Option. This Crediting Method guarantees the rate of interest that will be credited to the Base Segment Value daily within each Segment Term Period. The Annual Interest Rate is applied in a compounding fashion, based on a 365-day year. The Segment Credit to the Fixed Segment Option cannot be negative. The Fixed Segment Option will have the following Crediting Factors that determine the Segment Credit:
•Segment Term Period - Period of time over which the declared Annual Interest Rate is applicable; and
•Annual Interest Rate - Annualized rate of interest that will be credited daily to the Fixed Segment Option.

Because the Fixed Segment Option does not have risk of poor investment performance and provides minimum values after the application of the Interest Adjustment that comply with Standard Nonforfeiture Law NYSIL § 4223 for Individual Deferred Annuities, it is not registered under the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures describing the Fixed Segment Option are subject to certain generally applicable provisions of the Federal securities laws regarding the accuracy and completeness of disclosure.

If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

The following example illustrates how we calculate and credit interest under the Fixed Crediting Method assuming a hypothetical Annual Interest Rate. The example assumes no Withdrawals.

Example 9
    Assume the Annual Interest Rate for a 1-year Segment Term Period is 2%.
•The Base Segment Value on the Segment Start Date = $100,000; and
•The Base Segment Value halfway through the Segment Term Period = $100,000 x (1 + 0.02) ^ 0.5 = $100,995.05.
•The Base Segment Value at the end of the Segment Term Period = $100,000 x (1 + 0.02) ^1 = $102,000.00.

Fixed Option Details, Additional Information [Text Block]	For a list of Index-Linked Segment Options and the Fixed Segment Option that are currently available, please see Appendix A: Investment Options Available Under the Contract.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Annual Interest Rate is used in the calculation of Segment Credits for the Fixed Segment Option. It is the rate of interest that is credited to the Base Segment Value over the Segment Term Period.
Fixed Option Details, Term [Text Block]	The Annual Interest Rate is applied in a compounding fashion, based on a 365-day year.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]
If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	Withdrawals will be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Investor Reallocation [Text Block]	If the new Annual Interest Rate is less than you find acceptable, you must give us Notice of a transfer request no later than two Business Days prior to your Segment End Date.
Fixed Option Details, Default Reallocation [Text Block]	If you do not inform us that you want to transfer your Base Segment Value to another Segment Option or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Annual Interest Rate, for the next Segment Term Period.

Fixed Option Details, Notification of Availability [Text Block]	The Company will determine the Annual Interest Rate for the Fixed Segment Option on new Contracts at our discretion, and publish it on our website, www.athene.com/products/rila/amplify3.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
Contract Adjustments
    Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Contract Value to a Settlement Option) will include an Equity Adjustment and may be subject to an Interest Adjustment. An Equity Adjustment will be included on Withdrawals from an Index-Linked Segment Option on any date other than a Segment End Date. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account, and may increase or decrease your Withdrawal proceeds. See the “Segment Value” section for additional information about how Contract Values are calculated.

The purpose of the Equity Adjustment and Interest Adjustment calculations is to approximate changes in the market value of debt securities and derivative instruments supporting your Contract, which we sell to fund the Withdrawal. The Equity Adjustment, which may be positive or negative, is designed to approximate the changes in the value of derivative instruments that hedge market risks associated with our contractual obligation to apply Segment Credits to Index-Linked Segment Options on the Segment End Date. The Interest Adjustment, which also may be positive or negative, is designed to approximate changes in the value of debt instruments based on changes in market interest rates and credit spreads.
The Withdrawal proceeds you receive will reflect positive or negative adjustments assessed by way of any applicable Interest Adjustment as well as the deduction of any applicable Withdrawal Charge. Even if Segment Credits are positive, the deduction of fees and charges, including Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate. The maximum potential loss due to Equity Adjustment and Interest Adjustment (as a percentage of Base Contract Value withdrawn from an Index-Linked Segment Option) is 100%.

We will calculate your Contract Value at the end of each Business Day and will publish the value on our customer portal (www.athene.com/MyAthene-login) on the following Business Day. We reserve the right to not publish the Contract Value for any reason we choose. You may also determine the Contract Value as of the previous Business Day by calling our Administrative Office. As the Contract Value is calculated at the end of the Business Day and values fluctuate daily, this means you won't be able to determine the Contract Value for the day in advance of any transactions you request that are impacted by it. Therefore, any portion of the Contract Value you capture may be higher or lower than it was at the point in time you requested your transaction.

For examples of how we calculate the Equity Adjustment and Interest Adjustment, please see Appendix B (“Cash Surrender Value Examples Under Different Equity and Interest Adjustment Scenarios”).
Equity Adjustment
The Equity Adjustment is a positive or negative adjustment designed to approximate the change in market value of the derivative instruments that hedge risks associated with our obligation to apply Segment Credits to Index-Linked Segment Options. While the performance of the Reference Index factors into the calculation of the Equity Adjustment, the Equity Adjustment does not equal the performance of the Reference Index. The Equity Adjustment may be negative even when the value of the Reference Index has increased or has declined less than the Buffer Rate for an Index-Linked Segment Option. It does not relate to any particular derivative instrument(s) supporting the Contract. The Equity Adjustment Factor represents the difference in the value of the hypothetical derivatives on a given date before the Segment End Date and on the Segment Start Date, adjusted for the number of days elapsed in the Segment Term Period.

The adjustment accounts for the applicable Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, Index Allocation Percentages, and Buffer Rate by using an appropriate pricing approach to track the value of a hypothetical set of derivatives on days other than a Segment End Date. For all Segment Options other than the Performance Blend Buffer Segment Option, the Black-Scholes pricing model will be used. For the Performance Blend Buffer Segment Option, the Monte Carlo Simulation method will be used. The inputs used in both option valuation methods, including implied volatilities, risk-free rates, index dividend yields, forward prices, and any other market parameters are consistent with observable market prices of derivative assets, whenever possible, and include relevant adjustments that reflect the estimated cost of entering the hypothetical derivative positions on the Segment Start Date and exiting the hypothetical derivative positions before the Segment End Date.

On any Segment End Date, the Equity Adjustment will be equal to zero and will not result in any adjustment to a Withdrawal. You may avoid an Equity Adjustment by taking Withdrawals on a Segment End Date. Additionally, if you exercise a Performance Lock, the Equity Adjustment will not cause any further change in the Segment Value from the Performance Lock Date until the earlier of (1) the Business Day that we receive a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, when the next Segment Term Period begins. The Equity Adjustment does not apply to the Fixed Segment Option.

The total Equity Adjustment for any Index-Linked Segment Option equals (A x B) where:
A is the Base Segment Value on this date, immediately prior to any Withdrawal; and
B is the Equity Adjustment Factor applicable to that Segment Option.
The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for Point-to-Point Buffer and Performance Blend Buffer Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 + Cap Rate); and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Trigger Buffer Segment Options:
•At-the-money binary call (ATM Binary Call): This is a binary call option with a strike price set to the price of the Index on the Segment Start Date, and that required the buyer to receive a specified, fixed payout (equal to the Trigger Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is greater than or equal to the strike price; and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Dual Trigger Buffer Segment Options:
•In-the-money binary call (ITM Binary Call): This is a binary call option with a strike price set to the price of the Index on the Segment Start Date x (1 – Buffer Rate), and that required the buyer to receive a specified, fixed payout (equal to the Trigger Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is greater than or equal to the strike price; and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the most recent Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Dual Direction Buffer Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 + Cap Rate);
•At-the-money put (ATM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the most recent Segment Start Date x (1 - Buffer Rate). Note: Dual Direction Segments use two of these options; and
•Out-the-money binary put (OTM Binary Put): This is a binary put option with a strike price set to the price of the Index on the Segment Start Date x (1 – Buffer Rate), and that required the seller to pay a specified, fixed payout (equal to the absolute value of the Buffer Rate) on the next Segment End Date, provided that the value of the Index at the end of the term is less than the strike price.
The Performance Blend Buffer Segment Option requires the use of the Monte Carlo simulation method to determine the value of the derivative instruments which are used in the calculation of the Equity Adjustment Factor.

    For Index-Linked Segment Options using the Point-to-Point or Performance Blend Crediting Methods, the value of the derivative instruments is equal to (ATM Call - OTM Call) x Participation Rate - OTM Put. For Trigger Segment Options, the value of the derivative instruments is equal to (Trigger Rate x ATM Binary Call) – OTM Put. For Dual Trigger Segment Options, the value of the derivative instruments is equal to (Trigger Rate x ITM Binary Call) – OTM Put. For Dual Direction Segment Options, the value of the derivative instruments is equal to (ATM Call – OTM Call) x Participation Rate + (ATM Put – OTM Put – (Buffer Rate x OTM Binary Put)) x Downside Participation Rate – OTM Put.

    For Point-to-Point Buffer Segment Options, Performance Blend Buffer Segment Options, and Dual Direction Buffer Segment Options, the hypothetical call options (ATM Call and OTM Call) are intended to value the potential for increases in the Reference Index up to the applicable Cap Rate. As shown in the formulas above, the resulting difference is multiplied by the applicable Participation Rate. For Trigger Buffer Segment Options and Dual Trigger Buffer Segment Options, the hypothetical binary call options (ATM Binary Call and ITM Binary Call) are intended to value the potential for changes in the Reference Index that are greater than or equal to a threshold specified by the Segment Option. For all Index-Linked Segment Options, except Dual Direction Buffer Segment Options, the hypothetical out-of-the-money put option (OTM Put) is intended to value the potential for decreases in the Reference Index in excess of the applicable Buffer Rate. For Dual Direction Buffer Segment Options, the ATM Put and one of the OTM Put options are intended to value the potential for decreases in the Reference Index fully offset by the applicable Buffer Rate. As shown in the formulas above, the resulting difference is multiplied by the applicable Downside Participation Rate. For Dual Direction Buffer Segment Options, the other OTM Put and the OTM Binary Put are intended to value the potential for decreases in the Reference Index not fully offset by the applicable Buffer Rate. As shown in the formulas above, the OTM Binary Put is multiplied by the applicable Downside Participation Rate prior to the OTM Put being subtracted.

    For any Index-Linked Segment Option, the Equity Adjustment Factor is equal to A - B x (1 - Y), where:
A    is the value of the derivative instruments on the day we calculate the Segment Value;
B    is the value of the derivative instruments on the Segment Start Date; and
Y    is the number of days elapsed from the Segment Start Date to the day we calculate the Segment Value, divided by the number of the days in the Segment Term Period.

The following inputs are used in the calculation of the Equity Adjustment:
•Volatility – The rate at which an Index Price fluctuates. This input varies with the amount of time remaining in the Segment Term Period and the ratio of the strike price to the current price (referred to as the moneyness of the option) at the time of the calculation.
•Risk-Free Rate – This input is the theoretical rate of return on an investment with zero risk. It varies by the Segment Term Period.
•Forward Price – Based on the current spot price of the underlying asset, plus any carrying costs such as interest, foregone interest, or other costs, including opportunity costs.
•Dividend Rate – This input represents the expected dividend yield of the underlying Index over the life of the option. This input varies by the time remaining in the Segment Term Period.

The Company uses market data from third-party sources to calculate the value of the derivative instruments. If we are delayed in receiving this data and cannot calculate the current value of the derivative instruments as of that day, we will use the prior Business Day's value.

Trading costs are reflected in the Equity Adjustment based on the observed transaction costs (often referred to as a “bid/offer spread”) associated with entering derivative positions on the Segment Start Date and exiting derivative positions on the day the Segment Value is calculated. These adjustments will reduce the Segment Value.
For an example of how we calculate the Equity Adjustment Factor for Point-to-Point Buffer Segment Options, Trigger Buffer Segment Options, Dual Trigger Buffer Segment Options, Dual Direction Buffer Segment Options, and the Performance Blend Buffer Segment Option, please see Appendix B (“Cash Surrender Value Examples Under Different Equity and Interest Adjustment Scenarios”).
Interest Adjustment
    The Company invests in fixed income assets to support the value of the Segment Options. Upon any Withdrawal, including annuitization, death, partial Withdrawal, or surrender, the Company must sell a portion of these assets. The Interest Adjustment is a positive or negative adjustment that approximates the change in value of the fixed income assets that are sold to fund any distribution from the Contract. It is applied consistently across all Segment Options available in the Contract and does not relate specifically to any particular fixed income assets supporting the Contract. The Interest Adjustment applies only during the first six Contract Years and is equal to zero after the expiration of the Withdrawal Charge Period. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account, and will be calculated as a separate adjustment that is in addition to any applicable Withdrawal Charge.

    On any day during the Withdrawal Charge Period, the Interest Adjustment applicable to a Withdrawal from any Segment Option equals A x (B / C) x D, where:
A    is the portion of the Segment Value that is subject to a Withdrawal Charge on this date, immediately prior to any Withdrawal;
B    is the Base Segment Value on this date, immediately prior to any Withdrawal;
C    is the Segment Value on this date, immediately prior to any Withdrawal; and
D    is the Interest Adjustment Factor.

The Interest Adjustment Factor for any Index-Linked Segment Option equals (RN/12 -1) x (1 - C), where:
N    is the number of complete months remaining before the Segment Term Period expires;
R    is equal to (1 + A) / (1 + B), where:
A is the Beginning Interest Adjustment Index value; and
B is the Closing Interest Adjustment Index value; and
C    is equal to D x (1 - E), where:
D    is the value of certain derivative instruments on the Segment Start Date for the applicable Index-Linked Segment Option; and
E    is the number of days elapsed from the Segment Start Date to the day we calculate the Interest Adjustment on the Base Segment Value, divided by the number of days in the Segment Term Period.

The Interest Adjustment Factor for the Fixed Segment Option equals the greater of (RN/12 -1) and [-(10% - C)], where:
N    is the number of complete months remaining before the Segment Term Period expires; and
R    is equal to (1 + A) / (1 + B), where:
A is the Beginning Interest Adjustment Index value; and
B is the Closing Interest Adjustment Index value; and
C    is equal to the applicable Withdrawal Charge rate for that Contract Year.

The Interest Adjustment Index is the 7 Year Point on the A Rated US Bloomberg Fair Value Curve, a bond Index published by Bloomberg. The Beginning Interest Adjustment Index value is equal to the closing yield of the Interest Adjustment Index on the Segment Start Date. The Closing Interest Adjustment Index value is equal to the closing yield of the Interest Adjustment Index on the day we calculate the Interest Adjustment on the Base Segment Value.

    If the closing yield of the Interest Adjustment Index on the day the Interest Adjustment is calculated is greater than the closing yield of the Index on the Contract Date, the Interest Adjustment will be negative and will decrease the Withdrawal proceeds. If the closing yield of the Interest Adjustment Index on the day the Interest Adjustment is calculated is less than the closing pricing of this Index on the Contract Date, the Interest Adjustment will be positive and will increase the Withdrawal proceeds.

    You may obtain the daily yield of the Interest Adjustment Index by contacting us at our Administrative Office. If a closing yield of the Interest Adjustment Index is not available on any day for which a closing yield is needed, then the closing yield as of the first preceding Business Day for which a closing yield is available will be used.

    If the Interest Adjustment Index is discontinued, becomes unavailable for us to use in the Contract, or undergoes a substantial change in its calculation methodology, we may substitute another method of determining the values that will be used in the calculating the Interest Adjustment. We will provide you and any assignee notice of such change. Any substitute index will be submitted for prior approval to the New York Department of Financial Services.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
9. Benefits Available Under the Contract
Benefits Summary

The following table summarizes information about the benefits available under the Contract. The availability of contract benefits may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges	None
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal amount include any applicable Equity Adjustment, and may also reflect taxes and tax penalties.
•The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Unused Free Withdrawal amounts not available in future years.

Required Minimum Distribution	Provides for any Withdrawal considered a Required Minimum Distribution under Section 401(a)(9) to not be subject to Withdrawal Charges	None
•Withdrawals include any applicable Equity Adjustment, and may also reflect taxes and tax penalties.
•The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Required Minimum Distributions may incur a Withdrawal Charge and/or Interest Adjustment if you previously took a Withdrawal in the same year to satisfy the required minimum distribution requirement under your Contract.

Performance Lock and Re-Entry
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option.

The Re-Entry feature allows money in a locked Index-Linked Segment Option to transfer to any available Index-Linked Segment Option(s) as early as the same Business Day on which the Performance Lock is exercised.
None
•We will not provide advice on whether you should exercise a Performance Lock or Re-Entry Request.
•You will not know the Segment Value at the time you request the Performance Lock, and the Segment Value could be lower than you expect.
•A Performance Lock must be exercised by the end of the last Business Day prior to a Segment End Date and be for the entire Segment Value.
•A Performance Lock may not be applied retroactively and is irrevocable once exercised.
•The locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will earn interest at the current Annual Interest Rate used for the Fixed Segment Option.
•You may choose to submit a Re-Entry Request to transfer the Segment Value from a locked Index-Linked Segment Option into any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period.
•You may choose to submit a Re-Entry Request as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16.
•The Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. In extreme circumstances, you could lose 100% of your investment.

Death Benefit
During the Withdrawal Charge Period, upon death, provides a Death Benefit payment equal to the greater of Contract Value or Purchase Payments less net proceeds from Withdrawals.

After the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to Contract Value
None
•Only available during the Accumulation Phase.
•Calculation of Contract Value includes any applicable Equity Adjustment.
•Purchase Payment component is reduced by any net proceeds from prior Withdrawals.

Confinement Waiver	Waiver of Withdrawal Charges in the event of a confinement to a Qualified Care Facility	None
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be confined to a Qualified Care Facility as defined by the benefit for at least 60 days. Confinement must occur after the Contract Date.
•Confinement must be recommended by a Physician as defined in the Confinement Waiver section.
•Withdrawals under the benefit include any applicable Equity Adjustment, and may be subject to taxes and tax penalties. An Interest Adjustment will not apply.

Terminal Illness Waiver	Waiver of Withdrawal Charges in the event the Owner (or Annuitant if the Owner is not a natural person) is diagnosed with a Terminal Illness	None
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be diagnosed with a Terminal Illness by a Physician as defined in the Terminal Illness Waiver section.
•Initial diagnosis must occur after Contract Date.
•Withdrawals under benefit include any applicable Equity Adjustment, and may be subject to taxes and tax penalties. An Interest Adjustment will not apply.

Performance Lock and Re-Entry
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option. A Performance Lock may be exercised for any Index-Linked Segment Option which has a positive Base Segment Value. A Performance Lock cannot be exercised on the Fixed Segment Option.

A Performance Lock may be exercised at different times for each Index-Linked Segment Option during its Segment Term Period (other than on a Segment Start Date or Segment End Date). Performance Lock requests can be received during each Segment Year through the end of the last Business Day prior to a Segment End Date. A Performance Lock may not be applied retroactively, must apply to the entire Segment Value, and is irrevocable once exercised.
When you exercise a Performance Lock, we calculate the Segment Value at the end of the Performance Lock Date, after all other transactions have been recorded. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Segment Value in advance. Therefore, the Segment Value you capture may be higher or lower than it was at the point in time you requested a Performance Lock. Performance Lock requests will be permitted through the end of the last Business Day prior to a Segment End Date. If we receive a valid request on a non-Business Day or after close of a Business Day, the request will be deemed to be received on the next Business Day. For requests submitted in writing, we do not consider the request to be received until it arrives at our Administrative Office.

Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we receive a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will remain in the locked Index-Linked Segment Option, will earn interest daily at the current Annual Interest Rate used for the Fixed Segment Option.

After you exercise a Performance Lock, you may choose to submit a Re-Entry Request to transfer the Segment Value (including any fixed interest accrued since the Performance Lock Date) from a locked Index-Linked Segment Option into any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period. This means you may not allocate locked funds to any Segment Option with a 6-year Segment Term Period until the next Segment Anniversary.

A Re-Entry Request may be made as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16. After the maximum is reached, you may not make a Re-Entry Request on any locked Index-Linked Segment Option for the remainder of the Segment Year, though you may continue to exercise Performance Locks on any Index-Linked Segment Option. Each Re-Entry Request may include instructions to transfer all of the locked Segment Value to one or more available Index-Linked Segment Options. Each Re-Entry Request may also include re-allocation instructions for more than one locked Index-Linked Segment Option. For example, a Re-Entry Request transferring funds from two locked Index-Linked Segment Options on the same request form will count as one Re-Entry Request.

A valid Re-Entry Request will be processed on the Business Day we receive it, which can be any date beginning on the Performance Lock Date up through 14 calendar days prior to the next Segment Anniversary. Any Re-Entry Request received on a non-Business Day, or after the close of a Business Day, will be processed on the following Business Day. The new Segment Start Date will be set as the Business Day we process the Re-Entry Request. The Base Segment Value on the Segment Start Date will be the Segment Value of the locked Index-Linked Segment Option, including any fixed interest that has accrued since the Performance Lock Date.

The new Segment Term Period will equal (1) the number of days from and including the Business Day we process the Re-Entry Request to but excluding the next Segment Anniversary, plus (2) the length of the full Segment Term Period for the Index-Linked Segment Option selected. As a result, the Segment Term Period following a Re-Entry Request will be longer than the standard Segment Term Period for the Segment Option selected.

Example 12
•Assume:
◦You’re allocated to a 1-year Index-Linked Segment Option, with a Segment Start Date of 01/08/25.
◦You execute a Performance Lock on 10/10/25 and elect to immediately Re-Enter into a 2-year Index-Linked Segment Option.
•Segment Start Date:
◦The new Segment Start Date will be set as the same Business Day we received the valid Re-Entry Request, which in this case is the Performance Lock Date.
◦Segment Start Date = 10/10/25.
•Segment Term Period:
◦The Performance Lock and Re-Entry Request were both executed 275 days into the Segment Term Period (from 01/08/25 to 10/10/2025).
◦The number of days remaining between the 10/10 Re-Entry Request and the next Segment Anniversary on 01/08/26 = 90 days.
◦The length of the full Segment Term Period for the Index-Linked Segment Option selected = 730 days (365 days x 2 years).
◦The new Segment Term Period equals = number of days between Re-Entry and the Segment Anniversary + full length 2-year Segment Term Period = 90 days + 730 days = 820 days.
◦Segment Term Period = 820 days, or approximately 26.94 months.

If you do not submit a Re-Entry Request after the Performance Lock Date and before the cutoff of 14 calendar days prior to the next Segment Anniversary, you may provide us with transfer instructions for the locked Segment Value to take effect on the next Segment Anniversary following the Performance Lock. If we do not receive a valid Re-Entry request and do not receive your transfer instructions at least two Business Days before that Segment Anniversary, the Segment Value, including any fixed interest accrued since the Performance Lock Date, will be reallocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. A new Segment Start Date will be set as the Segment Anniversary. The new Segment Term Period will equal the length of the full Segment Term Period for the Index-Linked Segment Option selected.

For examples regarding the mechanics of Performance Locks and Re-Entry Requests, please see Appendix C (“Performance Lock and Re-Entry Examples”).

A Performance Lock can help eliminate uncertainty regarding future Reference Index performance and potentially limit the impact of a negative Segment Credit you would otherwise receive. A Re-Entry Request also allows you transfer the Segment Value between Index-Linked Segment Options before the Segment End Date. The disadvantage of exercising a Performance Lock is that the Reference Index could increase between the Performance Lock Date and the Segment End Date, and you will not participate in that increase. In addition, if you exercise a Performance Lock, you may receive less than the full protection of the Buffer compared to what you would have received if you waited for us to apply the Segment Credit on the Segment End Date. If a Performance Lock is exercised when your Segment Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Segment Value includes the Equity Adjustment, the Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked
Segment Option.

We will not provide advice or notify you regarding whether you should exercise a Performance Lock or Re-Entry Request or the optimal time for doing so. We will not warn you if you exercise a Performance Lock or Re-Entry Request at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock or Re-Entry Request.
Confinement Waiver
    During the Accumulation Phase, after the first Contract Anniversary, but on or before the Annuity Date and before the Death Benefit becomes payable, we will waive the Withdrawal Charge and Interest Adjustment on a requested Withdrawal up to the Contract Value if the following requirements are met:
•an Owner (or, if the Owner is a non-natural person, an Annuitant), is confined to a Qualified Care Facility;
•confinement has lasted for at least 60 consecutive days;
•confinement begins after the Contract Date;
•confinement is recommended in writing by a Physician who does not have an ownership interest in, and is not a W-2 employee of, the Qualified Care Facility, unless such an independent Physician cannot reasonably be accessed by the Owner or Annuitant (as applicable); and
•we receive the Withdrawal request and the Physician’s written recommendation of confinement while the confinement continues or, if confinement has ceased, no later than 90 days following the date the confinement has ceased.

    Any applicable Equity Adjustment will apply.

A “Qualified Care Facility” means a Convalescent Care Facility, Hospice Facility or Hospital as described below:
•“Convalescent Care Facility” means an institution that: (i) is licensed by the State as a convalescent nursing facility, a qualified nursing facility, a convalescent hospital, a convalescent unit of a Hospital, an intermediate care facility, or a custodial care facility; (ii) is primarily engaged in providing, in addition to room and board, continuous nursing service by or under the supervision of a Physician or a licensed registered nurse (R.N.); (iii) maintains a daily patient record available for our review; and (iv) administers a planned program of observation and treatment by a Physician (who for purposes of this provision cannot be the proprietor or an employee of the facility) in accordance with existing standards of medical practice for confinement.
A Convalescent Care Facility does not include any facility, or any part of a facility, used primarily for rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to) spas, retreats, and alcohol and drug rehabilitation clinics.
•“Hospice Facility” means an institution that provides a formal inpatient program of care for terminally ill patients with a life expectancy of less than six months, under the direction of a Physician. It must be licensed, certified or registered in accordance with State law.
•“Hospital” means an institution that: (i) is licensed as a hospital and operates under applicable law; (ii) primarily provides diagnostic and surgical facilities on-site or in other facilities under a prearranged agreement, under the supervision of a staff of one or more duly licensed Physicians, for the medical care and treatment of injured and sick persons on an inpatient basis for a charge; and (iii) provides 24-hour nursing service by or under the supervision of a licensed registered nurse (R.N.).
A Hospital does not include any facility, or any part of a facility, used primarily for rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to) spas, retreats, and alcohol and drug rehabilitation clinics.

    “Physician” means a doctor of medicine or osteopathy who is legally authorized to practice medicine in a State. A Physician cannot be you, an Annuitant, a Beneficiary, or a member of the immediate family of you, an Annuitant, or a Beneficiary. “Immediate family” includes a spouse, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew, or any of their spouses, domestic partners, or civil union partners. “State” means each state of the United States of America, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, Guam, and American Samoa.

    The Confinement waiver will terminate upon termination of the Contract. The Confinement Waiver also terminates upon the change or addition of an Owner (or if the Owner is a non-natural person, upon the change or addition of an Annuitant), except through continuation of the Contract by the surviving spouse. Termination of the Contract shall not prejudice the waiver of any Withdrawal Charges and Interest Adjustments while the Confinement waiver was in force.
The Example below shows the effect of the Confinement Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 15 - Effect of the Confinement Waiver on the Withdrawal
Contract Value on the previous Segment Anniversary	$100,000.00
Base Contract Value	$125,000.00
Equity Adjustment Factor	-24.00%
Equity Adjustment	$(30,000.00)
Contract Value	$95,000.00
Free Withdrawal Amount	$10,000.00	[1]
Requested Withdrawal	$12,000.00
Withdrawal Without Confinement Waiver
Interest Adjustment Factor	4.75%
Interest Adjustment attributable to the Withdrawal	$125.00	[2]
Withdrawal Charge Percentage	7.00%
Withdrawal Charge	$140.00	[3]
Net Withdrawal Amount paid to Owner	$11,985.00	[4]
Proportional Withdrawal	$15,789.47	[5]
Withdrawal With Confinement Waiver
Net Withdrawal Amount paid to Owner	$12,000.00	[6]
Proportional Withdrawal	$15,789.47	[5]
Immediately After Withdrawal
Resulting Contract Value	$83,000.00	[7]
Resulting Base Contract Value	$109,210.53	[8]
[1]    Free Withdrawal Amount = 100,000 x 10% = 10,000
[2]    Interest Adjustment attributable to Withdrawal without Confinement Waiver = ((Withdrawal Amount - Free Withdrawal Amount) x (Base Contract Value / Contract Value)) x Interest Adjustment Factor = (12,000 - 10,000) x (125,000 / 95,000) x 4.75% = 125
[3]    Withdrawal Charge without Confinement Waiver = (Withdrawal Amount - Free Withdrawal Amount) x Withdrawal Charge Percentage = (12,000 - 10,000) x 7% = 140
[4]    Net Withdrawal = 12,000 + 125 - 140 = 11,985
5    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Contract Value. Proportional Withdrawal = Withdrawal x (Base Contract Value Prior to Withdrawal / Contract Value prior to Withdrawal) = 12,000 x (125,000 / 95,000) = $15,789.47. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[6]    Interest Adjustment and Withdrawal Charge are waived, so Net Withdrawal = Withdrawal = 12,000
[7]    Contract Value is reduced dollar for dollar by the Withdrawal amount. Resulting Contract Value = 95,000 - 12,000 = 83,000.
[8]    Base Contract Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Contract Value = 125,000 - 15,789.47 = 109,210.53.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract. The availability of contract benefits may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges	None
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal amount include any applicable Equity Adjustment, and may also reflect taxes and tax penalties.
•The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Unused Free Withdrawal amounts not available in future years.

Required Minimum Distribution	Provides for any Withdrawal considered a Required Minimum Distribution under Section 401(a)(9) to not be subject to Withdrawal Charges	None
•Withdrawals include any applicable Equity Adjustment, and may also reflect taxes and tax penalties.
•The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Required Minimum Distributions may incur a Withdrawal Charge and/or Interest Adjustment if you previously took a Withdrawal in the same year to satisfy the required minimum distribution requirement under your Contract.

Performance Lock and Re-Entry
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option.

The Re-Entry feature allows money in a locked Index-Linked Segment Option to transfer to any available Index-Linked Segment Option(s) as early as the same Business Day on which the Performance Lock is exercised.
None
•We will not provide advice on whether you should exercise a Performance Lock or Re-Entry Request.
•You will not know the Segment Value at the time you request the Performance Lock, and the Segment Value could be lower than you expect.
•A Performance Lock must be exercised by the end of the last Business Day prior to a Segment End Date and be for the entire Segment Value.
•A Performance Lock may not be applied retroactively and is irrevocable once exercised.
•The locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will earn interest at the current Annual Interest Rate used for the Fixed Segment Option.
•You may choose to submit a Re-Entry Request to transfer the Segment Value from a locked Index-Linked Segment Option into any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period.
•You may choose to submit a Re-Entry Request as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16.
•The Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. In extreme circumstances, you could lose 100% of your investment.

Death Benefit
During the Withdrawal Charge Period, upon death, provides a Death Benefit payment equal to the greater of Contract Value or Purchase Payments less net proceeds from Withdrawals.

After the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to Contract Value
None
•Only available during the Accumulation Phase.
•Calculation of Contract Value includes any applicable Equity Adjustment.
•Purchase Payment component is reduced by any net proceeds from prior Withdrawals.

Confinement Waiver	Waiver of Withdrawal Charges in the event of a confinement to a Qualified Care Facility	None
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be confined to a Qualified Care Facility as defined by the benefit for at least 60 days. Confinement must occur after the Contract Date.
•Confinement must be recommended by a Physician as defined in the Confinement Waiver section.
•Withdrawals under the benefit include any applicable Equity Adjustment, and may be subject to taxes and tax penalties. An Interest Adjustment will not apply.

Terminal Illness Waiver	Waiver of Withdrawal Charges in the event the Owner (or Annuitant if the Owner is not a natural person) is diagnosed with a Terminal Illness	None
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be diagnosed with a Terminal Illness by a Physician as defined in the Terminal Illness Waiver section.
•Initial diagnosis must occur after Contract Date.
•Withdrawals under benefit include any applicable Equity Adjustment, and may be subject to taxes and tax penalties. An Interest Adjustment will not apply.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Benefits Description [Table Text Block]
Free Withdrawals
    A Free Withdrawal is a Withdrawal on which no Withdrawal Charge or Interest Adjustment applies. However, it still includes an Equity Adjustment.

Free Withdrawals are available beginning on the Initial Segment Start Date. The Free Withdrawal amount available in any Segment Year is equal to 10% of the Contract Value as of the previous Segment Anniversary. Any unused portion of the Free Withdrawal amount for a Segment Year cannot be carried over to the following Segment Year. If the amount of a Withdrawal in any Segment Year exceeds the Free Withdrawal amount for that Segment Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.

    The Example below shows the effect of the Free Withdrawal amount on both the remaining Base Segment Value and the proceeds paid to the Owner. This Example assumes a Withdrawal of $10,000 (the maximum Free Withdrawal amount) is requested, and that all the Contract Value is allocated to one Segment Option.

Example 10 - Effect of a Free Withdrawal on the Segment Value and Base Segment Value
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Segment Anniversary	$100,000.00
Immediately Before Withdrawal
Base Segment Value	$100,000.00
Total Equity Adjustment	$(16,890.00)	[1]
Segment Value	$83,110.00
Withdrawal
Withdrawal Amount	$10,000.00
Interest Adjustment attributable to the Withdrawal	$—	[2]
Withdrawal Charge	$—	[2]
Net Withdrawal Amount paid to Owner	$10,000.00	[3]
Proportional Withdrawal	$12,032.25	[4]
Immediately After Withdrawal
Resulting Segment Value	$73,110.00	[5]
Resulting Base Segment Value	$87,967.75	[6]
[1]    Total Equity Adjustment = Base Segment Value x Equity Adjustment Factor = 100,000 x -16.89% = (16,890.00)
[2]    Free Withdrawals are not subject to an Interest Adjustment or Withdrawal Charge, so both these values are zero
[3]    Net Withdrawal = Withdrawal - Interest Adjustment - Withdrawal Charge = 10,000 - 0 - 0 = 10,000.
4    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Segment Value. Proportional Withdrawal = Withdrawal x (Base Segment Value Prior to Withdrawal / Segment Value prior to Withdrawal) = 10,000 x (100,000.00 / 83,110.00) = $12,032.25. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[5]    Segment Value is reduced dollar for dollar by the Withdrawal amount. Resulting Segment Value = 83,110.00 - 10,000 = 73,110.00.
[6]    Base Segment Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Segment Value = 100,000 - 12,032.25 = 87,967.75.
Required Minimum Distribution
    This provision applies only if your Contract is subject to the minimum distribution requirements under Internal Revenue Code section 401(a)(9), such as if your Contract is a contract issued in connection with a qualified plan under section 401(a), a section 403(b) contract, an individual retirement annuity contract under section 408, or a Roth IRA under section 408A.

Any Withdrawal of a required minimum distribution under Section 401(a)(9) with respect to the Contract (a “Required Minimum Distribution”), as calculated by us, will not be subject to a Withdrawal Charge or an Interest Adjustment. Any Withdrawal made to satisfy required minimum distribution requirements will count towards your Free Withdrawal amount and will include an Equity Adjustment. Because all Required Minimum Distribution Withdrawals include an Equity Adjustment, you may wish to take distributions from other assets to satisfy the Required Minimum Distribution associated with this Contract.

Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Segment Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Segment Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.

Required Minimum Distributions can be withdrawn anytime during a Segment Term Period, including from Index-Linked Segment Options, and, when applicable, will be required on an ongoing basis. The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. While Withdrawal Charges and Interest Adjustments may not apply, Required Minimum Distributions could still result in negative Equity Adjustments, taxes, and tax penalties, as applicable. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. Therefore, this Contract may not be an appropriate investment for taking these distributions. Please consult a Financial Professional regarding the appropriateness of taking these types of withdrawals from your Contract.
The Example below shows the effect of the Required Minimum Distribution on the Withdrawal and Proportional Withdrawal amounts. This Example assumes an annual Required Minimum Distribution of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 11 - Effect of a Required Minimum Distribution on the Segment Value and Base Segment Value
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Segment Anniversary	$100,000.00
Immediately Before Withdrawal
Base Segment Value	$100,000.00
Total Equity Adjustment	$(16,890.00)	[1]
Segment Value	$83,110.00
Withdrawal
Required Minimum Distribution	$12,000.00
Free Withdrawal Amount	$10,000.00
Interest Adjustment attributable to the Withdrawal	$—	[2]
Withdrawal Charge	$—	[2]
Net Withdrawal Amount paid to Owner	$12,000.00	[3]
Proportional Withdrawal	$14,438.69	[4]
Immediately After Withdrawal
Remaining Free Withdrawal	$—
Resulting Segment Value	$71,110.00	[5]
Resulting Base Segment Value	$85,561.31	[6]
[1]    Total Equity Adjustment = Base Segment Value x Equity Adjustment Factor = 100,000 x -16.89% = (16,890.00)
[2]    Required Minimum Distributions are not subject to an Interest Adjustment or Withdrawal Charge, so both these values are zero even though the Withdrawal exceeds the Free Withdrawal amount.
[3]    Net Withdrawal = Withdrawal - Interest Adjustment - Withdrawal Charge = 12,000 - 0 - 0 = 12,000.
4    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Segment Value. Proportional Withdrawal = Withdrawal x (Base Segment Value Prior to Withdrawal / Segment Value prior to Withdrawal) = 12,000 x (100,000.00 / 83,110.00) = $14,438.69. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[5]    Segment Value is reduced dollar for dollar by the Withdrawal amount. Resulting Segment Value = 83,110 - 12,000 = 71,110.
[6]    Base Segment Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Segment Value = 100,000 - 14,438.69 = 85,561.31.
Performance Lock and Re-Entry
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option. A Performance Lock may be exercised for any Index-Linked Segment Option which has a positive Base Segment Value. A Performance Lock cannot be exercised on the Fixed Segment Option.

A Performance Lock may be exercised at different times for each Index-Linked Segment Option during its Segment Term Period (other than on a Segment Start Date or Segment End Date). Performance Lock requests can be received during each Segment Year through the end of the last Business Day prior to a Segment End Date. A Performance Lock may not be applied retroactively, must apply to the entire Segment Value, and is irrevocable once exercised.
When you exercise a Performance Lock, we calculate the Segment Value at the end of the Performance Lock Date, after all other transactions have been recorded. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Segment Value in advance. Therefore, the Segment Value you capture may be higher or lower than it was at the point in time you requested a Performance Lock. Performance Lock requests will be permitted through the end of the last Business Day prior to a Segment End Date. If we receive a valid request on a non-Business Day or after close of a Business Day, the request will be deemed to be received on the next Business Day. For requests submitted in writing, we do not consider the request to be received until it arrives at our Administrative Office.

Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we receive a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will remain in the locked Index-Linked Segment Option, will earn interest daily at the current Annual Interest Rate used for the Fixed Segment Option.

After you exercise a Performance Lock, you may choose to submit a Re-Entry Request to transfer the Segment Value (including any fixed interest accrued since the Performance Lock Date) from a locked Index-Linked Segment Option into any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period. This means you may not allocate locked funds to any Segment Option with a 6-year Segment Term Period until the next Segment Anniversary.

A Re-Entry Request may be made as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16. After the maximum is reached, you may not make a Re-Entry Request on any locked Index-Linked Segment Option for the remainder of the Segment Year, though you may continue to exercise Performance Locks on any Index-Linked Segment Option. Each Re-Entry Request may include instructions to transfer all of the locked Segment Value to one or more available Index-Linked Segment Options. Each Re-Entry Request may also include re-allocation instructions for more than one locked Index-Linked Segment Option. For example, a Re-Entry Request transferring funds from two locked Index-Linked Segment Options on the same request form will count as one Re-Entry Request.

A valid Re-Entry Request will be processed on the Business Day we receive it, which can be any date beginning on the Performance Lock Date up through 14 calendar days prior to the next Segment Anniversary. Any Re-Entry Request received on a non-Business Day, or after the close of a Business Day, will be processed on the following Business Day. The new Segment Start Date will be set as the Business Day we process the Re-Entry Request. The Base Segment Value on the Segment Start Date will be the Segment Value of the locked Index-Linked Segment Option, including any fixed interest that has accrued since the Performance Lock Date.

The new Segment Term Period will equal (1) the number of days from and including the Business Day we process the Re-Entry Request to but excluding the next Segment Anniversary, plus (2) the length of the full Segment Term Period for the Index-Linked Segment Option selected. As a result, the Segment Term Period following a Re-Entry Request will be longer than the standard Segment Term Period for the Segment Option selected.

Example 12
•Assume:
◦You’re allocated to a 1-year Index-Linked Segment Option, with a Segment Start Date of 01/08/25.
◦You execute a Performance Lock on 10/10/25 and elect to immediately Re-Enter into a 2-year Index-Linked Segment Option.
•Segment Start Date:
◦The new Segment Start Date will be set as the same Business Day we received the valid Re-Entry Request, which in this case is the Performance Lock Date.
◦Segment Start Date = 10/10/25.
•Segment Term Period:
◦The Performance Lock and Re-Entry Request were both executed 275 days into the Segment Term Period (from 01/08/25 to 10/10/2025).
◦The number of days remaining between the 10/10 Re-Entry Request and the next Segment Anniversary on 01/08/26 = 90 days.
◦The length of the full Segment Term Period for the Index-Linked Segment Option selected = 730 days (365 days x 2 years).
◦The new Segment Term Period equals = number of days between Re-Entry and the Segment Anniversary + full length 2-year Segment Term Period = 90 days + 730 days = 820 days.
◦Segment Term Period = 820 days, or approximately 26.94 months.

If you do not submit a Re-Entry Request after the Performance Lock Date and before the cutoff of 14 calendar days prior to the next Segment Anniversary, you may provide us with transfer instructions for the locked Segment Value to take effect on the next Segment Anniversary following the Performance Lock. If we do not receive a valid Re-Entry request and do not receive your transfer instructions at least two Business Days before that Segment Anniversary, the Segment Value, including any fixed interest accrued since the Performance Lock Date, will be reallocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. A new Segment Start Date will be set as the Segment Anniversary. The new Segment Term Period will equal the length of the full Segment Term Period for the Index-Linked Segment Option selected.

For examples regarding the mechanics of Performance Locks and Re-Entry Requests, please see Appendix C (“Performance Lock and Re-Entry Examples”).

A Performance Lock can help eliminate uncertainty regarding future Reference Index performance and potentially limit the impact of a negative Segment Credit you would otherwise receive. A Re-Entry Request also allows you transfer the Segment Value between Index-Linked Segment Options before the Segment End Date. The disadvantage of exercising a Performance Lock is that the Reference Index could increase between the Performance Lock Date and the Segment End Date, and you will not participate in that increase. In addition, if you exercise a Performance Lock, you may receive less than the full protection of the Buffer compared to what you would have received if you waited for us to apply the Segment Credit on the Segment End Date. If a Performance Lock is exercised when your Segment Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Segment Value includes the Equity Adjustment, the Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked
Segment Option.

We will not provide advice or notify you regarding whether you should exercise a Performance Lock or Re-Entry Request or the optimal time for doing so. We will not warn you if you exercise a Performance Lock or Re-Entry Request at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock or Re-Entry Request.
Death Benefit
If any Owner (or Annuitant, if the Owner is a non-natural person) dies prior to the Annuity Date, we will pay the Death Benefit to the Beneficiary. During the Withdrawal Charge Period, the Death Benefit is the greater of:
1.The Purchase Payment less net proceeds from prior Withdrawals; and
2.The Contract Value on the date of death.

    Net proceeds from prior Withdrawals are equal to the Contract Value withdrawn after the application of Withdrawal Charges and Interest Adjustments.

Withdrawal Charges and Interest Adjustments will not be applied to the Contract Value used in the determination of the Death Benefit payable to your Beneficiary. (See the “Charges and Adjustments” section for more information).

    After the Withdrawal Charge Period, the Death Benefit will be the Contract Value on the date of death. If the Owner is a natural person and the Owner is changed or an additional Owner is added (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through the continuation of the Contract by the surviving spouse as described below, the Death Benefit will be the Contract Value on the date of death.

    We will pay the Death Benefit within five years of the death of the Owner. If the Contract is a Non-Qualified Contract, and if the Beneficiary is a natural person, such Beneficiary may elect for the Death Benefit to be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, provided the election is made in accordance with Internal Revenue Code section 72.

    Upon the death of any Joint Owner, where the surviving spouse is the surviving Joint Owner, the surviving Joint Owner will become the Beneficiary to whom the Death Benefit will be paid, and any other Beneficiary designation on record at the time of the death will be treated as a contingent Beneficiary.

    If the Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse may elect to continue the Contract as the sole Owner in lieu of receiving the Death Benefit. The Death Benefit payable upon the death of a spouse who has continued the Contract will be based on the greater of (i) the Purchase Payment less net proceeds from prior Withdrawals and (ii) the Contract Value on the continuing spouse’s date of death during the remainder of the Withdrawal Charge Period, and will be based on the Contract Value on the continuing spouse’s date of death thereafter. This provision relating to the surviving spouse can only apply once, it cannot apply a second time if the surviving spouse elects to continue the Contract, remarries, and then dies.

    All elections must be made by submitting the appropriate paperwork to us in Good Order.

    If the Annuitant is not an Owner and dies prior to the Annuity Date, you may designate a new Annuitant, subject to our underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the younger of you or any Joint Owner will become the Annuitant.

    If the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

    Before we will pay the Death Benefit, we must receive proof of death at our Administrative Office in a form and manner satisfactory to us:
•Copy of death certificate while the Contract was in effect;
•Our claim form properly completed from each Beneficiary, as applicable; and
•Any other documents required by law.
    Some examples of how the Death Benefit works are noted below.

Example 13 - Death Benefit Calculation During Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Base Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Contract Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$100,000.00	[2]
[1]    Contract Value = 125,000 - 30,000 = 95,000
[2]    Death Benefit = Max(150,000-50,000 , 95,000) = 100,000

Example 14 - Death Benefit Calculation After Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Base Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Contract Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$95,000.00
1    Contract Value = 125,000-30,000 = 95,000
Confinement Waiver
    During the Accumulation Phase, after the first Contract Anniversary, but on or before the Annuity Date and before the Death Benefit becomes payable, we will waive the Withdrawal Charge and Interest Adjustment on a requested Withdrawal up to the Contract Value if the following requirements are met:
•an Owner (or, if the Owner is a non-natural person, an Annuitant), is confined to a Qualified Care Facility;
•confinement has lasted for at least 60 consecutive days;
•confinement begins after the Contract Date;
•confinement is recommended in writing by a Physician who does not have an ownership interest in, and is not a W-2 employee of, the Qualified Care Facility, unless such an independent Physician cannot reasonably be accessed by the Owner or Annuitant (as applicable); and
•we receive the Withdrawal request and the Physician’s written recommendation of confinement while the confinement continues or, if confinement has ceased, no later than 90 days following the date the confinement has ceased.

    Any applicable Equity Adjustment will apply.

A “Qualified Care Facility” means a Convalescent Care Facility, Hospice Facility or Hospital as described below:
•“Convalescent Care Facility” means an institution that: (i) is licensed by the State as a convalescent nursing facility, a qualified nursing facility, a convalescent hospital, a convalescent unit of a Hospital, an intermediate care facility, or a custodial care facility; (ii) is primarily engaged in providing, in addition to room and board, continuous nursing service by or under the supervision of a Physician or a licensed registered nurse (R.N.); (iii) maintains a daily patient record available for our review; and (iv) administers a planned program of observation and treatment by a Physician (who for purposes of this provision cannot be the proprietor or an employee of the facility) in accordance with existing standards of medical practice for confinement.
A Convalescent Care Facility does not include any facility, or any part of a facility, used primarily for rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to) spas, retreats, and alcohol and drug rehabilitation clinics.
•“Hospice Facility” means an institution that provides a formal inpatient program of care for terminally ill patients with a life expectancy of less than six months, under the direction of a Physician. It must be licensed, certified or registered in accordance with State law.
•“Hospital” means an institution that: (i) is licensed as a hospital and operates under applicable law; (ii) primarily provides diagnostic and surgical facilities on-site or in other facilities under a prearranged agreement, under the supervision of a staff of one or more duly licensed Physicians, for the medical care and treatment of injured and sick persons on an inpatient basis for a charge; and (iii) provides 24-hour nursing service by or under the supervision of a licensed registered nurse (R.N.).
A Hospital does not include any facility, or any part of a facility, used primarily for rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to) spas, retreats, and alcohol and drug rehabilitation clinics.

    “Physician” means a doctor of medicine or osteopathy who is legally authorized to practice medicine in a State. A Physician cannot be you, an Annuitant, a Beneficiary, or a member of the immediate family of you, an Annuitant, or a Beneficiary. “Immediate family” includes a spouse, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew, or any of their spouses, domestic partners, or civil union partners. “State” means each state of the United States of America, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, Guam, and American Samoa.

    The Confinement waiver will terminate upon termination of the Contract. The Confinement Waiver also terminates upon the change or addition of an Owner (or if the Owner is a non-natural person, upon the change or addition of an Annuitant), except through continuation of the Contract by the surviving spouse. Termination of the Contract shall not prejudice the waiver of any Withdrawal Charges and Interest Adjustments while the Confinement waiver was in force.
The Example below shows the effect of the Confinement Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 15 - Effect of the Confinement Waiver on the Withdrawal
Contract Value on the previous Segment Anniversary	$100,000.00
Base Contract Value	$125,000.00
Equity Adjustment Factor	-24.00%
Equity Adjustment	$(30,000.00)
Contract Value	$95,000.00
Free Withdrawal Amount	$10,000.00	[1]
Requested Withdrawal	$12,000.00
Withdrawal Without Confinement Waiver
Interest Adjustment Factor	4.75%
Interest Adjustment attributable to the Withdrawal	$125.00	[2]
Withdrawal Charge Percentage	7.00%
Withdrawal Charge	$140.00	[3]
Net Withdrawal Amount paid to Owner	$11,985.00	[4]
Proportional Withdrawal	$15,789.47	[5]
Withdrawal With Confinement Waiver
Net Withdrawal Amount paid to Owner	$12,000.00	[6]
Proportional Withdrawal	$15,789.47	[5]
Immediately After Withdrawal
Resulting Contract Value	$83,000.00	[7]
Resulting Base Contract Value	$109,210.53	[8]
[1]    Free Withdrawal Amount = 100,000 x 10% = 10,000
[2]    Interest Adjustment attributable to Withdrawal without Confinement Waiver = ((Withdrawal Amount - Free Withdrawal Amount) x (Base Contract Value / Contract Value)) x Interest Adjustment Factor = (12,000 - 10,000) x (125,000 / 95,000) x 4.75% = 125
[3]    Withdrawal Charge without Confinement Waiver = (Withdrawal Amount - Free Withdrawal Amount) x Withdrawal Charge Percentage = (12,000 - 10,000) x 7% = 140
[4]    Net Withdrawal = 12,000 + 125 - 140 = 11,985
5    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Contract Value. Proportional Withdrawal = Withdrawal x (Base Contract Value Prior to Withdrawal / Contract Value prior to Withdrawal) = 12,000 x (125,000 / 95,000) = $15,789.47. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[6]    Interest Adjustment and Withdrawal Charge are waived, so Net Withdrawal = Withdrawal = 12,000
[7]    Contract Value is reduced dollar for dollar by the Withdrawal amount. Resulting Contract Value = 95,000 - 12,000 = 83,000.
[8]    Base Contract Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Contract Value = 125,000 - 15,789.47 = 109,210.53.
Terminal Illness Waiver
    During the Accumulation Phase, after the first Contract Anniversary, but on or before the Annuity Date and before the Death Benefit becomes payable, we will waive the Withdrawal Charge and Interest Adjustment on a requested Withdrawal up to the Contract Value if the following requirements are met:

•an Owner (or, if the Owner is a non-natural person, an Annuitant) is diagnosed with a Terminal Illness;
•the diagnosis was first made after the Contract Date; and
•the Withdrawal request is accompanied by a written certification of Terminal Illness prepared by a Physician who has examined the affected individual and is qualified to provide the diagnosis.

    Any applicable Equity Adjustment will apply.

“Terminal Illness” means an illness or injury that, in the opinion of a Physician, is expected to result in death within 12 months.

    “Physician” means a doctor of medicine or osteopathy who is legally authorized to practice medicine in a State. A Physician cannot be you, an Annuitant, a Beneficiary, or a member of the immediate family of you, an Annuitant, or a Beneficiary. “Immediate family” includes a spouse, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew, or any of their spouses, domestic partners, or civil union partners. “State” means each state of the United States of America, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, Guam and American Samoa.

    The Terminal Illness waiver will terminate upon termination of the Contract. The Terminal Illness waiver also terminates upon the change or addition of an Owner (or if the Owner is a non-natural person, upon the change or addition of an Annuitant), except through continuation of the Contract by the surviving spouse. Termination of the Contract shall not prejudice the waiver of any Withdrawal Charges and Interest Adjustments while the Terminal Illness waiver was in force.
The Example below shows the effect of the Terminal Illness Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 16 - Effect of the Terminal Illness Waiver on the Withdrawal
Contract Value on the previous Segment Anniversary	$100,000.00
Base Contract Value	$125,000.00
Equity Adjustment Factor	-24.00%
Equity Adjustment	$(30,000.00)
Contract Value	$95,000.00
Free Withdrawal Amount	$10,000.00	[1]
Requested Withdrawal	$12,000.00
Withdrawal Without Terminal Illness Waiver
Interest Adjustment Factor	4.75%
Interest Adjustment attributable to the Withdrawal	$125.00	[2]
Withdrawal Charge Percentage	7.00%
Withdrawal Charge	$140.00	[3]
Net Withdrawal Amount paid to Owner	$11,985.00	[4]
Proportional Withdrawal	$15,789.47	[5]
Withdrawal With Terminal Illness Waiver
Net Withdrawal Amount paid to Owner	$12,000.00	[6]
Proportional Withdrawal	$15,789.47	[5]
Immediately After Withdrawal
Resulting Contract Value	$83,000.00	[7]
Resulting Base Contract Value	$109,210.53	[8]
[1]    Free Withdrawal Amount = 100,000 x 10% = 10,000
[2]    Interest Adjustment attributable to Withdrawal without Terminal Illness Waiver = ((Withdrawal Amount - Free Withdrawal Amount) x (Base Contract Value / Contract Value)) x Interest Adjustment Factor = (12,000 - 10,000) x (125,000 / 95,000) x 4.75% = 125
[3]    Withdrawal Charge without Terminal Illness Waiver = (Withdrawal Amount - Free Withdrawal Amount) x Withdrawal Charge Percentage = (12,000 - 10,000) x 7% = 140
[4]    Net Withdrawal = 12,000 + 125 - 140 = 11,985
5    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Contract Value. Proportional Withdrawal = Withdrawal x (Base Contract Value Prior to Withdrawal / Contract Value prior to Withdrawal) = 12,000 x (125,000 / 95,000) = $15,789.47. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[6]    Interest Adjustment and Withdrawal Charge are waived, so Net Withdrawal = Withdrawal = 12,000
[7]    Contract Value is reduced dollar for dollar by the Withdrawal amount. Resulting Contract Value = 95,000 - 12,000 = 83,000.
[8]    Base Contract Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Contract Value = 125,000 - 15,789.47 = 109,210.53.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A - Investment Options Available Under the Contract
Index-Linked Segment Options
The following is a list of Index-Linked Segment Options currently available under the Contract. When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. The availability of Segment Options may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

We may change the features of the Index-Linked Segment Options (including the Reference Index, the current Cap Rate, the current Participation Rate, the current Downside Participation Rate, and the current Trigger Rate), offer new Index-Linked Segment Options and terminate existing Index-Linked Segment Options. We will provide you with written notice before making any changes other than changes to current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rate. Information about current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rates are available at www.athene.com/nyamplify3-rates.

Note: Amounts withdrawn from an Index-Linked Segment Option before the Segment End Date will include an Equity Adjustment; amounts withdrawn from any Segment Option during the first six Contract Years that is subject to a Withdrawal Charge will also be subject to an Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. These adjustments may result in a significant reduction of your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Segment Term Period. Additionally, the resulting Proportional Withdrawals will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
See “Index-Linked Segment Options” of the prospectus for a description of the Index-Linked Segment Option features and “Charges and Adjustments” of the prospectus for more information about any applicable Equity Adjustment and the Interest Adjustment.

Reference Index[1]	Type of Index	Segment Term Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Segment Term Period)	Minimum Limit on Index Gain (for the life of the Index-Linked Segment Option)
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	20% Buffer Rate	4.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	1-Year	Point-to-Point	20% Buffer Rate	4.00% Cap Rate
100% Participation Rate
Russell 2000® (RTY)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Trigger	10% Buffer Rate	5.00% Trigger Rate
S&P 500® (SPX)	Market Index	1-Year	Dual Trigger	10% Buffer Rate	5.00% Trigger Rate

Reference Index[1]	Type of Index	Segment Term Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Segment Term Period)	Minimum Limit on Index Gain (for the life of the Index-Linked Segment Option)
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	20% Buffer Rate	8.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	2-Year	Point-to-Point	20% Buffer Rate	8.00% Cap Rate
100% Participation Rate
Russell 2000® (RTY)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	30.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	20% Buffer Rate	24.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	30% Buffer Rate	18.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	30.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	20% Buffer Rate	24.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	30% Buffer Rate	18.00% Cap Rate
100% Participation Rate
S&P 500® (SPX), Russell 2000® (RTY), MSCI EAFE (MXEA)	Blended Market Index	6-Year	Performance Blend	10% Buffer Rate	30.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Direction	20% Buffer Rate	24.00% Cap Rate
100% Participation Rate
100% Downside Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger	10% Buffer Rate	30.00% Trigger Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger	20% Buffer Rate	24.00% Trigger Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger	30% Buffer Rate	18.00% Trigger Rate
[1]    Each Reference Index is a price return Index and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and may cause the Reference Index to underperform a direct investment in the securities composing the Index.
The Performance Blend Buffer Segment Option and Dual Direction Buffer Segment Option are available only with a 6-year Segment Term Period. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date.

The Participation Rate and Downside Participation Rate will always be at least 100% on any Segment Option we establish under the Contract. The Cap Rate will always be at least 4% on any Segment Option we establish under the Contract. The Trigger Rate will always be at least 5% on any Segment Option we establish under the Contract. We reserve the right to offer Index-Linked Segment Options with different types of limits on Index gains.

The Buffer Rate on each currently offered Index-Linked Segment Option is guaranteed not to change for the life of the Contract. Currently, the Index-Linked Segment Options offered can have a Buffer Rate of 10%, 20%, or 30%. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated. The Buffer Rate will always be at least 10%.

Buffer Rate	Lowest Potential Negative Segment Credit due to poor Reference Index performance
10%	-90%
20%	-80%
30%	-70%

Fixed Segment Option
The following is the Fixed Segment Option currently available under the Contract. We may change the features of the Fixed Segment Option listed below, offer a new Fixed Segment Option and terminate existing Fixed Segment Options. We will provide you with written notice before doing so. At least one Fixed Segment Option will always be available.

The Annual Interest Rate will never be less than the Minimum Guaranteed Interest Rate. The Minimum Guaranteed Interest Rate is equal to the nonforfeiture rate, calculated to be in compliance with Standard Nonforfeiture Law NYSIL § 4223 for Individual Deferred Annuities, and will never be lower than 1.00%. The initial Minimum Guaranteed Interest Rate is determined according to your Contract Date and is guaranteed until the first Fixed Segment Start Date after the Withdrawal Charge Period, after which it will be redetermined each Fixed Segment Start Date.

If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

See “Fundamentals of the Fixed Crediting Method” section of the prospectus for a description of the Fixed Segment Option features.

Name	Segment Term Period	Minimum Annual Interest Rate
Fixed Segment Option	1-Year	1.00%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The following is a list of Index-Linked Segment Options currently available under the Contract. When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. The availability of Segment Options may vary by financial intermediary. Please see “Appendix D - Financial Intermediary Variation Chart” for details.

We may change the features of the Index-Linked Segment Options (including the Reference Index, the current Cap Rate, the current Participation Rate, the current Downside Participation Rate, and the current Trigger Rate), offer new Index-Linked Segment Options and terminate existing Index-Linked Segment Options. We will provide you with written notice before making any changes other than changes to current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rate. Information about current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rates are available at www.athene.com/nyamplify3-rates.

Note: Amounts withdrawn from an Index-Linked Segment Option before the Segment End Date will include an Equity Adjustment; amounts withdrawn from any Segment Option during the first six Contract Years that is subject to a Withdrawal Charge will also be subject to an Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. These adjustments may result in a significant reduction of your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Segment Term Period. Additionally, the resulting Proportional Withdrawals will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.

Index-Linked Options Available [Table Text Block]

Reference Index[1]	Type of Index	Segment Term Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Segment Term Period)	Minimum Limit on Index Gain (for the life of the Index-Linked Segment Option)
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	20% Buffer Rate	4.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	1-Year	Point-to-Point	20% Buffer Rate	4.00% Cap Rate
100% Participation Rate
Russell 2000® (RTY)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	5.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Trigger	10% Buffer Rate	5.00% Trigger Rate
S&P 500® (SPX)	Market Index	1-Year	Dual Trigger	10% Buffer Rate	5.00% Trigger Rate

Reference Index[1]	Type of Index	Segment Term Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Segment Term Period)	Minimum Limit on Index Gain (for the life of the Index-Linked Segment Option)
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	20% Buffer Rate	8.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	2-Year	Point-to-Point	20% Buffer Rate	8.00% Cap Rate
100% Participation Rate
Russell 2000® (RTY)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	10.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	30.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	20% Buffer Rate	24.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	30% Buffer Rate	18.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	30.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	20% Buffer Rate	24.00% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	30% Buffer Rate	18.00% Cap Rate
100% Participation Rate
S&P 500® (SPX), Russell 2000® (RTY), MSCI EAFE (MXEA)	Blended Market Index	6-Year	Performance Blend	10% Buffer Rate	30.00% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Direction	20% Buffer Rate	24.00% Cap Rate
100% Participation Rate
100% Downside Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger	10% Buffer Rate	30.00% Trigger Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger	20% Buffer Rate	24.00% Trigger Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger	30% Buffer Rate	18.00% Trigger Rate
[1] Each Reference Index is a price return Index and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and may cause the Reference Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Reference Index is a price return Index and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and may cause the Reference Index to underperform a direct investment in the securities composing the Index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is the Fixed Segment Option currently available under the Contract. We may change the features of the Fixed Segment Option listed below, offer a new Fixed Segment Option and terminate existing Fixed Segment Options. We will provide you with written notice before doing so. At least one Fixed Segment Option will always be available.

The Annual Interest Rate will never be less than the Minimum Guaranteed Interest Rate. The Minimum Guaranteed Interest Rate is equal to the nonforfeiture rate, calculated to be in compliance with Standard Nonforfeiture Law NYSIL § 4223 for Individual Deferred Annuities, and will never be lower than 1.00%. The initial Minimum Guaranteed Interest Rate is determined according to your Contract Date and is guaranteed until the first Fixed Segment Start Date after the Withdrawal Charge Period, after which it will be redetermined each Fixed Segment Start Date.

If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

Fixed Options Available [Table Text Block]

Name	Segment Term Period	Minimum Annual Interest Rate
Fixed Segment Option	1-Year	1.00%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Athene Amplify® 3.0 NY	N/A	N/A	N/A	N/A	N/A	No

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
During the Withdrawal Charge Period, upon death, provides a Death Benefit payment equal to the greater of Contract Value or Purchase Payments less net proceeds from Withdrawals.

After the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to Contract Value

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase.
•Calculation of Contract Value includes any applicable Equity Adjustment.
•Purchase Payment component is reduced by any net proceeds from prior Withdrawals.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefit
If any Owner (or Annuitant, if the Owner is a non-natural person) dies prior to the Annuity Date, we will pay the Death Benefit to the Beneficiary. During the Withdrawal Charge Period, the Death Benefit is the greater of:
1.The Purchase Payment less net proceeds from prior Withdrawals; and
2.The Contract Value on the date of death.

    Net proceeds from prior Withdrawals are equal to the Contract Value withdrawn after the application of Withdrawal Charges and Interest Adjustments.

Withdrawal Charges and Interest Adjustments will not be applied to the Contract Value used in the determination of the Death Benefit payable to your Beneficiary. (See the “Charges and Adjustments” section for more information).

    After the Withdrawal Charge Period, the Death Benefit will be the Contract Value on the date of death. If the Owner is a natural person and the Owner is changed or an additional Owner is added (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through the continuation of the Contract by the surviving spouse as described below, the Death Benefit will be the Contract Value on the date of death.

    We will pay the Death Benefit within five years of the death of the Owner. If the Contract is a Non-Qualified Contract, and if the Beneficiary is a natural person, such Beneficiary may elect for the Death Benefit to be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, provided the election is made in accordance with Internal Revenue Code section 72.

    Upon the death of any Joint Owner, where the surviving spouse is the surviving Joint Owner, the surviving Joint Owner will become the Beneficiary to whom the Death Benefit will be paid, and any other Beneficiary designation on record at the time of the death will be treated as a contingent Beneficiary.

    If the Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse may elect to continue the Contract as the sole Owner in lieu of receiving the Death Benefit. The Death Benefit payable upon the death of a spouse who has continued the Contract will be based on the greater of (i) the Purchase Payment less net proceeds from prior Withdrawals and (ii) the Contract Value on the continuing spouse’s date of death during the remainder of the Withdrawal Charge Period, and will be based on the Contract Value on the continuing spouse’s date of death thereafter. This provision relating to the surviving spouse can only apply once, it cannot apply a second time if the surviving spouse elects to continue the Contract, remarries, and then dies.

    All elections must be made by submitting the appropriate paperwork to us in Good Order.

    If the Annuitant is not an Owner and dies prior to the Annuity Date, you may designate a new Annuitant, subject to our underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the younger of you or any Joint Owner will become the Annuitant.

    If the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

    Before we will pay the Death Benefit, we must receive proof of death at our Administrative Office in a form and manner satisfactory to us:
•Copy of death certificate while the Contract was in effect;
•Our claim form properly completed from each Beneficiary, as applicable; and
•Any other documents required by law.

Calculation Method of Benefit [Text Block]	Some examples of how the Death Benefit works are noted below.

Example 13 - Death Benefit Calculation During Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Base Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Contract Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$100,000.00	[2]
[1]    Contract Value = 125,000 - 30,000 = 95,000
[2]    Death Benefit = Max(150,000-50,000 , 95,000) = 100,000

Example 14 - Death Benefit Calculation After Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Base Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Contract Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$95,000.00
1    Contract Value = 125,000-30,000 = 95,000

Free Withdrawal Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal amount include any applicable Equity Adjustment, and may also reflect taxes and tax penalties.
•The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Unused Free Withdrawal amounts not available in future years.

Name of Benefit [Text Block]	Free Withdrawal
Operation of Benefit [Text Block]
Free Withdrawals
    A Free Withdrawal is a Withdrawal on which no Withdrawal Charge or Interest Adjustment applies. However, it still includes an Equity Adjustment.

Free Withdrawals are available beginning on the Initial Segment Start Date. The Free Withdrawal amount available in any Segment Year is equal to 10% of the Contract Value as of the previous Segment Anniversary. Any unused portion of the Free Withdrawal amount for a Segment Year cannot be carried over to the following Segment Year. If the amount of a Withdrawal in any Segment Year exceeds the Free Withdrawal amount for that Segment Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.

Calculation Method of Benefit [Text Block]	The Example below shows the effect of the Free Withdrawal amount on both the remaining Base Segment Value and the proceeds paid to the Owner. This Example assumes a Withdrawal of $10,000 (the maximum Free Withdrawal amount) is requested, and that all the Contract Value is allocated to one Segment Option.

Example 10 - Effect of a Free Withdrawal on the Segment Value and Base Segment Value
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Segment Anniversary	$100,000.00
Immediately Before Withdrawal
Base Segment Value	$100,000.00
Total Equity Adjustment	$(16,890.00)	[1]
Segment Value	$83,110.00
Withdrawal
Withdrawal Amount	$10,000.00
Interest Adjustment attributable to the Withdrawal	$—	[2]
Withdrawal Charge	$—	[2]
Net Withdrawal Amount paid to Owner	$10,000.00	[3]
Proportional Withdrawal	$12,032.25	[4]
Immediately After Withdrawal
Resulting Segment Value	$73,110.00	[5]
Resulting Base Segment Value	$87,967.75	[6]
[1]    Total Equity Adjustment = Base Segment Value x Equity Adjustment Factor = 100,000 x -16.89% = (16,890.00)
[2]    Free Withdrawals are not subject to an Interest Adjustment or Withdrawal Charge, so both these values are zero
[3]    Net Withdrawal = Withdrawal - Interest Adjustment - Withdrawal Charge = 10,000 - 0 - 0 = 10,000.
4    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Segment Value. Proportional Withdrawal = Withdrawal x (Base Segment Value Prior to Withdrawal / Segment Value prior to Withdrawal) = 10,000 x (100,000.00 / 83,110.00) = $12,032.25. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[5]    Segment Value is reduced dollar for dollar by the Withdrawal amount. Resulting Segment Value = 83,110.00 - 10,000 = 73,110.00.
[6]    Base Segment Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Segment Value = 100,000 - 12,032.25 = 87,967.75.

Required Minimum Distribution Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Required Minimum Distribution
Purpose of Benefit [Text Block]	Provides for any Withdrawal considered a Required Minimum Distribution under Section 401(a)(9) to not be subject to Withdrawal Charges
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Withdrawals include any applicable Equity Adjustment, and may also reflect taxes and tax penalties.
•The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Required Minimum Distributions may incur a Withdrawal Charge and/or Interest Adjustment if you previously took a Withdrawal in the same year to satisfy the required minimum distribution requirement under your Contract.

Name of Benefit [Text Block]	Required Minimum Distribution
Operation of Benefit [Text Block]
Required Minimum Distribution
    This provision applies only if your Contract is subject to the minimum distribution requirements under Internal Revenue Code section 401(a)(9), such as if your Contract is a contract issued in connection with a qualified plan under section 401(a), a section 403(b) contract, an individual retirement annuity contract under section 408, or a Roth IRA under section 408A.

Any Withdrawal of a required minimum distribution under Section 401(a)(9) with respect to the Contract (a “Required Minimum Distribution”), as calculated by us, will not be subject to a Withdrawal Charge or an Interest Adjustment. Any Withdrawal made to satisfy required minimum distribution requirements will count towards your Free Withdrawal amount and will include an Equity Adjustment. Because all Required Minimum Distribution Withdrawals include an Equity Adjustment, you may wish to take distributions from other assets to satisfy the Required Minimum Distribution associated with this Contract.

Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Segment Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Segment Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.

Required Minimum Distributions can be withdrawn anytime during a Segment Term Period, including from Index-Linked Segment Options, and, when applicable, will be required on an ongoing basis. The resulting Proportional Withdrawal will reduce your Base Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. While Withdrawal Charges and Interest Adjustments may not apply, Required Minimum Distributions could still result in negative Equity Adjustments, taxes, and tax penalties, as applicable. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. Therefore, this Contract may not be an appropriate investment for taking these distributions. Please consult a Financial Professional regarding the appropriateness of taking these types of withdrawals from your Contract.

Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Required Minimum Distribution on the Withdrawal and Proportional Withdrawal amounts. This Example assumes an annual Required Minimum Distribution of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 11 - Effect of a Required Minimum Distribution on the Segment Value and Base Segment Value
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Segment Anniversary	$100,000.00
Immediately Before Withdrawal
Base Segment Value	$100,000.00
Total Equity Adjustment	$(16,890.00)	[1]
Segment Value	$83,110.00
Withdrawal
Required Minimum Distribution	$12,000.00
Free Withdrawal Amount	$10,000.00
Interest Adjustment attributable to the Withdrawal	$—	[2]
Withdrawal Charge	$—	[2]
Net Withdrawal Amount paid to Owner	$12,000.00	[3]
Proportional Withdrawal	$14,438.69	[4]
Immediately After Withdrawal
Remaining Free Withdrawal	$—
Resulting Segment Value	$71,110.00	[5]
Resulting Base Segment Value	$85,561.31	[6]
[1]    Total Equity Adjustment = Base Segment Value x Equity Adjustment Factor = 100,000 x -16.89% = (16,890.00)
[2]    Required Minimum Distributions are not subject to an Interest Adjustment or Withdrawal Charge, so both these values are zero even though the Withdrawal exceeds the Free Withdrawal amount.
[3]    Net Withdrawal = Withdrawal - Interest Adjustment - Withdrawal Charge = 12,000 - 0 - 0 = 12,000.
4    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Segment Value. Proportional Withdrawal = Withdrawal x (Base Segment Value Prior to Withdrawal / Segment Value prior to Withdrawal) = 12,000 x (100,000.00 / 83,110.00) = $14,438.69. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[5]    Segment Value is reduced dollar for dollar by the Withdrawal amount. Resulting Segment Value = 83,110 - 12,000 = 71,110.
[6]    Base Segment Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Segment Value = 100,000 - 14,438.69 = 85,561.31.

Performance Lock And Re-Entry Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock and Re-Entry
Purpose of Benefit [Text Block]
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option.

The Re-Entry feature allows money in a locked Index-Linked Segment Option to transfer to any available Index-Linked Segment Option(s) as early as the same Business Day on which the Performance Lock is exercised.

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•We will not provide advice on whether you should exercise a Performance Lock or Re-Entry Request.
•You will not know the Segment Value at the time you request the Performance Lock, and the Segment Value could be lower than you expect.
•A Performance Lock must be exercised by the end of the last Business Day prior to a Segment End Date and be for the entire Segment Value.
•A Performance Lock may not be applied retroactively and is irrevocable once exercised.
•The locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will earn interest at the current Annual Interest Rate used for the Fixed Segment Option.
•You may choose to submit a Re-Entry Request to transfer the Segment Value from a locked Index-Linked Segment Option into any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period.
•You may choose to submit a Re-Entry Request as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16.
•The Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. In extreme circumstances, you could lose 100% of your investment.

Name of Benefit [Text Block]	Performance Lock and Re-Entry
Operation of Benefit [Text Block]
Performance Lock and Re-Entry
The Performance Lock feature allows you to capture the Segment Value during the Segment Term Period of an Index-Linked Segment Option. A Performance Lock may be exercised for any Index-Linked Segment Option which has a positive Base Segment Value. A Performance Lock cannot be exercised on the Fixed Segment Option.

A Performance Lock may be exercised at different times for each Index-Linked Segment Option during its Segment Term Period (other than on a Segment Start Date or Segment End Date). Performance Lock requests can be received during each Segment Year through the end of the last Business Day prior to a Segment End Date. A Performance Lock may not be applied retroactively, must apply to the entire Segment Value, and is irrevocable once exercised.
When you exercise a Performance Lock, we calculate the Segment Value at the end of the Performance Lock Date, after all other transactions have been recorded. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Segment Value in advance. Therefore, the Segment Value you capture may be higher or lower than it was at the point in time you requested a Performance Lock. Performance Lock requests will be permitted through the end of the last Business Day prior to a Segment End Date. If we receive a valid request on a non-Business Day or after close of a Business Day, the request will be deemed to be received on the next Business Day. For requests submitted in writing, we do not consider the request to be received until it arrives at our Administrative Office.
A Performance Lock can help eliminate uncertainty regarding future Reference Index performance and potentially limit the impact of a negative Segment Credit you would otherwise receive. A Re-Entry Request also allows you transfer the Segment Value between Index-Linked Segment Options before the Segment End Date. The disadvantage of exercising a Performance Lock is that the Reference Index could increase between the Performance Lock Date and the Segment End Date, and you will not participate in that increase. In addition, if you exercise a Performance Lock, you may receive less than the full protection of the Buffer compared to what you would have received if you waited for us to apply the Segment Credit on the Segment End Date. If a Performance Lock is exercised when your Segment Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Segment Value includes the Equity Adjustment, the Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked
Segment Option.

We will not provide advice or notify you regarding whether you should exercise a Performance Lock or Re-Entry Request or the optimal time for doing so. We will not warn you if you exercise a Performance Lock or Re-Entry Request at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock or Re-Entry Request.

Calculation Method of Benefit [Text Block]
Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date, nor will there be any further change in the Segment Value due to the Equity Adjustment. From the Performance Lock Date until the earlier of (1) the Business Day that we receive a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will remain in the locked Index-Linked Segment Option, will earn interest daily at the current Annual Interest Rate used for the Fixed Segment Option.

After you exercise a Performance Lock, you may choose to submit a Re-Entry Request to transfer the Segment Value (including any fixed interest accrued since the Performance Lock Date) from a locked Index-Linked Segment Option into any currently-available Index-Linked Segment Option(s) with a 1-year or 2-year Segment Term Period. A Re-Entry Request cannot transfer Segment Value into any Segment Option with a 6-year Segment Term Period. This means you may not allocate locked funds to any Segment Option with a 6-year Segment Term Period until the next Segment Anniversary.

A Re-Entry Request may be made as early as the same Business Day on which a Performance Lock is exercised but no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16. After the maximum is reached, you may not make a Re-Entry Request on any locked Index-Linked Segment Option for the remainder of the Segment Year, though you may continue to exercise Performance Locks on any Index-Linked Segment Option. Each Re-Entry Request may include instructions to transfer all of the locked Segment Value to one or more available Index-Linked Segment Options. Each Re-Entry Request may also include re-allocation instructions for more than one locked Index-Linked Segment Option. For example, a Re-Entry Request transferring funds from two locked Index-Linked Segment Options on the same request form will count as one Re-Entry Request.

A valid Re-Entry Request will be processed on the Business Day we receive it, which can be any date beginning on the Performance Lock Date up through 14 calendar days prior to the next Segment Anniversary. Any Re-Entry Request received on a non-Business Day, or after the close of a Business Day, will be processed on the following Business Day. The new Segment Start Date will be set as the Business Day we process the Re-Entry Request. The Base Segment Value on the Segment Start Date will be the Segment Value of the locked Index-Linked Segment Option, including any fixed interest that has accrued since the Performance Lock Date.

The new Segment Term Period will equal (1) the number of days from and including the Business Day we process the Re-Entry Request to but excluding the next Segment Anniversary, plus (2) the length of the full Segment Term Period for the Index-Linked Segment Option selected. As a result, the Segment Term Period following a Re-Entry Request will be longer than the standard Segment Term Period for the Segment Option selected.

Example 12
•Assume:
◦You’re allocated to a 1-year Index-Linked Segment Option, with a Segment Start Date of 01/08/25.
◦You execute a Performance Lock on 10/10/25 and elect to immediately Re-Enter into a 2-year Index-Linked Segment Option.
•Segment Start Date:
◦The new Segment Start Date will be set as the same Business Day we received the valid Re-Entry Request, which in this case is the Performance Lock Date.
◦Segment Start Date = 10/10/25.
•Segment Term Period:
◦The Performance Lock and Re-Entry Request were both executed 275 days into the Segment Term Period (from 01/08/25 to 10/10/2025).
◦The number of days remaining between the 10/10 Re-Entry Request and the next Segment Anniversary on 01/08/26 = 90 days.
◦The length of the full Segment Term Period for the Index-Linked Segment Option selected = 730 days (365 days x 2 years).
◦The new Segment Term Period equals = number of days between Re-Entry and the Segment Anniversary + full length 2-year Segment Term Period = 90 days + 730 days = 820 days.
◦Segment Term Period = 820 days, or approximately 26.94 months.

If you do not submit a Re-Entry Request after the Performance Lock Date and before the cutoff of 14 calendar days prior to the next Segment Anniversary, you may provide us with transfer instructions for the locked Segment Value to take effect on the next Segment Anniversary following the Performance Lock. If we do not receive a valid Re-Entry request and do not receive your transfer instructions at least two Business Days before that Segment Anniversary, the Segment Value, including any fixed interest accrued since the Performance Lock Date, will be reallocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. A new Segment Start Date will be set as the Segment Anniversary. The new Segment Term Period will equal the length of the full Segment Term Period for the Index-Linked Segment Option selected.

For examples regarding the mechanics of Performance Locks and Re-Entry Requests, please see Appendix C (“Performance Lock and Re-Entry Examples”).

Confinement Waiver Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Confinement Waiver
Purpose of Benefit [Text Block]	Waiver of Withdrawal Charges in the event of a confinement to a Qualified Care Facility
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be confined to a Qualified Care Facility as defined by the benefit for at least 60 days. Confinement must occur after the Contract Date.
•Confinement must be recommended by a Physician as defined in the Confinement Waiver section.
•Withdrawals under the benefit include any applicable Equity Adjustment, and may be subject to taxes and tax penalties. An Interest Adjustment will not apply.

Name of Benefit [Text Block]	Confinement Waiver
Operation of Benefit [Text Block]
Confinement Waiver
    During the Accumulation Phase, after the first Contract Anniversary, but on or before the Annuity Date and before the Death Benefit becomes payable, we will waive the Withdrawal Charge and Interest Adjustment on a requested Withdrawal up to the Contract Value if the following requirements are met:
•an Owner (or, if the Owner is a non-natural person, an Annuitant), is confined to a Qualified Care Facility;
•confinement has lasted for at least 60 consecutive days;
•confinement begins after the Contract Date;
•confinement is recommended in writing by a Physician who does not have an ownership interest in, and is not a W-2 employee of, the Qualified Care Facility, unless such an independent Physician cannot reasonably be accessed by the Owner or Annuitant (as applicable); and
•we receive the Withdrawal request and the Physician’s written recommendation of confinement while the confinement continues or, if confinement has ceased, no later than 90 days following the date the confinement has ceased.

    Any applicable Equity Adjustment will apply.

A “Qualified Care Facility” means a Convalescent Care Facility, Hospice Facility or Hospital as described below:
•“Convalescent Care Facility” means an institution that: (i) is licensed by the State as a convalescent nursing facility, a qualified nursing facility, a convalescent hospital, a convalescent unit of a Hospital, an intermediate care facility, or a custodial care facility; (ii) is primarily engaged in providing, in addition to room and board, continuous nursing service by or under the supervision of a Physician or a licensed registered nurse (R.N.); (iii) maintains a daily patient record available for our review; and (iv) administers a planned program of observation and treatment by a Physician (who for purposes of this provision cannot be the proprietor or an employee of the facility) in accordance with existing standards of medical practice for confinement.
A Convalescent Care Facility does not include any facility, or any part of a facility, used primarily for rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to) spas, retreats, and alcohol and drug rehabilitation clinics.
•“Hospice Facility” means an institution that provides a formal inpatient program of care for terminally ill patients with a life expectancy of less than six months, under the direction of a Physician. It must be licensed, certified or registered in accordance with State law.
•“Hospital” means an institution that: (i) is licensed as a hospital and operates under applicable law; (ii) primarily provides diagnostic and surgical facilities on-site or in other facilities under a prearranged agreement, under the supervision of a staff of one or more duly licensed Physicians, for the medical care and treatment of injured and sick persons on an inpatient basis for a charge; and (iii) provides 24-hour nursing service by or under the supervision of a licensed registered nurse (R.N.).
A Hospital does not include any facility, or any part of a facility, used primarily for rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to) spas, retreats, and alcohol and drug rehabilitation clinics.

    “Physician” means a doctor of medicine or osteopathy who is legally authorized to practice medicine in a State. A Physician cannot be you, an Annuitant, a Beneficiary, or a member of the immediate family of you, an Annuitant, or a Beneficiary. “Immediate family” includes a spouse, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew, or any of their spouses, domestic partners, or civil union partners. “State” means each state of the United States of America, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, Guam, and American Samoa.

    The Confinement waiver will terminate upon termination of the Contract. The Confinement Waiver also terminates upon the change or addition of an Owner (or if the Owner is a non-natural person, upon the change or addition of an Annuitant), except through continuation of the Contract by the surviving spouse. Termination of the Contract shall not prejudice the waiver of any Withdrawal Charges and Interest Adjustments while the Confinement waiver was in force.

Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Confinement Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 15 - Effect of the Confinement Waiver on the Withdrawal
Contract Value on the previous Segment Anniversary	$100,000.00
Base Contract Value	$125,000.00
Equity Adjustment Factor	-24.00%
Equity Adjustment	$(30,000.00)
Contract Value	$95,000.00
Free Withdrawal Amount	$10,000.00	[1]
Requested Withdrawal	$12,000.00
Withdrawal Without Confinement Waiver
Interest Adjustment Factor	4.75%
Interest Adjustment attributable to the Withdrawal	$125.00	[2]
Withdrawal Charge Percentage	7.00%
Withdrawal Charge	$140.00	[3]
Net Withdrawal Amount paid to Owner	$11,985.00	[4]
Proportional Withdrawal	$15,789.47	[5]
Withdrawal With Confinement Waiver
Net Withdrawal Amount paid to Owner	$12,000.00	[6]
Proportional Withdrawal	$15,789.47	[5]
Immediately After Withdrawal
Resulting Contract Value	$83,000.00	[7]
Resulting Base Contract Value	$109,210.53	[8]
[1]    Free Withdrawal Amount = 100,000 x 10% = 10,000
[2]    Interest Adjustment attributable to Withdrawal without Confinement Waiver = ((Withdrawal Amount - Free Withdrawal Amount) x (Base Contract Value / Contract Value)) x Interest Adjustment Factor = (12,000 - 10,000) x (125,000 / 95,000) x 4.75% = 125
[3]    Withdrawal Charge without Confinement Waiver = (Withdrawal Amount - Free Withdrawal Amount) x Withdrawal Charge Percentage = (12,000 - 10,000) x 7% = 140
[4]    Net Withdrawal = 12,000 + 125 - 140 = 11,985
5    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Contract Value. Proportional Withdrawal = Withdrawal x (Base Contract Value Prior to Withdrawal / Contract Value prior to Withdrawal) = 12,000 x (125,000 / 95,000) = $15,789.47. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[6]    Interest Adjustment and Withdrawal Charge are waived, so Net Withdrawal = Withdrawal = 12,000
[7]    Contract Value is reduced dollar for dollar by the Withdrawal amount. Resulting Contract Value = 95,000 - 12,000 = 83,000.
[8]    Base Contract Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Contract Value = 125,000 - 15,789.47 = 109,210.53.

Terminal Illness Waiver Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Waiver of Withdrawal Charges in the event the Owner (or Annuitant if the Owner is not a natural person) is diagnosed with a Terminal Illness
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be diagnosed with a Terminal Illness by a Physician as defined in the Terminal Illness Waiver section.
•Initial diagnosis must occur after Contract Date.
•Withdrawals under benefit include any applicable Equity Adjustment, and may be subject to taxes and tax penalties. An Interest Adjustment will not apply.

Name of Benefit [Text Block]	Terminal Illness Waiver
Operation of Benefit [Text Block]
Terminal Illness Waiver
    During the Accumulation Phase, after the first Contract Anniversary, but on or before the Annuity Date and before the Death Benefit becomes payable, we will waive the Withdrawal Charge and Interest Adjustment on a requested Withdrawal up to the Contract Value if the following requirements are met:

•an Owner (or, if the Owner is a non-natural person, an Annuitant) is diagnosed with a Terminal Illness;
•the diagnosis was first made after the Contract Date; and
•the Withdrawal request is accompanied by a written certification of Terminal Illness prepared by a Physician who has examined the affected individual and is qualified to provide the diagnosis.

    Any applicable Equity Adjustment will apply.

“Terminal Illness” means an illness or injury that, in the opinion of a Physician, is expected to result in death within 12 months.

    “Physician” means a doctor of medicine or osteopathy who is legally authorized to practice medicine in a State. A Physician cannot be you, an Annuitant, a Beneficiary, or a member of the immediate family of you, an Annuitant, or a Beneficiary. “Immediate family” includes a spouse, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew, or any of their spouses, domestic partners, or civil union partners. “State” means each state of the United States of America, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, Guam and American Samoa.

    The Terminal Illness waiver will terminate upon termination of the Contract. The Terminal Illness waiver also terminates upon the change or addition of an Owner (or if the Owner is a non-natural person, upon the change or addition of an Annuitant), except through continuation of the Contract by the surviving spouse. Termination of the Contract shall not prejudice the waiver of any Withdrawal Charges and Interest Adjustments while the Terminal Illness waiver was in force.

Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Terminal Illness Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested, and that all the Contract Value is allocated to one Segment Option.

Example 16 - Effect of the Terminal Illness Waiver on the Withdrawal
Contract Value on the previous Segment Anniversary	$100,000.00
Base Contract Value	$125,000.00
Equity Adjustment Factor	-24.00%
Equity Adjustment	$(30,000.00)
Contract Value	$95,000.00
Free Withdrawal Amount	$10,000.00	[1]
Requested Withdrawal	$12,000.00
Withdrawal Without Terminal Illness Waiver
Interest Adjustment Factor	4.75%
Interest Adjustment attributable to the Withdrawal	$125.00	[2]
Withdrawal Charge Percentage	7.00%
Withdrawal Charge	$140.00	[3]
Net Withdrawal Amount paid to Owner	$11,985.00	[4]
Proportional Withdrawal	$15,789.47	[5]
Withdrawal With Terminal Illness Waiver
Net Withdrawal Amount paid to Owner	$12,000.00	[6]
Proportional Withdrawal	$15,789.47	[5]
Immediately After Withdrawal
Resulting Contract Value	$83,000.00	[7]
Resulting Base Contract Value	$109,210.53	[8]
[1]    Free Withdrawal Amount = 100,000 x 10% = 10,000
[2]    Interest Adjustment attributable to Withdrawal without Terminal Illness Waiver = ((Withdrawal Amount - Free Withdrawal Amount) x (Base Contract Value / Contract Value)) x Interest Adjustment Factor = (12,000 - 10,000) x (125,000 / 95,000) x 4.75% = 125
[3]    Withdrawal Charge without Terminal Illness Waiver = (Withdrawal Amount - Free Withdrawal Amount) x Withdrawal Charge Percentage = (12,000 - 10,000) x 7% = 140
[4]    Net Withdrawal = 12,000 + 125 - 140 = 11,985
5    A Proportional Withdrawal is the portion of a Withdrawal that is attributable to the Base Contract Value. Proportional Withdrawal = Withdrawal x (Base Contract Value Prior to Withdrawal / Contract Value prior to Withdrawal) = 12,000 x (125,000 / 95,000) = $15,789.47. Because the Segment Value is less than the Base Segment Value, the Proportional Withdrawal is larger than the Withdrawal.
[6]    Interest Adjustment and Withdrawal Charge are waived, so Net Withdrawal = Withdrawal = 12,000
[7]    Contract Value is reduced dollar for dollar by the Withdrawal amount. Resulting Contract Value = 95,000 - 12,000 = 83,000.
[8]    Base Contract Value is reduced dollar for dollar by the Proportional Withdrawal amount. Resulting Base Contract Value = 125,000 - 15,789.47 = 109,210.53.

Contract Adjustments - Interest Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount, you could lose up to $100,000 due to a negative Interest Adjustment.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account, and may increase or decrease your Withdrawal proceeds.
Contract Adjustment, Applicable Transaction [Text Block]	Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Contract Value to a Settlement Option) will include an Equity Adjustment and may be subject to an Interest Adjustment.
Contract Adjustment, Manner Determined [Text Block]
The Withdrawal proceeds you receive will reflect positive or negative adjustments assessed by way of any applicable Interest Adjustment as well as the deduction of any applicable Withdrawal Charge. Even if Segment Credits are positive, the deduction of fees and charges, including Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate. The maximum potential loss due to Equity Adjustment and Interest Adjustment (as a percentage of Base Contract Value withdrawn from an Index-Linked Segment Option) is 100%.

We will calculate your Contract Value at the end of each Business Day and will publish the value on our customer portal (www.athene.com/MyAthene-login) on the following Business Day. We reserve the right to not publish the Contract Value for any reason we choose. You may also determine the Contract Value as of the previous Business Day by calling our Administrative Office. As the Contract Value is calculated at the end of the Business Day and values fluctuate daily, this means you won't be able to determine the Contract Value for the day in advance of any transactions you request that are impacted by it. Therefore, any portion of the Contract Value you capture may be higher or lower than it was at the point in time you requested your transaction.

For examples of how we calculate the Equity Adjustment and Interest Adjustment, please see Appendix B (“Cash Surrender Value Examples Under Different Equity and Interest Adjustment Scenarios”).

Contract Adjustments - Equity Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. Such losses will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes, or tax penalties.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	An Equity Adjustment will be included on Withdrawals from an Index-Linked Segment Option on any date other than a Segment End Date.
Contract Adjustment, Applicable Transaction [Text Block]	Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Contract Value to a Settlement Option) will include an Equity Adjustment and may be subject to an Interest Adjustment.
Contract Adjustment, Manner Determined [Text Block]
On any Segment End Date, the Equity Adjustment will be equal to zero and will not result in any adjustment to a Withdrawal. You may avoid an Equity Adjustment by taking Withdrawals on a Segment End Date. Additionally, if you exercise a Performance Lock, the Equity Adjustment will not cause any further change in the Segment Value from the Performance Lock Date until the earlier of (1) the Business Day that we receive a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, when the next Segment Term Period begins. The Equity Adjustment does not apply to the Fixed Segment Option.

The total Equity Adjustment for any Index-Linked Segment Option equals (A x B) where:
A is the Base Segment Value on this date, immediately prior to any Withdrawal; and
B is the Equity Adjustment Factor applicable to that Segment Option.
The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for Point-to-Point Buffer and Performance Blend Buffer Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 + Cap Rate); and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Trigger Buffer Segment Options:
•At-the-money binary call (ATM Binary Call): This is a binary call option with a strike price set to the price of the Index on the Segment Start Date, and that required the buyer to receive a specified, fixed payout (equal to the Trigger Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is greater than or equal to the strike price; and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Dual Trigger Buffer Segment Options:
•In-the-money binary call (ITM Binary Call): This is a binary call option with a strike price set to the price of the Index on the Segment Start Date x (1 – Buffer Rate), and that required the buyer to receive a specified, fixed payout (equal to the Trigger Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is greater than or equal to the strike price; and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the most recent Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Dual Direction Buffer Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 + Cap Rate);
•At-the-money put (ATM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the Index on the most recent Segment Start Date x (1 - Buffer Rate). Note: Dual Direction Segments use two of these options; and
•Out-the-money binary put (OTM Binary Put): This is a binary put option with a strike price set to the price of the Index on the Segment Start Date x (1 – Buffer Rate), and that required the seller to pay a specified, fixed payout (equal to the absolute value of the Buffer Rate) on the next Segment End Date, provided that the value of the Index at the end of the term is less than the strike price.
The Performance Blend Buffer Segment Option requires the use of the Monte Carlo simulation method to determine the value of the derivative instruments which are used in the calculation of the Equity Adjustment Factor.

    For Index-Linked Segment Options using the Point-to-Point or Performance Blend Crediting Methods, the value of the derivative instruments is equal to (ATM Call - OTM Call) x Participation Rate - OTM Put. For Trigger Segment Options, the value of the derivative instruments is equal to (Trigger Rate x ATM Binary Call) – OTM Put. For Dual Trigger Segment Options, the value of the derivative instruments is equal to (Trigger Rate x ITM Binary Call) – OTM Put. For Dual Direction Segment Options, the value of the derivative instruments is equal to (ATM Call – OTM Call) x Participation Rate + (ATM Put – OTM Put – (Buffer Rate x OTM Binary Put)) x Downside Participation Rate – OTM Put.

    For Point-to-Point Buffer Segment Options, Performance Blend Buffer Segment Options, and Dual Direction Buffer Segment Options, the hypothetical call options (ATM Call and OTM Call) are intended to value the potential for increases in the Reference Index up to the applicable Cap Rate. As shown in the formulas above, the resulting difference is multiplied by the applicable Participation Rate. For Trigger Buffer Segment Options and Dual Trigger Buffer Segment Options, the hypothetical binary call options (ATM Binary Call and ITM Binary Call) are intended to value the potential for changes in the Reference Index that are greater than or equal to a threshold specified by the Segment Option. For all Index-Linked Segment Options, except Dual Direction Buffer Segment Options, the hypothetical out-of-the-money put option (OTM Put) is intended to value the potential for decreases in the Reference Index in excess of the applicable Buffer Rate. For Dual Direction Buffer Segment Options, the ATM Put and one of the OTM Put options are intended to value the potential for decreases in the Reference Index fully offset by the applicable Buffer Rate. As shown in the formulas above, the resulting difference is multiplied by the applicable Downside Participation Rate. For Dual Direction Buffer Segment Options, the other OTM Put and the OTM Binary Put are intended to value the potential for decreases in the Reference Index not fully offset by the applicable Buffer Rate. As shown in the formulas above, the OTM Binary Put is multiplied by the applicable Downside Participation Rate prior to the OTM Put being subtracted.

    For any Index-Linked Segment Option, the Equity Adjustment Factor is equal to A - B x (1 - Y), where:
A    is the value of the derivative instruments on the day we calculate the Segment Value;
B    is the value of the derivative instruments on the Segment Start Date; and
Y    is the number of days elapsed from the Segment Start Date to the day we calculate the Segment Value, divided by the number of the days in the Segment Term Period.

The following inputs are used in the calculation of the Equity Adjustment:
•Volatility – The rate at which an Index Price fluctuates. This input varies with the amount of time remaining in the Segment Term Period and the ratio of the strike price to the current price (referred to as the moneyness of the option) at the time of the calculation.
•Risk-Free Rate – This input is the theoretical rate of return on an investment with zero risk. It varies by the Segment Term Period.
•Forward Price – Based on the current spot price of the underlying asset, plus any carrying costs such as interest, foregone interest, or other costs, including opportunity costs.
•Dividend Rate – This input represents the expected dividend yield of the underlying Index over the life of the option. This input varies by the time remaining in the Segment Term Period.

Contract Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Waiver Circumstances [Text Block]	We will not assess the Withdrawal Charge on:
•Free Withdrawal amounts;
•Death Benefit proceeds;
•Partial Withdrawals taken as Required Minimum Distributions under the Internal Revenue Code (see the “Required Minimum Distribution” section);
•Withdrawals taken after the sixth Contract Year;
•A qualifying Withdrawal under the Confinement Waiver (see the “Confinement Waiver” section);
•A qualifying Withdrawal under the Terminal Illness Waiver (see the “Terminal Illness Waiver” section);
•The application of the Contract Value to a Settlement Option; or
•Payments during the Annuity Phase.

Equity Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Purpose [Text Block]	The purpose of the Equity Adjustment and Interest Adjustment calculations is to approximate changes in the market value of debt securities and derivative instruments supporting your Contract, which we sell to fund the Withdrawal. The Equity Adjustment, which may be positive or negative, is designed to approximate the changes in the value of derivative instruments that hedge market risks associated with our contractual obligation to apply Segment Credits to Index-Linked Segment Options on the Segment End Date.
Interest Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Manner Determined [Text Block]	On any day during the Withdrawal Charge Period, the Interest Adjustment applicable to a Withdrawal from any Segment Option equals A x (B / C) x D, where:
A    is the portion of the Segment Value that is subject to a Withdrawal Charge on this date, immediately prior to any Withdrawal;
B    is the Base Segment Value on this date, immediately prior to any Withdrawal;
C    is the Segment Value on this date, immediately prior to any Withdrawal; and
D    is the Interest Adjustment Factor.

The Interest Adjustment Factor for any Index-Linked Segment Option equals (RN/12 -1) x (1 - C), where:
N    is the number of complete months remaining before the Segment Term Period expires;
R    is equal to (1 + A) / (1 + B), where:
A is the Beginning Interest Adjustment Index value; and
B is the Closing Interest Adjustment Index value; and
C    is equal to D x (1 - E), where:
D    is the value of certain derivative instruments on the Segment Start Date for the applicable Index-Linked Segment Option; and
E    is the number of days elapsed from the Segment Start Date to the day we calculate the Interest Adjustment on the Base Segment Value, divided by the number of days in the Segment Term Period.

The Interest Adjustment Factor for the Fixed Segment Option equals the greater of (RN/12 -1) and [-(10% - C)], where:
N    is the number of complete months remaining before the Segment Term Period expires; and
R    is equal to (1 + A) / (1 + B), where:
A is the Beginning Interest Adjustment Index value; and
B is the Closing Interest Adjustment Index value; and
C    is equal to the applicable Withdrawal Charge rate for that Contract Year.

Contract Adjustment, Purpose [Text Block]	The Interest Adjustment, which also may be positive or negative, is designed to approximate changes in the value of debt instruments based on changes in market interest rates and credit spreads.
Contract Adjustments [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Effect on Value and Benefits [Text Block]	Even if Segment Credits are positive, the deduction of fees and charges, including Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	Even if Segment Credits are positive, the deduction of fees and charges, including Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	Even if Segment Credits are positive, the deduction of fees and charges, including Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	We will calculate your Contract Value at the end of each Business Day and will publish the value on our customer portal (www.athene.com/MyAthene-login) on the following Business Day. We reserve the right to not publish the Contract Value for any reason we choose. You may also determine the Contract Value as of the previous Business Day by calling our Administrative Office.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	As the Contract Value is calculated at the end of the Business Day and values fluctuate daily, this means you won't be able to determine the Contract Value for the day in advance of any transactions you request that are impacted by it. Therefore, any portion of the Contract Value you capture may be higher or lower than it was at the point in time you requested your transaction.
Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Point-to-Point Crediting Method
    The Point-to-Point Crediting Method is used on Point-to-Point Buffer Segment Options. A Segment Option using the Point-to-Point Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate and Participation Rate). The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Point-to-Point Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, after the Cap Rate is applied, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Point-to-Point Crediting Method, a negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 99%. Please see the below examples for a demonstration of the mechanics of the Point-to-Point Crediting Method.
The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 2
For the four scenarios below, assume the following:
•Cap Rate = 15%
•Participation Rate = 105%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	15.75% (= 15% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 3
    For the four scenarios below, assume the following:
•Cap Rate = 100%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,500	125%	120% (= 100% x 120%)
2	2,000	2,100	5%	6% (= 5% x 120%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-5% (= -25% + 20%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following examples illustrate how we calculate and credit interest under the Point-to-Point Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Performance Blend Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Performance Blend Crediting Method
    The Performance Blend Crediting Method is used on Performance Blend Buffer Segment Options (only available with a 6-year Segment Term Period). Performance Blend Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date.A Segment Option using the Performance Blend Crediting Method is determined based on Aggregate Index Change, as measured from the Segment Start Date to the Segment End Date, and the applicable Cap Rate, Participation Rate, and Buffer Rate. This Crediting Method calculates an Aggregate Index Change using three underlying Indices rather than an Index Change based on a single underlying Index.

Performance Blend Buffer Segment Options use a weighted average return of the S&P 500®, Russell 2000®, and MSCI EAFE Indices. The Index Change will be calculated for each of the three Indices on the Segment End Date. The return is then calculated by applying each Index Allocation Percentage (Allocation 1 (50%), Allocation 2 (30%), and Allocation 3 (20%)) to the Index Changes in order from highest to lowest, and adding the results together to produce the Aggregate Index Change. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. The Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Performance Blend Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Aggregate Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Aggregate Index Change, after the Cap Rate is applied, to calculate the Segment Credit;
•Index Allocation Percentages - The percentages used to calculate the portion of Index Change from each Index that will be used in the Aggregate Index Change;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Aggregate Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any Aggregate Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Aggregate Index Change.

    The Buffer Rate establishes the amount of negative aggregate index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Performance Blend Crediting Method, a negative Segment Credit will apply for any negative Aggregate Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Aggregate Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Performance Blend Crediting Method.
The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on aggregate index performance of the three underlying Indices:

Index Change	Segment Credit percentage (payoff profile)
Aggregate Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Aggregate Index Change multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Zero
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Aggregate Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 4
    For the four Performance Blend Buffer Segment Option scenarios below, assume the following:
•Cap Rate = 60%
•Participation Rate = 130%
•Index Allocation Percentage 1 = 50%
•Index Allocation Percentage 2 = 30%
•Index Allocation Percentage 3 = 20%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

	Index X		Index Y		Index Z
Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Aggregate Index Change	Segment Credit percentage
1	70	105	1,500	2,475	2,000	3,500	67%[1]	78% (=60% x 130%)[2]
2	70	77	1,500	1,575	2,000	1,850	5%	6.5% (= 5% x 130%)
3	70	65.8	1,500	1,372.5	2,000	1,940	-5%	0%
4	70	58.8	1,500	1,050	2,000	1,600	-20%	-10% (= -20% + 10%)
[1]    Index X had an individual Index Change of (105/70)-1 = 50%, Index Y had an individual Index Change of (2475/1500)-1 = 65%, and Index Z had an individual Index Change of (3500/2000)-1 = 75%. Therefore, Index Z was the best performing index and uses Index Allocation Percentage 1. Index Y was the second best performing index and uses Index Allocation Percentage 2. Index X was the third best performing index and uses Index Allocation Percentage 3. The Aggregate Index Change is equal to (75% x 50%) + (65% x 30%) + (50% x 20%) = 67%
[2]    Because the Aggregate Index Change is positive and above the Cap Rate, the Segment Credit percentage is equal to the Cap Rate times the Participation Rate.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following example illustrates how we calculate and credit interest under the Performance Blend Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Dual Direction Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Dual Direction Crediting Method
The Dual Direction Crediting Method is used on Dual Direction Buffer Segment Options (only available with a 6-year Segment Term Period). A Segment Option using the Dual Direction Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate, Participation Rate, and Downside Participation Rate). This Crediting Method provides for positive Segment Credits even when performance is negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate, Participation Rate, and Downside Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Dual Direction Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, after the Cap Rate is applied, to calculate the Segment Credit;
•Downside Participation Rate - Percentage multiplied by the absolute value of the Index Change, if the Index Change is negative but fully offset by the Buffer Rate, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Dual Direction Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Direction Crediting Method.

    The following grid describes how the Cap Rate, Participation Rate, Downside Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Absolute value of the Index Change multiplied by the Downside Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 8
    For the four scenarios below, assume the following:
•Cap Rate = 125%
•Participation Rate = 105%
•Downside Participation Rate = Participation Rate
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,600	130%	131.25% (= 125% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	5.25% (=|-5| x 105%)
4	2,000	1,500	-25%	-5% (= -25% + 20%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following example illustrates how we calculate and credit interest under the Dual Direction Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Dual Trigger Crediting Method
The Dual Trigger Crediting Method is used on all Dual Trigger Buffer Segment Options. Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date. A Segment Option using the Dual Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is positive, zero, or negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Dual Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero or negative but fully offset by the Buffer Rate;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Dual Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Trigger Crediting Method.

The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Dual Trigger Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 6
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	11%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 7
    For the four scenarios below, assume the following:
•Trigger Rate = 50%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	3,500	75%	50%
2	2,000	2,100	5%	50%
3	2,000	1,900	-5%	50%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following examples illustrate how we calculate and credit interest under the Dual Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Trigger Crediting Method
The Trigger Crediting Method is used on all Trigger Buffer Segment Options. A Segment Option using the Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is greater than or equal to zero. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Base Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date. For the Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Trigger Crediting Method.

    The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Trigger Buffer Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate[1]	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate[1]	Index Change plus Buffer Rate
[1]    Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 5
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following example illustrates how we calculate and credit interest under the Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 4.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 4.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
Russell 2000® (RTY), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® (RTY)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
MSCI EAFE (MXEA), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE (MXEA)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Trigger, 10% Buffer Rate, 5.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Trigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Dual Trigger, 10% Buffer Rate, 5.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Trigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 8.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 8.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
Russell 2000® (RTY), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® (RTY)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
MSCI EAFE (MXEA), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE (MXEA)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate, 18.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Rate
Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate, 18.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Rate
S&P 500® (SPX),Russell 2000® (RTY),MSCI EAFE (MXEA), Blended Market Index, 6-Year, Performance Blend, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX),Russell 2000® (RTY),MSCI EAFE (MXEA)
Index-Linked Option Available, Type of Index	Blended Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Performance Blend
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Direction, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Direction
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Trigger, 10% Buffer Rate, 30.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Trigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Trigger, 20% Buffer Rate, 24.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Trigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Trigger, 30% Buffer Rate, 18.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Trigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Rate
Fixed Segment Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Segment Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You could lose money by investing in the Contract. Currently, the Index-Linked Segment Options offered can have a Buffer Rate of 10%, 20%, or 30%. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated. The Buffer Rate will always be at least 10%.

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	10.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss
    Amounts allocated to Index-Linked Segment Options will fluctuate in value based on the performance of the Reference Index. You may lose money, including your principal and previously credited Segment Credits. Such losses may be substantial, depending on the performance of the Reference Index and the Index-Linked Segment
Options to which you allocate your Purchase Payment. Due to negative index performance, Segment Credits on Index-Linked Segment Options may be negative after application of the Buffer Rate, and you bear the portion of the loss that exceeds the Buffer Rate.

Potential for Significant Loss on Index-Linked Segment Options
    If there is a steep decline in the Reference Index, the risk of loss due to negative Segment Credits could be significant on an Index-Linked Segment Option. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Segment Credit percentage may be as low as -90%, which could lead to a substantial loss of principal and previously credited Segment Credits. Currently, the Index-Linked Segment Options offered can have a Buffer Rate of 10%, 20%, or 30%. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated. The Buffer Rate will always be at least 10%.

Buffer Rate	Lowest Potential Negative Segment Credit due to poor Reference Index performance
10%	-90%
20%	-80%
30%	-70%

Even with a 10% Buffer, any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Such losses of principal and previously credited Segment Credits may be significant. It is possible to lose your entire investment. Please see “The Insurance Company and Investment Options” section for further details.

The risk of loss on the Performance Blend Buffer Segment Option may differ from other Point-to-Point Buffer Segment Options based on a single Reference Index because the Segment Credit applied on the Performance Blend Buffer Segment Option is based on the ranked and weighted performance of three Indices, which may have different returns.

Index Performance Used to Calculate Segment Credits is Based Only on the Segment Start Date and Segment End Date
    The Index Change or Aggregate Index Change used in the determination of Segment Credits for Index-Linked Segment Options using the Point-to-Point Crediting Method, Performance Blend Crediting Method, Trigger Crediting Method, Dual Trigger Crediting Method, or Dual Direction Crediting Method reflects only the difference in the value of the Reference Index on the Segment Start Date and the Segment End Date. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points during or through most of the Segment Term Period.

Withdrawal Increases Risk of Loss
    The risk of loss becomes greater if you take a Withdrawal or surrender the Contract. The Equity Adjustment, which is included on Withdrawals and surrenders from Index-Linked Segment Options before the Segment End Date, may be negative even when the value of the Reference Index has increased or has declined less than the Buffer Rate. If the applicable Equity Adjustment is negative at the time of a Withdrawal, the reduction in the Base Contract Value as a result of the deduction of the Proportional Withdrawal will be greater than the net proceeds you receive. This will also reduce your future growth potential because any subsequent positive Segment Credits will be lower due to the reduction in the Base Contract Value. The Interest Adjustment, which applies during the first six Contract Years, will be negative if interest rates have risen since your Contract Date. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.
During the first six Contract Years, the Withdrawal Charge will further reduce proceeds payable on a Withdrawal greater than the Free Withdrawal amount or on a surrender of the Contract. If you request a specific amount as the net proceeds of a Withdrawal, we will determine the Withdrawal and Proportional Withdrawal needed to achieve this result.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	Due to negative index performance, Segment Credits on Index-Linked Segment Options may be negative after application of the Buffer Rate, and you bear the portion of the loss that exceeds the Buffer Rate.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date will include an Equity Adjustment, which may be negative. Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Base Contract Value. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result insignificant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Base Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date. Base Segment Value in an Index-Linked Segment Option will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Base Segment Value on the Segment End Date, your Base Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock, do not submit a Re-Entry Request, and do not instruct us otherwise, the Segment Value will be re-allocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. Please see the “Performance Lock and Re-Entry” section for more information.

Key Information, Contract Adjustment Risk [Text Block]	Withdrawals from an Index-Linked Segment Option before the Segment End Date will include an Equity Adjustment, which may be negative. Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Base Contract Value. The reduction in Base Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result insignificant reductions to your Death Benefit and other benefits available under the Contract.
Key Information, Reallocation Risk [Text Block]	If you want to transfer the Base Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date. Base Segment Value in an Index-Linked Segment Option will be re-allocated following the Segment End Date according to your instructions.
Key Information, Default Reallocation Risk [Text Block]	If you do not request a transfer of Base Segment Value on the Segment End Date, your Base Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock, do not submit a Re-Entry Request, and do not instruct us otherwise, the Segment Value will be re-allocated to the same Index-Linked Segment Option, if available, for a new Segment Term Period with a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. If that Index-Linked Segment Option is no longer available, the Segment Value will be transferred to the Fixed Segment Option. Please see the “Performance Lock and Re-Entry” section for more information.
Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]	The Cap Rate or Trigger Rate may limit your participation in any increases in the underlying Reference Index associated with a Segment Option and could cause your returns to be lower than if you had invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Reference Index.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Segment Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.

Segment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).For example, if a Dual Trigger Buffer Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, absent a Re-Entry Request, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.
For investments in a Dual Direction Buffer Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Buffer Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	As a result, you may earn less than the index gain.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
    We designed the Contract to be a long-term investment, which you can use to help build and provide income for retirement. As such, it is not suitable as a short-term investment vehicle. You may withdraw up to 10% of your Contract Value as of the prior Segment Anniversary annually without incurring a Withdrawal Charge. An Equity Adjustment will be included on Withdrawals from an Index-Linked Segment Option on any date other than a Segment End Date. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, except on Segment Start Dates, Segment End Dates, and when your money is allocated to the Holding Account.

    Segment Credits for Index-Linked Segment Options are credited to the Base Segment Value on the Segment End Date. The method we use to calculate Contract Value, which includes any applicable Equity Adjustment, available for Withdrawals from an Index-Linked Segment Option on any day other than a Segment End Date may result in an amount that is less than the amount you would receive if you waited until the Segment End Date to withdraw funds. Even if the performance of the Reference Index has been positive during the Segment Term Period, or losses are within the Buffer Rate for an Index-Linked Segment Option, the Contract Value and/or Interest Adjustment applied to Withdrawal proceeds may be negative until the Segment End Date.

Changes To Rates Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Changes to Cap Rates, Participation Rates, Downside Participation Rates, Buffer Rates, Trigger Rates, and Annual Interest Rates
    The Buffer Rate on available Index-Linked Segment Options is stated in your Contract Schedule and will not change after the Contract Date. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates may vary from one Segment Term Period to another. The Cap Rate or Trigger Rate may limit your participation in any increases in the underlying Reference Index associated with a Segment Option and could cause your returns to be lower than if you had invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Reference Index.

    We declare a Cap Rate for each new Segment Term Period for Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Options. The Cap Rate for a new Segment Term Period may be higher, lower, or equal to the Cap Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Cap Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Cap Rate will always be at least 4% on any Segment Option we establish under the Contract. Specifically, we guarantee that the minimum Cap Rate for each Index-Linked Segment Option will never be less than the values stated in the table below for each combination of Segment Term Period and Buffer Rate.

Term	Buffer Rate	Minimum Cap Rate
1-Year	20%	4.00%
	10%	5.00%
2-Year	20%	8.00%
	10%	10.00%
6-Year	30%	18.00%
	20%	24.00%
	10%	30.00%
We declare a Participation Rate for each new Segment Term Period for Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Options, subject to a minimum Participation Rate of 100%. The Participation Rate for a new Segment Term Period may be higher, lower, or equal to the Participation Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Participation Rate will always be at least 100% on any Segment Option we establish under the Contract.

We declare a Downside Participation Rate for each new Segment Term Period for Dual Direction Buffer Segment Options, subject to a minimum Downside Participation Rate of 100%. The Downside Participation Rate for a new Segment Term Period may be higher, lower, or equal to the Downside Participation Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Downside Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Downside Participation Rate will always be at least 100% on any Segment Option we establish under the Contract.

We declare a Trigger Rate for each new Segment Term Period for Trigger Buffer Segment Options and Dual Trigger Buffer Segment Options. The Trigger Rate for a new Segment Term Period may be higher, lower, or equal to the Trigger Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Trigger Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Trigger Rate will always be at least 5% on any Segment Option we establish under the Contract. Specifically, we guarantee that Trigger Rates for Trigger Buffer and Dual Trigger Buffer Segment Options will never be less than the values stated in the table below for each combination of Segment Term Period and Buffer Rate.

Term	Buffer Rate	Minimum Trigger Rate
Trigger Buffer Segment Options
1-Year	10%	5.00%
Dual Trigger Buffer Segment Options
1-Year	10%	5.00%
6-Year	30%	18.00%
	20%	24.00%
	10%	30.00%

    We declare an Annual Interest Rate for each new Segment Term Period for the Fixed Segment Option, subject to a minimum Annual Interest Rate of 1.00%. The Annual Interest Rate for a new Segment Term Period may be higher, lower, or equal to the Annual Interest Rate for the current Segment Term Period. If it is lower, it will reduce the amount of Segment Credit you will receive. You risk the possibility that the Annual Interest Rate declared for a new Segment Term Period will be lower than you would find acceptable.

Risks Associated With Performance Lock [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Performance Lock and Re-Entry
If a Performance Lock is exercised:
•It is irrevocable.
•You will no longer participate in the performance of the Reference Index, whether positive or negative, for the remainder of the Segment Term Period for the locked Index-Linked Segment Option.
•The Equity Adjustment will not cause any further change in the Segment Value from the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock.
•You will not receive a Segment Credit for the locked Index-Linked Segment Option at the end of its current Segment Term Period. From the Performance Lock Date until the earlier of (1) the Business Day that we process a valid Re-Entry Request, and (2) the Segment Anniversary immediately following the Performance Lock, the locked Segment Value will earn interest at the current Annual Interest Rate used for the Fixed Segment Option. The Annual Interest Rate may be as low as 1.00%.
•We will lock in the next calculated Segment Value after we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Segment Value in advance. Therefore, your Segment Value may be higher or lower than it was at the point in time you requested a Performance Lock.
•We will not provide advice or notify you regarding whether you should exercise a Performance Lock or Re-Entry Request or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock or Re-Entry Request at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock or Re-Entry Request.
•There may not be an optimal time to exercise a Performance Lock and Re-Entry Request during a Segment Term Period. It may be better for you if you do not exercise a Performance Lock or submit a Re-Entry Request. It is impossible to know with certainty whether or not a Performance Lock or Re-Entry Request should be exercised.
•If a Performance Lock is exercised when your Segment Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Segment Value includes the Equity Adjustment, the Segment Value may be less than the Base Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option.
•If you take a Withdrawal and do not instruct us otherwise, we will take the Withdrawal first from the Fixed Segment Option, and then pro rata from the Index-Linked Segment Options, starting with those with the shortest Segment Term Period. Any Withdrawals taken from a locked Index-Linked Segment Option after the exercise of a Performance Lock will not receive any adjustment from that Segment Option's Equity Adjustment beyond what they already locked in on the Performance Lock Date (though any applicable Interest Adjustment and Withdrawal Charges will still apply). Therefore, net proceeds from Withdrawals may be lower than they would have been if the Performance Lock had not been exercised and Withdrawals had been taken from an Index-Linked Segment Option that wasn't locked.
•There are limits on Re-Entry Requests. A Re-Entry Request may be made no later than 14 calendar days prior to the next Segment Anniversary. The number of Re-Entry Requests that may be made on locked Index-Linked Segment Options in a single Segment Year may not exceed 16. After the maximum is reached, you may not make a Re-Entry Request on any locked Index-Linked Segment Option for the remainder of the Segment Year. These limitations mean you may not be able to take advantage of positive changes to Index values during the 14 calendar days prior to the next Segment Anniversary, or the time between your sixteenth Re-Entry Request and the next Segment Anniversary, which may limit your return potential.
•If you exercise a Performance Lock, the Segment Value will be re-allocated to one or more Segment Options at the earlier of the next Segment Anniversary or us receiving a valid Re-Entry Request, and will be subject to a new Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate, as applicable. The rates for the new Segment Option(s) may be less than the rates received in the current Segment Term Period.
•A Re-Entry Request may not transfer Segment Value into any Segment Option with a 6-year Segment Term Period. This limitation means you will not be able to allocate funds to any Segment Option with a 6-year Segment Term Period until the next Segment Anniversary.

Risks Associated With Indices [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Indices
    Index-Linked Segment Options do not directly participate in the returns of the underlying securities of any Reference Index. Price return Indices do not include dividends that may become payable on the underlying securities, and would have a higher Index Change if the dividends from the underlying securities were included.

    The historical performance of the Indices does not guarantee future results. The S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100® Index are each comprised of a collection of equity securities. For each Index, the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. During periods of market stress, the component securities may move in the same direction, causing the Index to go up or down rapidly and unpredictably. In addition, the value of the component securities may decline for reasons directly related to the issuers of the securities.

There is no guarantee that a Reference Index will be available for the entire term of your Contract. If a Reference Index is substituted with a comparable Reference Index, there is a risk that the performance of the new Reference Index may not be as good as the performance of the existing Reference Index as measured from the date of substitution to the end of the Segment Term Period. As a result, funds allocated to the substituted Reference Index may earn a return that is lower than the return they would have earned if the Reference Index were not substituted.

S&P 500 Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
S&P 500® Price Return Index
    The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. See the “The Insurance Company and Investment Options” section for more information.
Russell 2000 Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Russell 2000® Price Return Index
    The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. See the “The Insurance Company and Investment Options” section for more information.
MSCI EAFE Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
MSCI EAFE Price Return Index
    The MSCI EAFE Index is an equity Index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The MSCI EAFE Index is an equity Index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. See the “The Insurance Company and Investment Options” section for more information.
Nasdaq-100 Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nasdaq-100® Price Return Index
The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). See “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). See “The Insurance Company and Investment Options” section for more information.

Availability Of Segment Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability of Segment Options
Upon the expiration of each Segment Term Period, the Base Segment Value will be reallocated to the same Segment Option, unless you instruct otherwise. If an expiring Segment Option is no longer available, the Base Segment Value will be transferred to the Fixed Segment Option, unless you instruct otherwise. Performance Blend Buffer Segment Options and Dual Trigger Buffer Segment Options with a 6-year Segment Term Period are only available on the Initial Segment Start Date.
Financial Strength And Claims-Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Our Financial Strength and Claims-Paying Ability
    As an insurance company, we are required by state law to hold a specified amount of reserves in order to meet all contractual obligations of our General Account to Owners. We monitor our reserves so that we hold sufficient amounts to meet actual or expected Contract or claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims paying obligations and that there are risks to purchasing any insurance product. We encourage both existing and future Owners to read and understand our financial statements, prepared in accordance with accounting practices prescribed and permitted by the New York Department of Financial Services, which are included in the Statement of Additional Information.

    No Company other than Athene Annuity & Life Assurance Company of New York has any legal responsibility to pay amounts owed under the Contracts. You should look to the financial strength of the Company for its claims paying ability to pay amounts owed under the Contract.

The General Account holds all our assets other than the assets of our Separate Accounts. The General Account assets support the guarantees under the Contracts as well as our other general obligations. Assets in the General Account are not segregated for the benefit of any particular Contract or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as payment of salaries, rent and ordinary business expenses.

Reliance On Rule 12h-7 Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reliance on Rule 12h-7 The Company relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Regulatory Protection Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Regulatory Protection
    The Company is not an investment company and is not registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

No Ownership Of Underlying Securities Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Ownership of Underlying Securities
    Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.
Separate Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Separate Account
    The Separate Account is the non-unitized separate account, established by the Company under New York law, in which we hold reserves for Index-Linked Segment Options we provide under the Contract. We will maintain assets in the Separate Account with an aggregate value at least equal to the reserves and other Contract liabilities of the Separate Account. Owners do not participate in the performance of assets held in the Separate Account and do not have any claim on such assets. The obligations under this Contract are independent of the investment performance of the Separate Account and are obligations of the Company. The Separate Account is not registered under the Investment Company Act of 1940. The Separate Account complies with New York law and has been authorized by the New York Department of Financial Services.
    We own the assets of the Separate Account, as well as any favorable investment performance on those assets. We are obligated to pay all money we owe under the Contract. If the assets in the Separate Account are insufficient to pay when due amounts guaranteed under the Contracts, the General Account may fund shortfalls in the Separate Account or guarantee the performance of such obligations by making such payments. Any excess in assets in the Separate Account over the amount which qualifies to be applied against the reserves and other liabilities under the Contract may be transferred to the General Account.

    General Account assets support guarantees under the Contract as well as our other general obligations. General Account assets are not segregated for the benefit of any particular Contract or obligation. We guarantee all benefits relating to your value in the Contract, regardless of whether assets supporting it are held in the Separate Account or our General Account. You should look to the financial strength of the Company for its claims-paying ability to pay amounts owed under the contract.

Cybersecurity And Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Business Continuity Risk
    Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information systems failure (e.g. hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service on our website, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, the Indices, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of transfer requests, impact our ability to calculate Base Segment Values or Segment Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the underlying securities in which the Indices invest, which may cause the Indices in your Contract to lose value. We may not be able to anticipate, detect, repel or implement effective preventative measures against all such threats, particularly because the techniques used are constantly evolving and increasingly sophisticated.

All of these risks are also applicable where the Company relies on third-party suppliers to provide products and services to the Company’s customers. While the Company requires critical third party suppliers to implement and maintain effective cybersecurity and data protection measures, we cannot guarantee that third parties and infrastructure in our supply chain have not been compromised or that they do not contain exploitable defects that could result in a disruption to our information technology systems or third party information technology systems that support the Company's insurance products. Our ability to monitor these third parties’ information securities practices is limited, and these third party suppliers may not have adequate information security measures in place. In addition, if one of the Company’s third party suppliers suffers a security breach, which has happened in the past, the Company's ability to respond may be limited because we do not have direct access to the third party’s supplier’s systems, logs and other information related to the security breach.

    Other disruptive events, including but not limited to natural disasters and public health crises may adversely affect our ability to conduct business, including if our employees or employees of service providers are unable to perform their responsibilities as a result of such event. Cybersecurity breaches and other disruptions to our business can interfere with our processing Contract transactions, such as the processing of transfers between Segment Options on the Segment End Date, impact our ability to calculate the various components of Contract Value, cause the release of confidential information, or other operational issues.

Assumption And Estimate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company’s financial condition, results of operations, liquidity and cash flows depend on the accuracy of our management’s assumptions and estimates, and we could experience significant gains or losses if these assumptions and estimates differ significantly from actual results.

    The Company makes and relies on certain assumptions and estimates regarding many matters related to its business, including valuations, interest rates, investment returns, expenses and operating costs, tax assets and liabilities, tax rates, business mix, surrender activity, mortality and contingent liabilities. The Company also uses these assumptions and estimates to make decisions crucial to its business operations, including establishing pricing, target returns and expense structures for its products and pension group annuity transactions; determining the amount of reserves it is required to hold for its policy liabilities; determining the price it will pay to acquire or reinsure business; determining the hedging strategies we employ to manage risks to its business and operations; and determining the amount of regulatory and rating agency capital it must hold to support its business. The factors influencing these assumptions and estimates cannot be calculated or predicted with certainty, and if these assumptions and estimates differ significantly from actual outcomes and results, the Company’s financial condition, result of operations, liquidity and cash flows may be materially and adversely affected. Certain of the assumptions relevant to the Company's business are discussed in greater detail below.

•Insurance Products and Liabilities. Pricing of the Company’s annuity and other insurance products, whether issued by the Company or acquired through reinsurance or acquisitions, is based upon assumptions about persistency, mortality and the rates at which optional benefits are elected. A factor which may affect persistency for some of the Company's products is the value of guaranteed minimum benefits. An increase in the value of guaranteed minimum benefits could result in the Company's policies remaining in force longer than we have estimated, which could adversely affect the Company's results of operations. This could be caused by extended periods of poor equity market performance and/or low interest rates, developments affecting customer perception and other factors outside the Company's control. Alternatively, the Company's persistency estimates could be negatively affected during periods of rising equity markets or interest rates or by other factors outside the Company's control, which could result in fewer policies remaining in force than estimated. Therefore, the Company's results will vary based on deviations from expected policyholder behavior.
If emerging or actual experience deviates from the Company’s assumptions, such deviations could have a significant effect on the Company's business, financial condition, results of operations, liquidity and cash flows. For example, a significant portion of the Company’s in-force and newly issued products contain riders that offer guaranteed lifetime income or death benefits. These riders expose the Company to mortality, longevity and policyholder behavior risks. If actual utilization of certain rider benefits is adverse when compared to the Company’s estimates used in setting its reserves for future policy benefits, these reserves may prove to be inadequate and the Company may be required to increase such reserves. More generally, deviations from the Company's pricing expectations could result in the Company earning less of a spread between the investment income earned on the Company's assets and the interest credited to such products and other costs incurred in servicing the products, or may require the Company to make more payments under certain products than it had projected.
•Determination of Fair Value. The Company holds securities, derivative instruments and other assets and liabilities that must be, or at the Company's election are, measured at fair value. Fair value represents the anticipated amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction. The determination of fair value involves the use of various assumptions and estimates, and considerable judgment may be required to estimate fair value. Accordingly, estimates of fair value are not necessarily indicative of the amounts that could be realized in a current or future market exchange. As such, changes in, or deviations from, the assumptions used in such valuations can significantly affect the Company’s financial condition and results of operations. During periods of market disruption, including periods of rapidly changing credit spreads or illiquidity, if trading becomes less frequent or market data becomes less observable, it will likely be difficult to value certain of the Company’s investments. Further, rapidly changing credit and equity market conditions could materially impact the valuation of investments as reported within the Company's financial statements, and the period-to-period changes in value could vary significantly. Even if the Company’s assumptions and valuations are accurate at the time that they are made, the market value of the Company’s investments could subsequently decline, which could materially and adversely impact the financial condition, results of operations or cash flows.
•Hedging Strategies. The Company uses, and may in the future use, derivatives and reinsurance contracts to hedge risks related to current or future changes in the fair value of its assets and liabilities; current or future changes in cash flows; changes in interest rates, equity markets and credit spreads; the occurrence of credit defaults; foreign currency fluctuations; and changes in mortality and longevity. The Company uses equity derivatives to hedge the liabilities associated with its indexed annuities. The Company’s hedging strategies rely on assumptions and projections regarding the Company’s assets and liabilities, as well as general market factors and the creditworthiness of the Company’s counterparties, any or all of which may prove to be incorrect or inadequate. Additionally, the derivatives market has become the subject of comprehensive regulation, which may impact the availability and cost of derivatives that we use. Accordingly, the Company’s ability to hedge and its hedging activities may be adversely impacted or not have the desired impact. The Company may also incur significant losses on hedging transactions.
•Financial Statements. The preparation of the consolidated financial statements of the Company requires management to make various estimates and assumptions that affect the amounts reported therein. These significant estimates and assumptions include, but are not limited to, the fair value of investments; impairment of investments and allowances for expected credit losses; derivatives valuation, including embedded derivatives; future policy benefit reserves; market risk benefit assets and liabilities; consolidation of VIEs; and income taxes. The estimates and assumptions required for these calculations involve judgment and by nature are imprecise and subject to changes and revisions over time. Accordingly, the Company’s financial condition and results of operations may be adversely affected if actual results differ from the estimates we use or if assumptions are materially revised.

Third Party Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company relies significantly on third parties for various services, and the Company may be held responsible for obligations that arise from the acts or omissions of third parties under the third parties’ respective agreements with the Company if the third parties are deemed to have acted on the Company’s behalf.

The Company relies significantly on third parties to provide various services that are important to the Company’s business, including investment, distribution and administrative services. As such, the Company’s business may be affected by the performance of those parties. Additionally, the Company’s operations are dependent on various technologies, some of which are provided or maintained by certain key outsourcing partners and other parties.

Many of the Company’s products and services are sold through third-party intermediaries. In particular, the Company is reliant on such intermediaries to describe and explain these products and services to potential customers, and although the Company takes precautions to avoid this result, such intermediaries may be deemed to have acted on its behalf. If that occurs, the intentional or unintentional misrepresentation of the Company’s products and services in advertising materials or other external communications, or inappropriate activities by an intermediary or personnel employed by an intermediary could result in liability for the Company and have an adverse effect on its reputation and business prospects, as well as lead to potential regulatory actions or litigation involving or against the Company. In addition, the Company relies on third-party administrators (“TPAs”) to administer a portion of its annuity contracts, as well as its legacy life insurance business. Some of the Company’s reinsurers also use TPAs to administer business which the Company reinsures to them. To the extent any of these TPAs do not administer such business appropriately, the Company may experience customer complaints, regulatory intervention and other adverse impacts, which could affect its future growth and profitability. If any of these TPAs or their employees are found to have made material misrepresentations to the Company’s policyholders, violated applicable insurance, privacy or other laws and regulations or otherwise engaged in misconduct, the Company could be held liable for their actions and be subject to regulatory scrutiny, which could adversely affect the Company’s reputation, business prospects, financial condition, results of operations, and cash flows.

Additionally, past or future misconduct by the Company’s agents that distribute the Company's products or by employees of the Company's vendors could result in violations of law by the Company, regulatory sanctions and/or serious reputational or financial harm and the precautions the Company takes to prevent and detect this activity may not be effective in all cases. Although the Company employs controls and procedures designed to monitor associates’ business decisions and to prevent the Company from taking excessive or inappropriate risks, associates may take such risks regardless of such controls and procedures.

AAIA Reinsurance Arrangement Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company is dependent on a reinsurance arrangement with AAIA.

The Company has entered into a coinsurance funds withheld agreement (“FWH Agreement”) with Athene Annuity and Life Company (“AAIA”). Pursuant to the FWH Agreement, the Company cedes to AAIA a 90% quota share of certain portions of its retail annuity business. The Company does not expect to cede to AAIA or any other affiliate any liabilities arising out of the Contract. Under the FWH Agreement, the Company transfers the reserves to AAIA and is required to establish a funds withheld account at the inception of the reinsurance relationship with assets equal to the gross statutory reserves corresponding to the ceded business (the “Reserves”). Payments on the liabilities ceded by the Company are made from the applicable funds withheld account when due. To the extent that the assets maintained in the funds withheld account are less than the corresponding Reserves, AAIA is required to transfer assets to the Company to be deposited into the applicable funds withheld account upon settlement. Should AAIA fail to make any such transfer, the Company’s ability to make payments on a ceded liability could be adversely affected. Due to the FWH Agreement, the amount of capital and surplus that the Company is required to maintain is less than what would be required if the insurance liabilities were not ceded to AAIA. Therefore, the Company may have fewer assets available to make payments under its insurance liabilities in the event of a default by AAIA., The Company remains primarily liable for the policies ceded to AAIA and may have fewer assets available to make payments under its insurance liabilities in the event of a default by AAIA. AAIA, on the one hand, and the Company, on the other hand, may agree to modify or terminate the FWH Agreement without the consent of policyholders, and such modification or termination may be detrimental to the interests of such policyholders and the Company’s ability to satisfy its financial obligations may be adversely affected.

Financial Services Company Liquidity And Regulatory Capital Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
As a financial services company, the Company is exposed to liquidity risk, which is the risk that the Company is unable to meet near-term obligations as they come due.
Liquidity risk is a manifestation of events that are driven by other risk types (e.g. market, policyholder behavior, operational). A liquidity shortfall may arise in the event of insufficient funding sources or an immediate and significant need for cash or collateral. In addition, it is possible that expected liquidity sources, such as the Company's credit facilities, may be unavailable or inadequate to satisfy the liquidity demands described below. In particular, adverse economic and geopolitical conditions, including the armed conflicts between Russia and Ukraine, and in the Middle East, inflationary pressures and corresponding actions taken by the US Federal Reserve, plateauing or slowing economic growth, evolving global tariff or trade policies, and sanctions imposed on Russia by the US and other countries, continue to contribute to volatility in the financial markets. These developments may restrict the liquidity sources available to the Company and may also increase the Company's liquidity needs. The Company primarily has liquidity exposure through its collateral market exposure, asset liability mismatch, dependence on the financial markets for funding and funding commitments. If a material liquidity demand is triggered and the Company is unable to satisfy the demand with the sources of liquidity readily available to us, it may have a material adverse impact on the Company's business, financial condition, results of operations, liquidity and cash flows.
Litigation, Regulatory Investigations Or Enforcement Actions Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company may be the target or subject of, and may be required to defend against or respond to, litigation, regulatory investigations, enforcement actions or reputational harm.

The Company operates in an industry in which various practices are subject to potential litigation, including class actions, and regulatory scrutiny. The Company, like other financial services companies, is involved in litigation and arbitration in the ordinary course of business and may be the subject of regulatory proceedings (including investigations and enforcement actions). Plaintiffs may seek large or indeterminate amounts of damages in litigation and regulators may seek large fines in enforcement actions. Given the large or indeterminate amounts sometimes sought, and the inherent unpredictability of litigation and enforcement actions, it is possible that an unfavorable resolution of one or more matters could have a material and adverse effect on the Company’s business, financial condition, results of operations and cash flows. Even if we ultimately prevail in any litigation or receive positive results from investigations, the Company could incur material legal costs or its reputation could be materially adversely affected.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Each Index-Linked Segment Option will have a Buffer Rate, which establishes the amount of loss attributable to negative Index Change that we will absorb before we apply a negative Segment Credit to the Base Segment Value on the Segment End Date.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	A negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	If the Index Change is -25%, a 10% Buffer Rate will limit the negative interest credited to -15%, which is the amount that exceeds the Buffer Rate. All Index-Linked Segment Options are exposed to potential loss due to poor Reference Index performance over the Segment Term Period. This means you could lose between 70% (with a 30% Buffer Rate) and 90% (with a 10% Buffer Rate) of the amount you invest in an Index-Linked Segment Option when a Segment Credit is calculated.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Buffer Rate will always be at least 10%.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]	The Buffer Rate will always be at least 10%.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]	We also consider various factors in determining the Buffer Rates at the time we issue the Contract, including available investment returns, the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors. We determine the Buffer Rates at our sole discretion.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Point-to-Point Crediting Method, a negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Performance Blend Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative aggregate index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Performance Blend Crediting Method, a negative Segment Credit will apply for any negative Aggregate Index Change in excess of the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Aggregate Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Dual Direction Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Dual Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Base Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | 10 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | 20 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | 30 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member] | 10 Percent Buffer Rate [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member] | 20 Percent Buffer Rate [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member] | 30 Percent Buffer Rate [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	70.00%
Buffer Rate Return Limit [Member] | Segment Options Risk [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index-Linked Segment Option will have a Cap Rate and a Participation Rate, or a Trigger Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate establishes the maximum positive Index Change or Aggregate Index Change used to calculate Segment Credits for Index-Linked Segment Options before the Participation Rate is applied.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Change is 12%, a 4% Cap Rate with a 100% Participation Rate will limit the positive Segment Credit to the Cap Rate of 4%, which is the Cap Rate multiplied by the 100% Participation Rate.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	4.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Cap Rate establishes the maximum positive Index Change or Aggregate Index Change used to calculate Segment Credits for Index-Linked Segment Options before the Participation Rate is applied.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	4.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Cap Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify3.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option, where
"minimum" denotes the applicable minimum inside or outside the Withdrawal Charge Period. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference Indices;
•Increases in fixed income instrument defaults expected by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Changes in our actuarial assumptions due to changes in expected experience.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available Indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credits that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Cap Rate for each available Segment Option for the new Segment Term Period. The Cap Rate for a new Segment Term Period may be higher, lower or equal to the Cap Rate for the current Segment Term Period, but will not be less than the minimum Cap Rate. If the new Cap Rate is lower than your current Cap Rate, it will reduce your opportunity to receive a positive Segment Credit. You risk the possibility that the Cap Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Cap Rate or transferring your Base Segment Value to another available Segment Option. If the new Cap Rate is less than you find acceptable, you must give us Notice of any transfer request no later than two Business Days prior to your next Segment End Date. You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Cap Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock and Re-Entry” section for additional details. All else equal, a higher Buffer Rate leads to a lower Cap Rate.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Cap Rate is less than you find acceptable, you must give us Notice of any transfer request no later than two Business Days prior to your next Segment End Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Cap Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	4.00%
Cap Rate Return Limit [Member] | Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Cap Rate Return Limit [Member] | Performance Blend Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Cap Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Cap Rate Return Limit [Member] | 1-Year, 20 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	400.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	4.00%
Cap Rate Return Limit [Member] | 1-Year, 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	500.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	5.00%
Cap Rate Return Limit [Member] | 2-Year, 20 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	800.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	8.00%
Cap Rate Return Limit [Member] | 2-Year, 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1000.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	10.00%
Cap Rate Return Limit [Member] | 6-Year, 30 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1800.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	18.00%
Cap Rate Return Limit [Member] | 6-Year, 20 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2400.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	24.00%
Cap Rate Return Limit [Member] | 6-Year, 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	3000.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	30.00%
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	5.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 4.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	5.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 4.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4.00% Cap Rate
Cap Rate Return Limit [Member] | Russell 2000® (RTY), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	5.00% Cap Rate
Cap Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	5.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	10.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 8.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	8.00%
Index-Linked Option Available, Index Gain Limit Type	8.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	10.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 8.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	8.00%
Index-Linked Option Available, Index Gain Limit Type	8.00% Cap Rate
Cap Rate Return Limit [Member] | Russell 2000® (RTY), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	10.00% Cap Rate
Cap Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	10.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Index-Linked Option Available, Index Gain Limit Type	30.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Index-Linked Option Available, Index Gain Limit Type	24.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate, 18.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Index-Linked Option Available, Index Gain Limit Type	18.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Index-Linked Option Available, Index Gain Limit Type	30.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Index-Linked Option Available, Index Gain Limit Type	24.00% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate, 18.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Index-Linked Option Available, Index Gain Limit Type	18.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX),Russell 2000® (RTY),MSCI EAFE (MXEA), Blended Market Index, 6-Year, Performance Blend, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Index-Linked Option Available, Index Gain Limit Type	30.00% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Direction, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Index-Linked Option Available, Index Gain Limit Type	24.00% Cap Rate
Cap Rate Return Limit [Member] | Segment Options Risk [Member] | Point-To-Point, Dual Direction, And Performance Blend Segments [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index-Linked Segment Option will have a Cap Rate and a Participation Rate, or a Trigger Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is a percentage that is multiplied by any positive Index Change or Aggregate Index Change after the application of the Cap Rate, to calculate the Segment Credit for Index-Linked Segment Options.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Change is 12%, a 4% Cap Rate with a 100% Participation Rate will limit the positive Segment Credit to the Cap Rate of 4%, which is the Cap Rate multiplied by the 100% Participation Rate.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is a percentage that is multiplied by any positive Index Change or Aggregate Index Change after the application of the Cap Rate, to calculate the Segment Credit for Index-Linked Segment Options. If the Participation Rate is higher than 100%, this may result in a Segment Credit that exceeds the Cap Rate. The Participation Rate is never applied to a negative Index Change.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Participation Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify3.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option, where
"minimum" denotes the applicable minimum inside or outside the Withdrawal Charge Period. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference Indices;
•Increases in fixed income instrument defaults expected by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Changes in our actuarial assumptions due to changes in expected experience.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available Indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credits that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Participation Rate for each available Segment Option for the new Segment Term Period. The Participation Rate for a new Segment Term Period may be higher, lower or equal to the Participation Rate for the current Segment Term Period, but will not be less than the minimum Participation Rate of 100%. If the new Participation Rate is lower than your current Participation Rate, it will reduce your opportunity to receive a positive Segment Credit. You risk the possibility that the Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Participation Rate or transferring your Base Segment Value to another available Segment Option. If the new Participation Rate is less than you find acceptable, you must give us Notice of your requested transfer no later than two Business Days prior to your Segment End Date. You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock and Re-Entry” section for additional details.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Participation Rate is less than you find acceptable, you must give us Notice of your requested transfer no later than two Business Days prior to your Segment End Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Participation Rate Return Limit [Member] | Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Participation Rate Return Limit [Member] | Performance Blend Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Participation Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 4.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 4.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Russell 2000® (RTY), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 5.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 8.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 8.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Russell 2000® (RTY), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 10.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate, 18.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate, 18.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX),Russell 2000® (RTY),MSCI EAFE (MXEA), Blended Market Index, 6-Year, Performance Blend, 10% Buffer Rate, 30.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Direction, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Segment Options Risk [Member] | Point-To-Point, Dual Direction, And Performance Blend Segments [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Point-to-Point Buffer, Dual Direction Buffer, and Performance Blend Buffer Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.
Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index-Linked Segment Option will have a Cap Rate and a Participation Rate, or a Trigger Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Trigger Rate establishes the positive rate to be used in the calculation of the Segment Credit for Trigger Buffer Segment Options and Dual Trigger Buffer Segment Options if the Index Change is greater than or equal to a threshold specified by the Crediting Method used by that Segment Option.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Trigger Rate is 11%, the maximum Segment Credit will be limited to 11% on a Segment Option with a Trigger Crediting Method if the Index Change is greater than or equal to zero, and on a Segment Option with Dual Trigger Crediting Method if the Index Change is positive, zero, or negative but fully offset by the Buffer Rate.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	5.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Trigger Rate establishes the positive rate to be used in the calculation of the Segment Credit for Trigger Buffer Segment Options and Dual Trigger Buffer Segment Options if the Index Change is greater than or equal to a threshold specified by the Crediting Method used by that Segment Option.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	5.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Trigger Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify3.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option, where
"minimum" denotes the applicable minimum inside or outside the Withdrawal Charge Period. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference Indices;
•Increases in fixed income instrument defaults expected by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Changes in our actuarial assumptions due to changes in expected experience.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available Indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credits that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Trigger Rate for each available Segment Option for the new Segment Term Period. The Trigger Rate for a new Segment Term Period may be higher, lower or equal to the Trigger Rate for the current Segment Term Period, but will not be less than the minimum Trigger Rate. You risk the possibility that the Trigger Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Trigger Rate or transferring your Base Segment Value to another available Segment Option. If the new Trigger Rate is less than you find acceptable, you must give us Notice of any transfer request no later than two Business Days prior to your next Segment End Date. You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Trigger Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock and Re-Entry” section for additional details.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Trigger Rate is less than you find acceptable, you must give us Notice of any transfer request no later than two Business Days prior to your next Segment End Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Trigger Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	5.00%
Trigger Rate Return Limit [Member] | Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Trigger and Dual Trigger Buffer Segment Option has a Trigger Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period.
Trigger Rate Return Limit [Member] | Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Trigger and Dual Trigger Buffer Segment Option has a Trigger Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period.
Trigger Rate Return Limit [Member] | 1-Year, 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	500.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	5.00%
Trigger Rate Return Limit [Member] | 1-Year, 10 Percent Buffer Rate [Member] | Dual Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	500.00%
Trigger Rate Return Limit [Member] | 6-Year, 30 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	18.00%
Trigger Rate Return Limit [Member] | 6-Year, 30 Percent Buffer Rate [Member] | Dual Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1800.00%
Trigger Rate Return Limit [Member] | 6-Year, 20 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	24.00%
Trigger Rate Return Limit [Member] | 6-Year, 20 Percent Buffer Rate [Member] | Dual Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2400.00%
Trigger Rate Return Limit [Member] | 6-Year, 10 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	30.00%
Trigger Rate Return Limit [Member] | 6-Year, 10 Percent Buffer Rate [Member] | Dual Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	3000.00%
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Trigger, 10% Buffer Rate, 5.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	5.00% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Dual Trigger, 10% Buffer Rate, 5.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	5.00% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Trigger, 10% Buffer Rate, 30.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Index-Linked Option Available, Index Gain Limit Type	30.00% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Trigger, 20% Buffer Rate, 24.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Index-Linked Option Available, Index Gain Limit Type	24.00% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Trigger, 30% Buffer Rate, 18.00% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Index-Linked Option Available, Index Gain Limit Type	18.00% Trigger Rate
Trigger Rate Return Limit [Member] | Segment Options Risk [Member] | Dual Trigger Crediting Method [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Dual Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if a Dual Trigger Buffer Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
Trigger Rate Return Limit [Member] | Segment Options Risk [Member] | Trigger Crediting Method [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Trigger Buffer Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.
Downside Participation Rate Return Limit [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Downside Participation Rate is a percentage used in Dual Direction Buffer Segment Options that is multiplied by the absolute value of the Index Change if the Index Change is negative but fully offset by the Buffer Rate, to calculate the Segment Credit.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Downside Participation Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify3.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option, where
"minimum" denotes the applicable minimum inside or outside the Withdrawal Charge Period. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference Indices;
•Increases in fixed income instrument defaults expected by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Changes in our actuarial assumptions due to changes in expected experience.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available Indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credits that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]
At least fifteen calendar days before each Segment End Date, we will Notify you of the Downside Participation Rate for each available Dual Direction Buffer Segment Option for the new Segment Term Period. The Downside Participation Rate for a new Segment Term Period may be higher, lower or equal to the Downside Participation Rate for the current Segment Term Period, but will not be less than the minimum Downside Participation Rate of 100%. If the new Downside Participation Rate is lower than your current Downside Participation Rate, it will reduce your opportunity to receive a positive Segment Credit. You risk the possibility that the Downside Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Downside Participation Rate or transferring your Base Segment Value to another available Segment Option. If the new Downside Participation Rate is less than you find acceptable, you must give us Notice of your requested transfer no later than two Business Days prior to your Segment End Date. You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Downside Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock and Re-Entry” section for additional details.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, which includes any applicable Equity Adjustment, and may be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Downside Participation Rate is less than you find acceptable, you must give us Notice of your requested transfer no later than two Business Days prior to your Segment End Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a transfer request, and do not withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Downside Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not submit a Re-Entry Request or provide transfer instructions, in most circumstances your Base Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Downside Participation Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Downside Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Direction, 20% Buffer Rate, 24.00% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Downside Participation Rate
Downside Participation Rate Return Limit [Member] | Segment Options Risk [Member] | Dual Direction Crediting Method [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Dual Direction Buffer Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if a Dual Direction Buffer Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.
Segment Credit [Member] | 10% Buffer Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Segment Credit [Member] | 20% Buffer Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Segment Credit [Member] | 30% Buffer Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
S&P 500 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	S&P 500® Price Return Index
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500® Price Return Index (ticker symbol: SPX) was established by Standard & Poor’s. The S&P 500® Price Return Index includes five hundred leading companies in leading industries of the US economy, capturing 75% coverage of U.S. Equities.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix E - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	Russell 2000® Price Return Index
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Russell 2000® Price Return Index (ticker symbol: RTY) was established by Russell Investments. The Russell 2000® Price Return Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Price Return Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately two thousand of the smallest securities based on a combination of their market cap and current Index membership.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix E - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	MSCI EAFE Price Return Index
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The MSCI EAFE Price Return Index (ticker symbol: MXEA) is a free float-adjusted market capitalization Index that is designed to measure the equity performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the MSCI EAFE consists of securities from the following twenty-one developed countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix E - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Nasdaq-100 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	Nasdaq-100® Price Return Index
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Nasdaq-100® Price Return Index (ticker symbol: NDX) includes one hundred of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix E - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Reference Index is a price return Index, not a total return Index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
C000271854 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Athene Amplify® 3.0 NY
Non-variable Annuities, Combination [Flag]	false